PROSPECTUS

                 THE VALUEMARK[{R}] IV VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                      ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

To the extent that the issuance of this Contract may subject Allianz Life to a duty under section 15(d) of the Securities Exchange Act of 1934 to file reports required by section 13(a) of that Act, Allianz Life is relying on the exemption from such reporting provided by Rule 12h-7 under that Act.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.

Dated: April 27, 2009

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund


BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] BlackRock Growth Fund
AZL[{R}] Money Market Fund
BlackRock Global Allocation V.I. Fund


COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund
AZL[{R}] Columbia Technology Fund
DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]
DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
FIRST TRUST
AZL[{R}] First Trust Target Double Play Fund


FRANKLIN TEMPLETON
AZL[{R}] Franklin Small Cap Value Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

FUND OF FUNDS
AZL[{R}] Fusion Balanced Fund
AZL[{R}] Fusion Growth Fund
AZL[{R}] Fusion Moderate Fund


JENNISON
AZL[{R}] Jennison 20/20 Focus Fund
J.P. MORGAN
AZL[{R}] JPMorgan Large Cap Equity Fund
AZL[{R}] JPMorgan U.S. Equity Fund
NICHOLAS-APPLEGATE
AZL[{R}] NACM International Fund


OPPENHEIMER CAPITAL
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]


OPPENHEIMER FUNDS
AZL[{R}] Oppenheimer Global Fund
AZL[{R}] Oppenheimer International Growth Fund
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]


PIMCO
AZL[{R}] PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS[{R}] Growth and Income Portfolio[(4)]
PIMCO VIT Total Return Portfolio


PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio
SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund
AZL[{R}] Schroder International Small Cap Fund
SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)]
TARGETPLUS PORTFOLIOS
AZL TargetPLUS[SM] Balanced Fund
AZL TargetPLUS[SM] Equity Fund
AZL TargetPLUS[SM] Growth Fund
AZL TargetPLUS[SM] Moderate Fund
TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund
VAN KAMPEN
AZL[{R}] Van Kampen Comstock Fund
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Franchise Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund

(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.
(4) The fund will be liquidated on or about July 17, 2009 and will then no longer be available as an Investment Option under the Contract. For additional information regarding the liquidation, please see the PIMCO VIT StocksPLUS Growth and Income Portfolio prospectus. Any Contract Value remaining in the Investment Option at the time the fund is liquidated will be transferred to the AZL Money Market Fund.
          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

TABLE OF CONTENTS
FEE TABLES........................4
  Contract Owner Transaction Expenses4
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options5
  Examples........................6
1.THE VARIABLE ANNUITY CONTRACT...7
  Ownership.......................8
2.THE ANNUITY PHASE...............9
  Income Date.....................9
  Partial Annuitization..........10
  Annuity Options................10
  Traditional Annuity Payments...12
  Traditional Guaranteed Minimum Income Benefit
  (GMIB).........................13
  Taxation of GMIB Payments......14
  Amount Used to Calculate GMIB Payments15
  Traditional GMIB Value.........15
3.PURCHASE.......................15
  Purchase Payments..............15
  Automatic Investment Plan (AIP)16
  Allocation of Purchase Payments16
  Tax-Free Section 1035 Exchanges16
  Accumulation Units/Computing the Contract Value17
4.INVESTMENT OPTIONS.............18
  Substitution and Limitation on Further Investments26
  Transfers......................26
  Excessive Trading and Market Timing28
  Dollar Cost Averaging (DCA) Program30
  Flexible Rebalancing...........30
  Financial Advisers - Asset Allocation Programs30
  Voting Privileges..............31
5.OUR GENERAL ACCOUNT............31
6.EXPENSES.......................32
  Separate Account Annual Expenses32
  Contract Maintenance Charge....32
  Withdrawal Charge..............33
  Transfer Fee...................34
  Premium Taxes..................35
  Income Taxes...................35
  Investment Option Expenses.....35
7.TAXES..........................35
  Annuity Contracts in General...35
  Qualified Contracts............35
  Multiple Contracts.............36
  Partial 1035 Exchanges.........37
  Distributions - Non-Qualified Contracts37
  Distributions - Qualified Contracts38
  Assignments, Pledges and Gratuitous Transfers39
  Death Benefits.................39
  Withholding....................39
  Federal Estate Taxes...........39
  Generation-Skipping Transfer Tax39
  Foreign Tax Credits............39
  Annuity Purchases by Nonresident Aliens and
  Foreign Corporations...........40
  Possible Tax Law Changes.......40
  Diversification................40
  Required Distributions.........40
8.ACCESS TO YOUR MONEY...........41
  Partial Withdrawal Privilege...41
  Waiver of Withdrawal Charge Benefits42
  Systematic Withdrawal Program..42
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 42
  Suspension of Payments or Transfers43
9.ILLUSTRATIONS..................43
10.DEATH BENEFIT.................44
  Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)44 Enhanced Guaranteed Minimum Death Benefit
  (Enhanced GMDB)................44
  Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection
     GMDB)                                                    46
  Termination of the Death Benefit47
  Death of the Owner Under Inherited IRA Contracts47
  Death of the Owner and/or Annuitant Under
  All Other Contracts............47
  Death Benefit Payment Options..50
11.OTHER INFORMATION.............50
  Allianz Life...................50
  The Separate Account...........50
  Distribution...................51
  Additional Credits for Certain Groups52
  Administration/Allianz Service Center52
  Legal Proceedings..............53
  Financial Statements...........53
12.GLOSSARY......................53
13.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)55 14.PRIVACY AND SECURITY STATEMENT56
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
EACH INVESTMENT OPTION...........58
APPENDIX B - CONDENSED FINANCIAL INFORMATION63
APPENDIX C - GMIB VALUE CALCULATION EXAMPLES73
APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES74
FOR SERVICE OR MORE INFORMATION..76

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

The following is a list of common abbreviations used in this prospectus:

AIA     =   ANNUAL INCREASE AMOUNT            GMIB =   GUARANTEED MINIMUM INCOME BENEFIT
CV PLUS =   CONTRACT VALUE PLUS               MAV  =   MAXIMUM ANNIVERSARY VALUE
GMDB    =   GUARANTEED MINIMUM DEATH BENEFIT

FEE TABLES
The following tables describe the fees and expenses that you will pay when owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                   6%
                                1                                   6%
                                2                                   6%
                                3                                   5%
                                4                                   4%
                                5                                   3%
                                6                                   2%
                         7 years or more                            0%

TRANSFER FEE[(3)]The lesser of $25 or 2% of the amount transferred

PREMIUM TAXES[(4)]...........0% to 3.5%
(as a percentage of each Purchase Payment)

(1)In Washington we waive the withdrawal charge beginning with the later of the first Contract Anniversary after you attain age 70, or the tenth Contract Anniversary. For more information, please see Section 6, Expenses - Withdrawal Charge.
(2)The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege during the first Contract Year or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.
(3)The first twelve transfers in a Contract Year are free. Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(4)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE[(5)]....$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES[(6)]
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

                             CONTRACT WITHOUT A GMIB     CONTRACT WITH THE TRADITIONAL GMIB
                         M&E CHARGES ADMIN. CHARGE TOTAL M&E CHARGES  ADMIN. CHARGE  TOTAL
Traditional GMDB            1.60%        0.15%     1.75%    1.75%         0.15%      1.90%
Enhanced GMDB               1.90%        0.15%     2.05%    2.00%         0.15%      2.15%
Earnings Protection GMDB    1.90%        0.15%     2.05%    2.05%         0.15%      2.20%

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE[(7)]....$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

 M&E CHARGE[(8)]       1.60%
 ADMINISTRATIVE CHARGE 0.15%
 TOTAL                 1.75%

(5)We waive the contract maintenance charge if your Contract Value is at least $50,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $50,000, we waive the charge on all your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(6)Some or all of the guaranteed benefits may not be available in all states, check with your registered representative.
(7)We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $50,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(8)Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 2, The Annuity Phase - Partial Annuitization.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                  MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                 0.47%   1.93%
(including management fees, distribution or 12b-1 fees,
and other expenses) before fee waivers and expense reimbursements

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $30 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $50,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $50,000.

Transfer fees may apply, but are not reflected in the tables. For additional information see section 6, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) The Earnings Protection GMDB and the Traditional GMIB
  (which carries the highest Separate Account annual expense of 2.20%).
  b) The Traditional GMDB and no GMIB (which carries the lowest Separate Account annual expense of 1.75%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)  $1,045 $1,855  $2,600   $4,614
                                                        b)  $1,000 $1,726  $2,392   $4,232
                                                        a)   $900  $1,429  $1,905   $3,303
                                                        b)   $855  $1,294  $1,680   $2,854

If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)   $445  $1,345  $2,260   $4,614
                                                        b)   $400  $1,216  $2,052   $4,232
                                                        a)   $300   $919   $1,565   $3,303
                                                        b)   $255   $784   $1,340   $2,854

* Traditional Annuity Payments are generally not available until the second Contract Anniversary in most states and GMIB Payments are not available until the seventh Contract Anniversary.

See Appendix B for condensed financial information on the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See Appendixes A and B to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

1. THE VARIABLE ANNUITY CONTRACT
The Contract is no longer offered for sale. However, as an existing Owner, you can make additional Purchase Payments to your Contract during the Accumulation Phase subject to certain restrictions.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with a GMIB, you can request fixed Annuity Payments (GMIB Payments) beginning on the seventh Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.

* GMIB Partial Annuitizations are based on the GMIB value and are not available until the seventh Contract Anniversary. They are also not available if the GMIB value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

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BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments.* You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

* GMIB Partial Annuitizations are based on the GMIB value and are not available until the seventh Contract Anniversary. They are also not available if the GMIB value is less than the Contract Value.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS (OTHER THAN ANNUITY PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: the Annuitant's 85th birthday, or ten years* from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the seventh Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

* Five years in Pennsylvania.

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PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments beginning on the seventh Contract Anniversary. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value (or GMIB value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the GMDB value, and any GMIB value. This will decrease the amounts available for withdrawals, additional Annuity Payments and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the GMIB and GMDB values differently. For more information, see section 2, The Annuity Phase - Traditional Guaranteed Minimum Income Benefit
(GMIB); and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of

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the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Traditional Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Traditional Annuity Payment.
  (F)= Number of variable Traditional Annuity Payments made since the Income
       Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

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EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} =

15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout,
o or a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The 5% assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

The AIR is 5%. We may agree with you to use a different value, however, the AIR will never exceed 7%. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

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EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL
TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.

TRADITIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
The GMIB offers a minimum guaranteed income stream for Owners who can wait at least seven years before taking income.

The optional Traditional GMIB was available at Contract issue for an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Separate Account Annual Expenses. The additional M&E charge will reduce the performance of your selected Investment Options and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without the Traditional GMIB. The Traditional GMIB does not create Contract Value or guarantee the performance of any Investment Option. Once you select the Traditional GMIB, you cannot cancel it.

If you purchased this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

You must hold your Contract for seven complete Contract Years before you can exercise the Traditional GMIB. IF YOUR CONTRACT INCLUDES THE TRADITIONAL GMIB AND YOU DO NOT EXERCISE IT, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE TRADITIONAL GMIB.

The Traditional GMIB provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in Contract. You can always annuitize your Contract Value two years or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the Traditional GMIB value.

The annuity income protection provided by the Traditional GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract
  Anniversary, beginning with the seventh Contract Anniversary.
o GMIB Payments can only be made as fixed payouts, regardless of the Annuity Option you select.

Under the GMIB, you can take either a Full Annuitization, or you can take Partial Annuitization(s) if the GMIB value is greater than the Contract Value.

IF YOU EXERCISE THE TRADITIONAL GMIB UNDER A FULL ANNUITIZATION:
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.75% Separate Account annual expense.
o The GMDB endorsement will terminate.

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IF YOU EXERCISE THE TRADITIONAL GMIB UNDER A PARTIAL ANNUITIZATION*:
o The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o The Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of GMIB value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available if the GMIB value is less than the Contract Value.

If you take a Partial Annuitization you cannot do any of the following.
o Transfer any amounts you allocated to GMIB Payments back to the portion of the Contract that is in the Accumulation Phase.
o Transfer amounts from one Annuity Payment stream to another.
o Allocate additional GMIB value (or Contract Value) to an existing stream of Annuity Payments.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to income taxes. For more information on Partial Annuitizations, please see the discussion that appears earlier in this section.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, it should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

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AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

TRADITIONAL GMIB VALUE
The Traditional GMIB value before the date of your death is equal to:
o total Purchase Payments received,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o if you took a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE TRADITIONAL GMIB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the GMIB value, we will deduct more than the amount annuitized or withdrawn from the GMIB value.

Please see Appendix C for examples of the calculations of the Traditional GMIB value.

3. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. The Purchase Payment requirements for this Contract are as follows.
o You can make additional Purchase Payments of at least $250 (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER
  THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE). IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We reserve the right to decline any Purchase Payment.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. We will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least ten Investment Options.

If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios, is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                               INVESTMENT OPTIONS

    INVESTMENT       NAME OF INVESTMENT OPTION   ASSET CATEGORY      OBJECTIVE(S)                   PRIMARY INVESTMENTS
MANAGEMENT COMPANY                                                                               (Normal market conditions)
       AND
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM International Equity  International  Long-term growth of     At least 80% of its assets in a diversified
Investment         Fund                              Equity     capital                 portfolio of international equity securities
Management                                                                              whose issuers are considered by the fund's
LLC/Invesco Aim                                                                         subadviser to have strong earnings momentum.
Capital
Management, Inc.


BLACKROCK
Managed by Allianz AZL BlackRock Capital          Large Growth  Long-term growth of     Invests at least 80% of total assets in
Investment         Appreciation Fund                            capital                 common and preferred stock and securities
Management                                                                              convertible into common and preferred stock
LLC/BlackRock                                                                           of mid-size and large-size companies.
Capital
Management, Inc.
                   AZL BlackRock Growth Fund      Large Growth  Maximum long-term       Invests at least 80% of total assets in
                                                                capital appreciation    common and preferred stock and securities
                                                                with minimum long-term  convertible into common and preferred stock
                                                                risk to principal       of mid- and large-size companies.
Managed by Allianz AZL Money Market Fund              Cash      Current income          Invests in a broad range of short-term, high
Investment                                         Equivalent   consistent with         quality U.S. dollar-denominated money market
Management                                                      stability of principal  instruments, including government, U.S. and
LLC/BlackRock                                                                           foreign bank, commercial and other
Institutional                                                                           obligations. During extended periods of low
Management                                                                              interest rates, and due in part to contract
Corporation                                                                             fees and expenses, the yield of the AZL
                                                                                        Money Market Fund may also become extremely
                                                                                        low and possibly negative.
Managed by         BlackRock Global Allocation     Specialty    High total investment   Invests in both equity and debt securities
BlackRock          V.I. Fund                                    return                  of issuers located around the world to
Advisors,                                                                               achieve a combination of capital growth and
LLC/BlackRock                                                                           income.
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited


COLUMBIA
Managed by Allianz AZL Columbia Mid Cap Value       Mid Cap     Long-term growth of     Invests at least 80% of net assets in equity
Investment         Fund                                         capital                 securities of companies that have market
Management                                                                              capitalizations in the range of the
LLC/Columbia                                                                            companies in the Russell
Management                                                                              Midcap[{R}] Value Index at the
Advisors, LLC                                                                           time of purchase that the fund's subadviser
                                                                                        believes are undervalued and have the
                                                                                        potential for long-term growth.
                   AZL Columbia Small Cap Value    Small Cap    Long-term capital       Invests at least 80% of net assets in equity
                   Fund                                         appreciation            securities of companies with market
                                                                                        capitalizations in the range of the
                                                                                        companies in the Russell 2000 Value
                                                                                        Index[{R}] at the time of
                                                                                        purchase that the subadviser believes are
                                                                                        undervalued.
                   AZL Columbia Technology Fund    Specialty    Capital Appreciation    At least 80% of its total net assets in
                                                                                        common stocks of U.S and foreign technology
                                                                                        companies that may benefit from
                                                                                        technological improvements, advancements or
                                                                                        developments.
DAVIS
Managed by Allianz AZL Davis NY Venture Fund      Large Value   Long-term growth of     Invests the majority of assets in equity
Investment                                                      capital                 securities issued by large companies with
Management                                                                              market capitalizations of at least
LLC/Davis Selected                                                                      $10 billion.
Advisers, L.P.
Managed by Davis   Davis VA Financial Portfolio    Specialty    Long-term growth of     At least 80% of net assets in securities
Advisors                                                        capital                 issued by companies  principally engaged in
                                                                                        the financial services sector.
                   Davis VA Value Portfolio       Large Value   Long-term growth of     Invests primarily in equity securities
                                                                capital                 issued by large companies with market
                                                                                        capitalizations of at least $10 billion.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       20

DREYFUS
Managed by Allianz AZL Dreyfus Equity Growth      Large Growth  Long-term growth of     Primarily invests in common stocks of large,
Investment         Fund                                         capital and income      well-established and mature companies.
Management                                                                              Normally invests at least 80% of its net
LLC/Founders Asset                                                                      assets in stocks that are included in a
Management LLC                                                                          widely recognized index of stock market
                                                                                        performance. May invest in non-dividend
                                                                                        paying companies if they offer better
                                                                                        prospects for capital appreciation. May
                                                                                        invest up to 30% of its total assets in
                                                                                        foreign securities.
Managed by Allianz AZL S&P 500 Index Fund         Large Blend   Match total return of   Normally invests in all 500 stocks in the
Investment                                                      the S&P                 S&P 500[{R}] in proportion to
Management LLC/The                                              500[{R}]   their weighting in the index.
Dreyfus
Corporation
                   AZL Small Cap Stock Index       Small Cap    Match performance of    Invests in a representative sample of stocks
                   Fund                                         the S&P SmallCap 600    included in the S&P SmallCap 600
                                                                Index{R}   Index[{R}], and in futures
                                                                                        whose performance is related to the index,
                                                                                        rather than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First Trust Target Double  Large Blend   Total Return            Invests primarily in common stocks of
Investment         Play Fund                                                            companies that are identified by a model
Management                                                                              based on an allocation of 50% in two
LLC/First Trust                                                                         separate strategies that seek to provide
Advisors L.P.                                                                           above-average total return.


FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin Small Cap Value    Small Cap    Long-term total return  Under normal market conditions, invests at
Investment         Fund                                                                 least 80% of its net assets in investments
Management                                                                              of small capitalization companies similar to
LLC/Franklin                                                                            those that comprise the Russell
Advisory Services,                                                                      2500{trademark} Index at the time of
LLC                                                                                     investment.
Managed by         Franklin Global Real Estate     Specialty    High Total Return       At least 80% of net assets in investments of
Franklin Templeton Securities Fund                                                      companies located anywhere in the world that
Institutional, LLC                                                                      operate in the real estate sector and
                                                                                        normally invests predominantly in equity
                                                                                        securities.


Managed by         Franklin Growth and Income     Large Value   Capital appreciation,   Invests predominantly in a broadly
Franklin Advisers, Securities Fund                              with current income as  diversified portfolio of equity securities,
Inc.                                                            a secondary goal        including securities convertible into common
                                                                                        stock.
                   Franklin High Income            High-Yield   High current income     Invests primarily to predominantly in debt
                   Securities Fund                   Bonds      with capital            securities offering high yield and expected
                                                                appreciation as a       total return.
                                                                secondary goal
                   Franklin Income Securities      Specialty    Maximize income while   Normally invests in debt and equity
                   Fund                                         maintaining prospects   securities, including corporate, foreign and
                                                                for capital             U.S. Treasury bonds and stocks with dividend
                                                                appreciation            yields the manager believes are attractive.
                   Franklin Large Cap Growth      Large Growth  Capital appreciation    At least 80% of net assets in investments of
                   Securities Fund                                                      large capitalization companies, and normally
                                                                                        invests predominantly in equity securities.
Managed by         Franklin Rising Dividends        Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                              appreciation with       companies that have paid rising dividends,
Services, LLC                                                   preservation of capital and normally invests predominantly in equity
                                                                as an important         securities.
                                                                consideration
Managed by         Franklin Small-Mid Cap Growth    Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin           Securities Fund                              growth                  small capitalization and mid capitalization
Advisers, Inc.                                                                          companies and normally invests
                                                                                        predominantely in equity securities.
Managed by         Franklin Small Cap Value        Small Cap    Long term total return  At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                                                      small capitalization companies and normally
Services, LLC                                                                           invests predominantly in equity securities.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       21

Administered by    Franklin Templeton VIP            Model      Capital appreciation    Invests equal portions in Class 1 shares of
Franklin Templeton Founding Funds Allocation       Portfolio    with income as a        the Franklin Income Securities Fund, Mutual
Services, LLC      Fund                             (Fund of    secondary goal.         Shares Securities Fund, and Templeton Growth
                                                     Funds)                             Securities Fund.
Managed by         Franklin U.S. Government Fund   Short-Term   Income                  At least 80% of its net assets in U.S.
Franklin Advisers,                                   Bonds                              government securities and normally invests
Inc.                                                                                    primarily in fixed and variable rate
                                                                                        mortgage-backed securities.
                   Franklin Zero Coupon Fund     Intermediate-  As high an investment   Normally invests at least 80% of its net
                   2010                            Term Bonds   return as is consistent assets in zero coupon debt securities. The
                                                                with capital            fund will mature in December of 2010 and
                                                                preservation            will then no longer be available as an
                                                                                        Investment Option under the Contract. For
                                                                                        additional information regarding the
                                                                                        maturity of the fund, please see the
                                                                                        Franklin Zero Coupon Fund prospectus.
Managed by         Mutual Global Discovery       International  Capital appreciation    Invests primarily in U.S. and foreign equity
Franklin Mutual    Securities Fund                   Equity                             securities that the manager believes are
Advisers,                                                                               undervalued. The fund also invests, to a
LLC/Franklin                                                                            lesser extent, in risk arbitrage securities
Templeton                                                                               and distressed companies.
Investment
Management Limited
Managed by         Mutual Shares Securities Fund  Large Value   Capital appreciation,   Invests primarily in U.S. and foreign equity
Franklin Mutual                                                 with income as a        securities that the manager believes are
Advisers, LLC                                                   secondary goal          undervalued. The fund also invests, to a
                                                                                        lesser extent, in risk arbitrage securities
                                                                                        and distressed companies.
Managed by         Templeton Foreign Securities  International  Long-term capital       Normally invests at least 80% of net assets
Templeton          Fund                              Equity     growth                  in investments of issuers located outside
Investment                                                                              the U.S., including those in emerging
Counsel, LLC                                                                            markets, and normally invests predominantly
                                                                                        in equity securities.
Managed by         Templeton Global Bond         Intermediate-  High current income,    Normally invests at least 80% of its net
Franklin Advisers, Securities Fund                 Term Bonds   consisent with          assets in bonds, which include debt
Inc.                                                            preservation of         securities of any maturity, such as bonds,
                                                                capital, with capital   notes, bills and debentures. The fund may
                                                                appreciation as a       invest a portion of its total assets in
                                                                secondary consideration bonds rated below investment grade and a significant portion of its assets in foreign
                                                                                        securities.
Managed by         Templeton Growth Securities   International  Long-term capital       Normally invests primarily in equity
Templeton Global   Fund                              Equity     growth                  securities of companies located anywhere in
Advisors                                                                                the world, including those in the U.S. and
Limited/Templeton                                                                       in emerging markets.
Asset Management
Ltd.


FUND OF FUNDS
Managed by Allianz
Investment
Management LLC     AZL Fusion Balanced Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation with       to achieve a range generally from 40% to 60%
                                                   Portfolio    preservation of capital of assets in equity funds with the remaining
                                                                as an important         balance invested in fixed income funds.
                                                                consideration
                   AZL Fusion Growth Fund          A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 70% to 90%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.
                   AZL Fusion Moderate Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 55% to 75%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.


JENNISON
Managed by Allianz AZL Jennison 20/20 Focus Fund  Large Blend   Long-term growth of     At least 80% of its total assets in
Investment                                                      capital                 approximately 40 (which may range up to 45)
Management                                                                              equity and equity-related securities of
LLC/Jennison                                                                            companies that the subadviser believes have
Associates LLC                                                                          strong capital appreciation potential.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       22

J.P. MORGAN
Managed by Allianz AZL JPMorgan Large Cap Equity  Large Blend   Long-term growth of     Invests at least 80% of its net assets, plus
Investment         Fund                                         capital                 any borrowings for investment purposes,
Management                                                                              primarily in equity securities of large- and
LLC/J.P. Morgan                                                                         medium-capitalization U.S. companies.
Investment
Management, Inc.
                   AZL JPMorgan U.S. Equity Fund  Large Blend   High total return       Invests at least 80% of its net assets, plus
                                                                                        any borrowings for investment purposes,
                                                                                        primarily in equity securities of large- and
                                                                                        medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM International Fund   International  Maximum long-term       At least 80% of its net assets in securities
Investment                                           Equity     capital appreciation    of companies in developed countries located
Management                                                                              outside the U.S., represented in the Morgan
LLC/Nicholas-                                                                           Stanley Capital International Europe
Applegate Capital                                                                       Australasia Far East (MSCI EAFE) Index.
Management, LLC


OPPENHEIMER CAPITAL
Managed by Allianz
Investment
Management LLC/
Oppenheimer
Capital LLC        AZL OCC Opportunity Fund        Small Cap    Capital appreciation    At least 65% of its assets in common stocks
                                                                                        of "growth" companies with market
                                                                                        capitalizations of less than $2 billion at
                                                                                        the time of investment.
Managed by Allianz OpCap Mid Cap Portfolio          Mid Cap     Long-term capital       Invests at least 80% of its net assets in
Global Investors                                                appreciation            equity securities of companies with market
Fund Management                                                                         capitalizations between $500 million and $15
LLC                                                                                     billion at the time of purchase that the
                                                                                        adviser believes are undervalued in the
                                                                                        marketplace.


OPPENHEIMERFUNDS
Managed by Allianz AZL Oppenheimer Global Fund   International  Capital appreciation    Invests mainly in common stocks of mid and
Investment                                           Equity                             large-cap companies in the U.S. and foreign
Management LLC/                                                                         countries, including countries with
OppenheimerFunds,                                                                       developed and emerging markets.
Inc.
                   AZL Oppenheimer International International  Long-term capital       Common stocks of growth companies that are
                   Growth Fund                       Equity     appreciation            domiciled outside the U.S. or have their
                                                                                        primary operations outside the U.S.,
                                                                                        including companies in emerging markets.
Managed by         Oppenheimer Global Securities International  Long-term capital       Invests mainly in common stocks of U.S. and
OppenheimerFunds,  Fund/VA                           Equity     appreciation            foreign issuers, currently with an emphasis
Inc.                                                                                    in developed markets.
                   Oppenheimer High Income         High-Yield   High level of current   Invests mainly in a variety of high-yield
                   Fund/VA                           Bonds      income                  fixed-income securities of domestic and
                                                                                        foreign issuers with at least 65% of total
                                                                                        assets in high-yield, lower-grade fixed
                                                                                        income securities commonly known as "junk"
                                                                                        bonds.
                   Oppenheimer Main Street        Large Blend   High total return       Invests mainly in common stocks of U.S.
                   Fund[{R}]/VA                    (which includes growth  companies of different capitalization
                                                                in the value of its     ranges, presently focusing on large-
                                                                shares as well as       capitalization issuers.
                                                                current income)
PIMCO
Managed by Allianz AZL PIMCO Fundamental          Large Blend   Exceed the total return Invests substantially all assets in
Investment         IndexPLUS Total Return Fund                  of the FTSE             derivative instruments based on the Enhanced
Management                                                      RAFI{trademark} 1000    RAFI{trademark} 1000, backed by a portfolio
LLC/Pacific                                                     Index                   of short and intermediate term fixed income
Investment                                                                              instruments.
Management Company
LLC
Managed by Pacific PIMCO VIT All Asset Portfolio   Specialty    Maximum real return     Invests in institutional class shares of the
Investment                                          (Fund of    consistent with         underlying PIMCO Funds and does not invest
Management Company                                   Funds)     preservation of real    directly in stocks or bonds of other
LLC                                                             capital and prudent     issuers.
                                                                investment management

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       23

                   PIMCO VIT CommodityReal         Specialty    Maximum real return     Invests in commodity linked derivative
                   Return[TM] Strategy Portfolio                consistent with prudent instruments backed by a portfolio of
                                                                investment management   inflation-indexed securities and other fixed
                                                                                        income securities.


                   PIMCO VIT Emerging Markets    Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Bond Portfolio                  Term Bonds   consistent with         instruments of issuers that economically are
                                                                preservation of capital tied to countries with emerging securities and prudent investment  markets.
                                                                management
                   PIMCO VIT Global Bond         Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Portfolio (Unhedged)            Term Bonds   consistent with         instruments of issuers in at least three
                                                                preservation of capital countries (one of which may be the U.S.), and prudent investment  which may be represented by futures
                                                                management              contracts. May invest, without limitation,
                                                                                        in securities of issuers in emerging market
                                                                                        countries.


                   PIMCO VIT High Yield            High-Yield   Maximum total return,   At least 80% of assets in a diversified
                   Portfolio                         Bonds      consistent with         portfolio of high-yield securities ("junk
                                                                preservation of capital bonds") rated below investment grade, but at and prudent investment  least Caa by Moody's or equivalently rated
                                                                management              by S&P or Fitch. May invest up to 20% of
                                                                                        total asets in securities denominated in
                                                                                        foreign currencies.
                   PIMCO VIT Real Return         Intermediate-  Maximum real return,    At least 80% of its net assets in inflation-
                   Portfolio                       Term Bonds   consistent with         indexed bonds of varying maturities issued
                                                                preservation of real    by the U.S. and non-U.S. governments, their
                                                                capital and prudent     agencies or instrumentalities and
                                                                investment management   corporations.
                   PIMCO VIT                      Large Growth  Total return which      Invests substantially in S&P
                   StocksPLUS[{R}]                 exceeds that of the S&P 500[{R}] derivatives, backed by
                   Growth and Income Portfolio                  500[{R}]   a portfolio of fixed income instruments. May
                                                                                        invest in common stocks, options, futures,
                                                                                        options on futures, and swaps.
                                                                                        The fund will be liquidated on or about July
                                                                                        17, 2009 and will then no longer be
                                                                                        available as an Investment Option under the
                                                                                        Contract. For additional information
                                                                                        regarding the liquidation, please see the
                                                                                        PIMCO VIT StocksPLUS Growth and Income
                                                                                        Portfolio prospectus. Any Contract Value
                                                                                        remaining in the Investment Option at the
                                                                                        time the fund is liquidated will be
                                                                                        transferred to the AZL Money Market Fund.
                   PIMCO VIT Total Return        Intermediate-  Maximum total return,   At least 65% of total assets in a
                   Portfolio                       Term Bonds   consistent with         diversified portfolio of fixed income
                                                                preservation of capital instruments of varying maturities, which may and prudent investment  be represented by forwards or derivatives
                                                                management              such as options, futures contracts, or swap
                                                                                        agreements.
PRUDENTIAL
Managed by         SP International Growth       International  Long-term growth of     Invests primarily in equity-related
Prudential         Portfolio                         Equity     capital                 securities of foreign issuers with at least
Investments                                                                             65% of its total assets in common stocks of
LLC/William Blair                                                                       foreign companies operating or based in at
& Company LLC and                                                                       least five different countries.
Marsico Capital
Management LLC
Managed by         SP Strategic Partners Focused  Large Growth  Long-term growth of     At least 65% of total assets in equity and
Prudential         Growth Portfolio                             capital                 equity-related securities of U.S. companies
Investments                                                                             that the adviser believes to have strong
LLC/Jennison                                                                            capital appreciation potential.
Associates LLC and
AllianceBernstein
L.P.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       24

SCHRODER
Managed by Allianz AZL Schroder Emerging Markets   Specialty    Capital appreciation    Invests at least 80% of its net assets in
Investment         Equity Fund                                                          equity securities of companies that the
Management                                                                              subadviser believes to be "emerging market"
LLC/Schroder                                                                            issuers. May invest remainder of assets in
Investment                                                                              securities of issuers located anywhere in
Management North                                                                        the world.
America Inc.
                   AZL Schroder International    International  Long-term capital       At least 80% of net assets in equity
                   Small Cap Fund                    Equity     appreciation            securities of small capitalization companies
                                                                                        located outside the U.S. (generally with
                                                                                        market capitalizations of $3.5 billion or
                                                                                        less at the time of investment) that it
                                                                                        believes offer the potential for capital
                                                                                        appreciation.
SELIGMAN
Managed by J. & W. Seligman Smaller-Cap Value      Small Cap    Long-term capital       At least 80% of net assets in common stocks
Seligman & Co.     Portfolio                                    appreciation            of "value" companies with smaller market
Incorporated                                                                            capitalizations (up to $3 billion) at the
                                                                                        time of purchase by the portfolio.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS Balanced Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation with       of equity and fixed income securities with
Management                                                      preservation of capital 40% to 60% allocated to the equity portfolio
LLC/First Trust                                                 as an important         and the balance allocated to the fixed
Advisors L.P. and                                               consideration           income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
Managed by Allianz AZL TargetPLUS Equity Fund        Model      Total return            Invests at least 80% of net assets in common
Investment                                         Portfolio                            stocks of companies that are identified by a
Management                                                                              model based on an allocation of 20% of fund
LLC/First Trust                                                                         assets in each of five separate strategies.
Advisors L.P.
Managed by Allianz AZL TargetPLUS Growth Fund        Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation            of equity and fixed income securities with
Management                                                                              70% to 90% allocated to the equity portfolio
LLC/First Trust                                                                         and the balance allocated to the fixed
Advisors L.P. and                                                                       income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
                   AZL TargetPLUS Moderate Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
                                                   Portfolio    appreciation            of equity and fixed income securities with
                                                                                        55% to 75% allocated to the equity portfolio
                                                                                        and the balance allocated to the fixed
                                                                                        income portfolio. May invest a significant
                                                                                        portion of its total assets in securities of
                                                                                        non-U.S. companies.
TURNER
Managed by Allianz AZL Turner Quantitative Small   Small Cap    Long-term growth of     At least 80% of its net assets in common
Investment         Cap Growth Fund                              capital                 stocks and other equity securities of U.S.
Management                                                                              companies with small market capitalizations
LLC/Turner                                                                              that the subadviser believes, based on a
Investment                                                                              quantitative model, have strong earnings
Partners, Inc.                                                                          growth potential. Small capitalization
                                                                                        companies are defined as companies with
                                                                                        market capitalizations, at the time of
                                                                                        purchase, in the range of companies included
                                                                                        in the Russell[ ]2000[{R}]
                                                                                        Growth Index.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       25

VAN KAMPEN
Managed by Allianz AZL Van Kampen Comstock Fund   Large Value   Capital growth and      Invests at least 80% of net assets in common
Investment                                                      income                  stocks with the potential for capital growth
Management LLC/Van                                                                      and income. May invest  up to 25% of total
Kampen Asset                                                                            assets in foreign securities.
Management
                   AZL Van Kampen Equity and       Specialty    Highest possible income Invests at least 65% of its total assets in
                   Income Fund                                  consistent with safety  income-producing equity securities and also of principal with long- invests in investment grade quality debt term growth of capital  securities. May invest up to 25% ot total
                                                                as an important         assets in foreign securities, including
                                                                secondary objective     emerging market securities.
                   AZL Van Kampen Global         International  Long term capital       Invests primarily in a portfolio of equity
                   Franchise Fund                    Equity     appreciation            securities of issuers located throughout the
                                                                                        world that it believes have, among other
                                                                                        things, resilient business franchises and
                                                                                        growth potential. Normally invests at least
                                                                                        65% of total assets in securities of issuers
                                                                                        from at least three different countries,
                                                                                        which may include the U.S.
                   AZL Van Kampen Global Real      Specialty    Income and capital      Invests at least 80% of assets in equity
                   Estate Fund                                  appreciation            securities of companies in the real estate
                                                                                        industry located throughout the world,
                                                                                        including real estate investment trusts and
                                                                                        real estate operating companies established
                                                                                        outside the U.S.
                   AZL Van Kampen Growth and      Large Value   Income and long-term    Invests at least 65% of total assets in
                   Income Fund                                  growth of capital       income-producing equity securities,
                                                                                        including common stocks and convertible
                                                                                        securities; also in non-convertible
                                                                                        preferred stocks and debt securities rated
                                                                                        "investment grade." May invest  up to 25% of
                                                                                        total assets in foreign securities,
                                                                                        including emerging market securities.
                   AZL Van Kampen Mid Cap Growth    Mid Cap     Capital growth          At least 80% of net assets in common stocks
                   Fund                                                                 and other equity securities of mid
                                                                                        capitalization growth companies.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 ($500 in New Jersey) or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs.
o We may choose not to allow you to make transfers during the free look/right-to-examine period.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state.

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

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                                       31

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

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6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the Separate Account annual expenses* are as follows:

                                    CONTRACT                      CONTRACT WITH
                                 WITHOUT A GMIB                THE TRADITIONAL GMIB
                         M&E CHARGES ADMIN. CHARGE TOTAL M&E CHARGES ADMIN. CHARGE TOTAL
Traditional GMDB            1.60%        0.15%     1.75%    1.75%        0.15%     1.90%
Enhanced GMDB               1.90%        0.15%     2.05%    2.00%        0.15%     2.15%
Earnings Protection GMDB    1.90%        0.15%     2.05%    2.05%        0.15%     2.20%

* Some or all of the guaranteed benefits may not be available in all states.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expenses are equal, on an annual basis, to 1.75%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE
This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $50,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, we will not assess the contract maintenance charge. We also will waive the charge during the Annuity Phase if

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                                       33

the Contract Value on the Income Date is at least $50,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within seven complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 8, Access to Your Money - Waiver of Withdrawal Charge Benefits and The Minimum Distribution Program and Required Minimum Distribution
(RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 8, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                   6%
                                1                                   6%
                                2                                   6%
                                3                                   5%
                                4                                   4%
                                5                                   3%
                                6                                   2%
                         7 years or more                            0%

After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment. In the state of Washington, we waive the withdrawal charge beginning with the later of the first Contract Anniversary after you attain age 70, or the tenth Contract Anniversary.

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                                       34

We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.

EXAMPLE: You purchase a Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 15% of the Contract Value as of the date the withdrawal is processed (or $16,500) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 6% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

 $30,000  X  0.060  =  $1,800

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,500 ($16,500 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $5,500 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

 $5,500  X  0.060  =  $330

4)CONTRACT EARNINGS. The withdrawal charges of $2,130 are deducted from contract earnings.

In total we withdrew $54,130 from your Contract, of which you received $52,000 and paid total withdrawal charges of $2,130.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may have reduced or eliminated the amount of the withdrawal charge when the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased the Contract, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge for a Contract sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
The Contract provides that if more than three transfers have been made in a Contract Year, we may deduct a transfer fee. However, we currently allow you to make 12 free transfers every Contract Year, and if you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

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                                       35

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 2, The Annuity Phase - Partial Annuitization.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

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                                       36

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

  We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.

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                                       37

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

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                                       38

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009
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                                       39

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

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                                 April 27, 2009
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                                       40

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009
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                                       41

8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal;
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in good order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500. The Contract Value after a partial withdrawal must be at least $2,000. WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE FIRST CONTRACT YEAR OR DURING THE ANNUITY PHASE.

You may not take a withdrawal under the partial withdrawal privilege in the same Contract Year that you take a withdrawal under a waiver of withdrawal charge benefits. For more information, see "Waiver of Withdrawal Charge Benefits" next in this section.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

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                                       42

WAIVER OF WITHDRAWAL CHARGE BENEFITS
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
o confined to a nursing home for a period of at least 90 consecutive days;
o terminally ill, which is defined as life expectancy of 12 months or less
  (we will require a full withdrawal of the Contract in this instance); or
o totally disabled for a period of at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

We require proof of these conditions in a form satisfactory to us before we will waive the withdrawal charge.

THESE WAIVERS VARY FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. The total systematic withdrawals that you can make each Contract Year without incurring a withdrawal charge is limited to 15% of your Contract Value determined as of the Business Day before we receive your request. However, if you take any additional withdrawals in excess of the allowed systematic withdrawals in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge. If you take withdrawals under this program, you may not also use the partial withdrawal privilege. For more information, see section 6, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND EXERCISE THE PARTIAL WITHDRAWAL PRIVILEGE AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge, but they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.

This Contract offers a choice of GMDBs and an optional Traditional GMIB. The Traditional GMIB may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your do not exercise the Traditional GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the Traditional GMIB due to the restrictions imposed by the minimum distribution requirements. RMD payments will reduce your GMDB and GMIB values.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME.

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INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

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                                       44

10.DEATH BENEFIT
At Contract issue, you selected one of three death benefit options. If you did not make a selection, you received the Traditional GMDB. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.

The Enhanced GMDB carries an additional M&E charge, does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. The Earnings Protection GMDB carries an additional M&E charge, and the Earnings Protection GMDB values are reduced if any Owner is age 70 or older on the Issue Date. THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB AND THE EARNINGS PROTECTION GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL.

ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received, reduced as follows.
  o Proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken.
  o Proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization (if applicable).

ANY WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Enhanced GMDB value is equal to the greater of: a) the AIA, or b) the MAV. We only calculate the AIA and the MAV until the date of any Owner's death.

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A.ANNUAL INCREASE AMOUNT (AIA)

The AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of GMIB value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) the AIA is equal to its value on the immediately preceding Business Day increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we calculate the AIA in the same way that we do on each Business Day other than a Contract Anniversary.

WE LIMIT THE AIA TO A MAXIMUM OF 1.5 TIMES YOUR TOTAL PURCHASE PAYMENTS REDUCED PROPORTIONATELY BY THE:
o percentage of any GMIB value applied to each GMIB Partial Annuitization
  (if applicable), and
o percentage of any Contract Value applied to each traditional Partial Annuitization or each withdrawal taken (including any withdrawal charge).

B.MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the date of any Owner's death, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of GMIB value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the date of any Owner's death, the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the date of any Owner's death, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY WITHDRAWALS AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE AIA AND MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the AIA (or MAV as applicable), we will deduct more than the amount withdrawn and/or annuitized from the AIA (or MAV as applicable).

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE AIA AND MAV BY MORE THAN THE AMOUNT ANNUITIZED. If the GMIB value at the time of annuitization is less than the AIA (or MAV as applicable), we will deduct more than the amount annuitized from the AIA (or MAV as applicable).

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EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT
(EARNINGS PROTECTION GMDB)
If the Earnings Protection GMDB applies, the amount of the death benefit will be the greater of 1 or 2.

1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Earnings Protection GMDB value, determined as of the end of the Business
  Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Earnings Protection GMDB value is equal to the greater of C. Total Payments, or D. Contract Value Plus (CV Plus). We only calculate these values until the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Earnings Protection GMDB carries a higher charge than the Traditional GMDB, and may carry a higher charge than the Enhanced GMDB. We will assess this charge even if the death benefit under the Earnings Protection GMDB is no greater than the death benefit under the Traditional GMDB or the Enhanced GMDB because you have not experienced any earnings under your Contract.

C.TOTAL PAYMENTS
  Total payments are equal to total Purchase Payments received, less adjusted partial withdrawals.

                                                                        PW X DB
                                                                          CV

                                                                 GMIBPA X DB
                                                                     PA

  PW       =  The amount of any Contract Value applied to a traditional Partial
              Annuitization or withdrawn (including any withdrawal charge).

  GMIBPA   =  The amount of any GMIB value applied to a GMIB Partial
              Annuitization.
  DB       =  The greater of: (a) Contract Value, or (b) total Purchase Payments minus prior adjusted partial withdrawals, on the date of (but before) the current partial withdrawal.
  CV       =  The Contract Value on the date of (but before) the partial withdrawal.
  PA       =  The GMIB value on the date of (but before) the partial withdrawal.

ANY WITHDRAWALS AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TOTAL PAYMENTS BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the total payments, we will deduct more than the amount withdrawn and/or annuitized from the total payments.

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE TOTAL PAYMENTS BY MORE THAN THE AMOUNT ANNUITIZED. If the GMIB value at the time of annuitization is less than the total payments, we will deduct more than the amount annuitized from the total payments.

D.CONTRACT VALUE PLUS (CV PLUS)
  CV Plus is equal to the Contract Value,
  PLUS
     o If you were age 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or
     o If you were age 70 or older on the Issue Date, 30% of the lesser of
       (a) or (b), where:
       (a)Is the Contract Value as determined in number 1 above, minus total Purchase Payments received.
       (b)Is three times the total Purchase Payments received in the first two Contract Years.

Please see Appendix D for examples of calculations of the death benefit.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
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
                                       47

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The Business Day that the GMDB value and Contract Value are both zero.
o Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout on the death claim form. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Traditional Guaranteed Minimum Income Benefit (Traditional GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Traditional Guaranteed Minimum Income Benefit (Traditional GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
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
                                       49

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.**
o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Traditional Guaranteed Minimum Income Benefit (Traditional GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout on the death claim form. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract.
**If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. With respect to the Earnings Protection GMDB, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the Traditional GMIB, which can only continue if the surviving spouse is also an Annuitant. For more information, please see the discussion of the termination of the GMIB in section 2, The Annuity Phase - Traditional Guaranteed Minimum Income Benefit
(GMIB). If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $50,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Traditional Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $50,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

11.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
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                                       51

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
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
                                       52

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
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
                                       53

additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

12.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

AIA     =   ANNUAL INCREASE AMOUNT            GMIB =   GUARANTEED MINIMUM INCOME BENEFIT
CV PLUS =   CONTRACT VALUE PLUS               MAV  =   MAXIMUM ANNIVERSARY VALUE
GMDB    =   GUARANTEED MINIMUM DEATH BENEFIT

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the Enhanced GMDB value.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments (other than Annuity Payments) will stop, and the death benefit will terminate.

GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you selected one of three GMDBs at Contract issue. These GMDBs provide different guaranteed death benefit values.

GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMDB value.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments (or part of the GMIB value to GMIB Payments if your Contract includes the Traditional GMIB). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

13.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE......................2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............5
ANNUITY PROVISIONS................6
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
INFORMATION ON ORIGINAL CONTRACTS.8
FINANCIAL STATEMENTS.............10
APPENDIX - CONDENSED FINANCIAL INFORMATION 11

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

14.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES

Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
o Allianz Life and Annuity Company

                                                               M40018 (R-3/2009)

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.

INVESTMENT OPTION   MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED   TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
                       FEES     12B-1    FEES   EXPENSES FUND FEES      EXPENSES BEFORE       CONTRACTUAL        EXPENSES AFTER
                                FEES*                       AND     CONTRACTUAL FEE WAIVERS   FEE WAIVERS   CONTRACTUAL FEE WAIVERS
                                                         EXPENSES  OR EXPENSE REIMBURSEMENTS      AND              OR EXPENSE
                                                                                             REIMBURSEMENTS      REIMBURSEMENTS
AIM
AZL AIM                     .90    .25        -      .20         -                      1.35              -                     1.35
International
Equity Fund[(1)]


BLACKROCK
AZL BlackRock               .80    .25        -      .14         -                      1.19              -                     1.19
Capital
Appreciation
Fund[(1)]
AZL BlackRock               .85    .25        -      .12         -                      1.22              -                     1.22
Growth Fund[(1)]
AZL Money Market            .35    .25        -      .09         -                       .69              -                      .69
Fund[(1)]
BlackRock Global            .65    .25        -      .13         -                      1.03              -                     1.03
Allocation V.I.
Fund - Class 3


COLUMBIA
AZL Columbia Mid            .75    .25        -      .12         -                      1.12              -                     1.12
Cap Value Fund[(1)]
AZL Columbia Small          .90      -        -      .32         -                      1.22            .12                     1.10
Cap Value Fund -
Class 1[(1),(7),(8)]
AZL Columbia Small          .90    .25        -      .32         -                      1.47            .12                     1.35
Cap Value Fund -
Class 2[(1),(7)]
AZL Columbia                .81    .25        -      .15         -                      1.21              -                     1.21
Technology
Fund[(1)]
DAVIS
AZL Davis NY                .75      -        -      .10         -                       .85              -                      .85
Venture Fund -
Class 1[(1),(7),(8)]
AZL Davis NY                .75    .25        -      .10         -                      1.10              -                     1.10
Venture Fund -
Class 2[(1),(7)]
Davis VA Financial          .75      -        -      .13         -                       .88              -                      .88
Portfolio[(6)]
Davis VA Value              .75      -        -      .07         -                       .82              -                      .82
Portfolio[(6)]
DREYFUS
AZL Dreyfus Equity          .77    .25        -      .07         -                      1.09              -                     1.09
Growth Fund[(1)]
AZL S&P 500                 .17      -        -      .21         -                       .38            .14                      .24
Index Fund -
Class 1[(1),(7),(8)]
AZL S&P 500 Index           .17    .25        -      .21         -                       .63            .14                      .49
Fund - Class 2[(1),(7)]
AZL Small Cap Stock         .26    .25        -      .24         -                       .75            .17                      .58
Index Fund - Class 2[(1)]
FIRST TRUST
AZL First Trust             .60    .25        -      .13         -                       .98            .19                      .79
Target Double
Play Fund[(1)]


FRANKLIN
TEMPLETON
AZL Franklin Small          .75    .25        -      .10         -                      1.10              -                     1.10
Cap Value Fund[(1)]
Franklin Global             .80      -        -      .30         -                      1.10            .32                      .78
Real Estate
Securities Fund
- Class 1[(4)]
Franklin Growth             .50      -        -      .05         -                       .55              -                      .55
and Income Securities Fund
- Class 1[(3) ]
Franklin High               .57      -        -      .09         -                       .66              -                      .66
Income Securites Fund
- Class 1[(3)]
Franklin Income             .45      -        -      .02         -                       .47              -                      .47
Securities Fund
- Class 1[(3)]



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       59

Franklin Large              .73      -        -      .04         -                       .77              -                      .77
Cap Growth
Securities Fund
- Class 1[(3)]
Franklin Rising             .60      -        -      .02       .01                       .63            .01                      .62
Dividends
Securities Fund
- Class
1[(3),(5)]
Franklin Small-             .50      -        -      .28       .02                       .80            .02                      .78
Mid Cap Growth
Securities Fund
- Class 1[(5)]
Franklin Small              .52      -        -      .16       .01                       .69            .01                      .68
Cap Value
Securities Fund
- Class 1[(5)]
Franklin Templeton          .00    .25        -      .13       .65                      1.03            .03                     1.00
VIP Founding Funds
Allocation Fund -
Class 2[(9)]
Franklin U.S.               .49      -        -      .04         -                       .53              -                      .53
Government Fund
-Class 1[(3)]
Franklin Zero               .60      -        -      .08         -                       .68              -                      .68
Coupon Fund
2010 - Class
1[(3)]
Mutual Global               .80      -        -      .18         -                       .98              -                      .98
Discovery
Securities Fund
- Class 1
Mutual Shares               .60      -        -      .13         -                       .73              -                      .73
Securities Fund
-Class 1
Templeton                   .64      -        -      .15       .02                       .81            .02                      .79
Foreign
Securities Fund
-Class 1[(5)]
Templeton Global            .47    .25        -      .11         -                       .83              -                      .83
Bond Securities
Fund - Class 2[(3)]
Templeton                   .74      -        -      .04         -                       .78              -                      .78
Growth
Securities Fund
-Class 1[(3)]
JENNISON
AZL Jennison 20/20          .77    .25        -      .10         -                      1.10              -                     1.10
Focus Fund[(1)]
J.P. MORGAN
AZL JPMorgan Large          .75    .25        -      .10         -                      1.10              -                     1.10
Cap Equity
Fund[(1)]
AZL JPMorgan U.S.           .80      -        -      .23         -                      1.03            .08                      .95
Equity Fund -
Class
1[(1),(7),(8)]
AZL JPMorgan U.S.           .80    .25        -      .23         -                      1.28            .08                     1.20
Equity Fund -
Class 2[(1),(7)]
NICHOLAS-APPLEGATE
AZL NACM                    .85    .25        -      .35         -                      1.45              -                     1.45
International
Fund[(1)]


OPPENHEIMER
CAPITAL
AZL OCC Opportunity         .85    .25        -      .14         -                      1.24              -                     1.24
Fund[(1)]
OpCap Mid Cap               .80      -        -      .18         -                       .98              -                      .98
Portfolio[(10)]


OPPENHEIMER
FUNDS
AZL Oppenheimer             .90      -        -      .22         -                      1.12              -                     1.12
Global Fund -
Class
1[(1),(7),(8)]
AZL Oppenheimer             .90    .25        -      .22         -                      1.37              -                     1.37
Global Fund -
Class 2[(1),(7)]
AZL Oppenheimer             .75    .25        -      .17         -                      1.17              -                     1.17
International
Growth Fund[(1)]
Oppenheimer Global          .63      -        -      .02         -                       .65              -                      .65
Securities Fund/VA
- Non Service Class[(6)]
Oppenheimer High            .74      -        -      .06         -                       .80              -                      .80
Income Fund/VA -
Non Service Class[(6)]
Oppenheimer Main            .64      -        -      .02         -                       .66              -                      .66
Street
Fund[{R}]/VA
- Non Service Class[ (6)]

PIMCO
AZL PIMCO                   .75    .25        -      .22         -                      1.22            .02                     1.20
Fundamental
IndexPLUS Total
Return Fund[(1)]
PIMCO VIT All Asset        .425      -      .15        -       .76                     1.335            .02                    1.315
Portfolio -Admin.
Class[(6),(11),(12)]


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       60


PIMCO VIT                   .74      -      .15      .17       .09                      1.15            .09                     1.06
CommodityRealReturn
Strategy Portfolio
- Admin.Class[(2),(6),(12)]
PIMCO VIT Emerging          .85      -      .15      .13         -                      1.13              -                     1.13
Markets Bond
Portfolio - Admin.
Class[(6)]
PIMCO VIT Global            .75      -      .15      .07         -                       .97              -                      .97
Bond Portfolio
(Unhedged) - Admin.
Class[(6)]
PIMCO VIT High              .60      -      .15        -         -                       .75              -                      .75
Yield Portfolio -
Admin. Class[(6)]
PIMCO VIT Real              .50      -      .15      .06         -                       .71              -                      .71
Return Portfolio -
Admin. Class[(6)]
PIMCO VIT                   .35      -      .15      .34         -                       .84              -                      .84
StocksPLUS[{R}]
Growth and Income
Portfolio - Admin.
Class[(6)]
PIMCO VIT Total             .50      -      .15      .23         -                       .88              -                      .88
Return Portfolio -
Admin. Class[(6)]


PRUDENTIAL
SP International            .85    .25        -      .29         -                      1.39              -                     1.39
Growth Portfolio -
Class 2[(6)]
SP Strategic                .90    .25        -      .48         -                      1.63              -                     1.63
Partners Focused
Growth Portfolio -
Class 2[(6)]
SCHRODER
AZL Schroder               1.23      -        -      .45         -                      1.68            .28                     1.40
Emerging
Markets Equity
Fund - Class
1[(1),(7),(13)]
AZL Schroder               1.23    .25        -      .45         -                      1.93            .28                     1.65
Emerging Markets
Equity Fund - Class
2[(1),(7)]
AZL Schroder               1.00    .25        -      .28         -                      1.53              -                     1.53
International Small
Cap Fund[(1)]
SELIGMAN
Seligman Smaller-          1.00      -        -      .22         -                      1.22              -                     1.22
Cap Value Portfolio
-Class 1[(6)]
TARGETPLUS
PORTFOLIOS
AZL TargetPLUS              .52    .25        -      .53         -                      1.30            .41                      .89
Balanced Fund[(1)]
AZL TargetPLUS              .60    .25        -      .24         -                      1.09            .30                      .79
Equity Fund[(1)]
AZL TargetPLUS              .52    .25        -      .36         -                      1.13            .24                      .89
Growth Fund[(1)]
AZL TargetPLUS              .52    .25        -      .44         -                      1.21            .32                      .89
Moderate Fund[(1)]
TURNER
AZL Turner                  .85    .25        -      .14         -                      1.24              -                     1.24
Quantitative Small
Cap Growth
Fund[(1)]
VAN KAMPEN
AZL Van Kampen              .73    .25        -      .09         -                      1.07              -                     1.07
Comstock Fund[(1)]
AZL Van Kampen              .75    .25        -      .13         -                      1.13              -                     1.13
Equity and Income
Fund[(1)]
AZL Van Kampen              .95    .25        -      .14         -                      1.34              -                     1.34
Global Franchise
Fund[(1)]
AZL Van Kampen              .90    .25        -      .27         -                      1.42            .07                     1.35
Global Real Estate
Fund[(1)]
AZL Van Kampen              .76    .25        -      .11         -                      1.12              -                     1.12
Growth and Income
Fund[(1)]
AZL Van Kampen Mid          .80    .25        -      .09         -                      1.14              -                     1.14
Cap Growth
Fund[(1)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.
(13)Class 1 shares of the AZL Schroder Emerging Markets Equity Fund (formerly AZL Oppenheimer Developing Markets Fund) are available only to Contract Owners who had Contract Value allocated to Class 1 shares of the Templeton Developing Markets Securities Fund at the close of the Business Day on April 30, 2007.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT OPTION MANAGEMENT   RULE   OTHER   TOTAL ACQUIRED FUND  TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
                     FEES     12B-1  EXPENSES         FEES AND         EXPENSES BEFORE       CONTRACTUAL        EXPENSES AFTER
                              FEES*                 EXPENSES[(2)]  CONTRACTUAL FEE WAIVERS   FEE WAIVERS   CONTRACTUAL FEE WAIVERS
                                                                  OR EXPENSE REIMBURSEMENTS      AND              OR EXPENSE
                                                                                            REIMBURSEMENTS      REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion            .20       -      .04     .24           1.25                      1.49       -                            1.49
Balanced
Fund[(1),(3)]
AZL Fusion Growth     .20       -      .03     .23           1.36                      1.59       -                            1.59
Fund[(1),(3)]
AZL Fusion            .20       -      .04     .24           1.29                      1.53       -                            1.53
Moderate
Fund[(1),(3)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract described by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in Appendix A to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.


* KEY TO BENEFIT OPTION                                                     SEPARATE ACCOUNT ANNUAL EXPENSES
Allianz Valuemark IV with the Traditional GMDB and No GMIB                               1.75%
Allianz Valuemark IV with the Earnings Protection GMDB and Traditional GMIB              2.20%

(Number of Accumulation Units in thousands)



BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
1.75%
 12/31/2003    N/A 10.076        0
 12/31/2004 10.076 12.091        1
 12/31/2005 12.091 13.826        4
 12/31/2006 13.826 17.261        7
 12/31/2007 17.261 19.440        6
 12/31/2008 19.440 11.173       10
2.20%
 12/31/2003    N/A 10.000        0
 12/31/2004 10.000 11.947        1
 12/31/2005 11.947 13.600        1
 12/31/2006 13.600 16.903        2
 12/31/2007 16.903 18.950        3
 12/31/2008 18.950 10.843        2
AZL BlackRock Capital Appreciation Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.939        3
 12/31/2006 11.939 11.917        2
 12/31/2007 11.917 12.988        2
 12/31/2008 12.988  8.120        3
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.903        1
 12/31/2006 11.903 11.828        1
 12/31/2007 11.828 12.832        1
 12/31/2008 12.832  7.987        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL BlackRock Growth Fund
1.75%
 12/31/2003    N/A 10.100        1
 12/31/2004 10.100 10.726        0
 12/31/2005 10.726 11.706        4
 12/31/2006 11.706 11.584        1
 12/31/2007 11.584 13.091        6
 12/31/2008 13.091  5.055       22
2.20%
 12/31/2003    N/A 10.025        0
 12/31/2004 10.025 10.598        0
 12/31/2005 10.598 11.514        0
 12/31/2006 11.514 11.343        0
 12/31/2007 11.343 12.761        1
 12/31/2008 12.761  4.906        3
AZL Columbia Mid Cap Value Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.053        2
 12/31/2007 10.053 10.259        4
 12/31/2008 10.259  4.823        7
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.023        1
 12/31/2007 10.023 10.181        0
 12/31/2008 10.181  4.766        0

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Columbia Small Cap Value Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.029        2
 12/31/2005 12.029 12.222        3
 12/31/2006 12.222 13.621        3
 12/31/2007 13.621 12.281        3
 12/31/2008 12.281  8.195        3
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.993        0
 12/31/2005 11.993 12.131        0
 12/31/2006 12.131 13.458        0
 12/31/2007 13.458 12.079        0
 12/31/2008 12.079  8.024        0
AZL Columbia Technology Fund
1.75%
 12/31/2003    N/A  8.666        1
 12/31/2004  8.666  8.147        1
 12/31/2005  8.147  8.062        1
 12/31/2006  8.062  8.125        1
 12/31/2007  8.125  9.800        4
 12/31/2008  9.800  4.754        4
2.20%
 12/31/2003    N/A  8.582        0
 12/31/2004  8.582  8.031        1
 12/31/2005  8.031  7.912        1
 12/31/2006  7.912  7.939        1
 12/31/2007  7.939  9.532        1
 12/31/2008  9.532  4.603        1
AZL Davis NY Venture Fund
1.75%
 12/31/2003    N/A  9.890        0
 12/31/2004  9.890 10.744        6
 12/31/2005 10.744 11.580       21
 12/31/2006 11.580 12.963       18
 12/31/2007 12.963 13.265       30
 12/31/2008 13.265  7.755       35
2.20%
 12/31/2003    N/A  9.794        1
 12/31/2004  9.794 10.592        1
 12/31/2005 10.592 11.365        1
 12/31/2006 11.365 12.665        2
 12/31/2007 12.665 12.902        2
 12/31/2008 12.902  7.509        4
AZL Dreyfus Equity Growth Fund
1.75%
 12/31/2003    N/A  8.746        0
 12/31/2004  8.746  9.257        5
 12/31/2005  9.257  9.512        7
 12/31/2006  9.512 10.556        1
 12/31/2007 10.556 11.280        7
 12/31/2008 11.280  6.470        4
2.20%
 12/31/2003    N/A  8.662        0
 12/31/2004  8.662  9.127        0
 12/31/2005  9.127  9.336        0
 12/31/2006  9.336 10.314        0
 12/31/2007 10.314 10.971        3
 12/31/2008 10.971  6.264        2

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL First Trust Target Double Play Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.571        1
 12/31/2008 10.571  4.814        1
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.523        0
 12/31/2008 10.523  4.770        0
AZL Franklin Small Cap Value Fund
1.75%
 12/31/2003    N/A 12.688        0
 12/31/2004 12.688 15.346        3
 12/31/2005 15.346 16.142        4
 12/31/2006 16.142 18.307        7
 12/31/2007 18.307 17.202        5
 12/31/2008 17.202 11.201        5
2.20%
 12/31/2003    N/A 12.650        1
 12/31/2004 12.650 15.231        2
 12/31/2005 15.231 15.949        2
 12/31/2006 15.949 18.007        2
 12/31/2007 18.007 16.844        3
 12/31/2008 16.844 10.919        2
AZL Fusion Balanced Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.605        7
 12/31/2006 10.605 11.410        9
 12/31/2007 11.410 12.009        7
 12/31/2008 12.009  8.561       17
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.573        0
 12/31/2006 10.573 11.325        0
 12/31/2007 11.325 11.865        1
 12/31/2008 11.865  8.421        9
AZL Fusion Growth Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.079        9
 12/31/2006 11.079 12.216       16
 12/31/2007 12.216 12.694        9
 12/31/2008 12.694  7.616        8
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.046        3
 12/31/2006 11.046 12.125       10
 12/31/2007 12.125 12.542        6
 12/31/2008 12.542  7.491        5

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       65

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Fusion Moderate Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.783        0
 12/31/2006 10.783 11.731        2
 12/31/2007 11.731 12.280        3
 12/31/2008 12.280  8.114        3
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.750        1
 12/31/2006 10.750 11.643        3
 12/31/2007 11.643 12.133        3
 12/31/2008 12.133  7.981        3
AZL Jennison 20/20 Focus Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.217        2
 12/31/2006 12.217 13.541        1
 12/31/2007 13.541 14.733        1
 12/31/2008 14.733  8.670        4
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.180        2
 12/31/2006 12.180 13.439        2
 12/31/2007 13.439 14.556        3
 12/31/2008 14.556  8.528        4
AZL JPMorgan Large Cap Equity Fund
1.75%
 12/31/2003    N/A  9.993        1
 12/31/2004  9.993 11.307        3
 12/31/2005 11.307 11.808        7
 12/31/2006 11.808 12.382        7
 12/31/2007 12.382 11.413        6
 12/31/2008 11.413  5.059        4
2.20%
 12/31/2003    N/A  9.896        0
 12/31/2004  9.896 11.147        1
 12/31/2005 11.147 11.589        1
 12/31/2006 11.589 12.098        1
 12/31/2007 12.098 11.101        1
 12/31/2008 11.101  4.898        1
AZL JPMorgan U.S. Equity Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.733        1
 12/31/2005 10.733 11.123        1
 12/31/2006 11.123 12.525       10
 12/31/2007 12.525 12.774       10
 12/31/2008 12.774  7.697        2
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.701        0
 12/31/2005 10.701 11.040        1
 12/31/2006 11.040 12.376        1
 12/31/2007 12.376 12.565        2
 12/31/2008 12.565  7.537        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Money Market Fund
1.75%
 12/31/2003    N/A 10.268       33
 12/31/2004 10.268 10.158       64
 12/31/2005 10.158 10.239       72
 12/31/2006 10.239 10.508      113
 12/31/2007 10.508 10.821       26
 12/31/2008 10.821 10.892      147
2.20%
 12/31/2003    N/A 10.089        3
 12/31/2004 10.089  9.935        2
 12/31/2005  9.935  9.969        6
 12/31/2006  9.969 10.186        2
 12/31/2007 10.186 10.442        2
 12/31/2008 10.442 10.464        3
AZL NACM International Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.449        0
 12/31/2008  9.449  5.115        3
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.420        0
 12/31/2008  9.420  5.076        0
AZL OCC Opportunity Fund
1.75%
 12/31/2003    N/A 12.731        3
 12/31/2004 12.731 13.480        6
 12/31/2005 13.480 13.920        7
 12/31/2006 13.920 15.276        7
 12/31/2007 15.276 16.344        7
 12/31/2008 16.344  8.487        5
2.20%
 12/31/2003    N/A 12.635        1
 12/31/2004 12.635 13.319        0
 12/31/2005 13.319 13.692        1
 12/31/2006 13.692 14.959        1
 12/31/2007 14.959 15.932        1
 12/31/2008 15.932  8.236        1
AZL Oppenheimer Global Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.445        0
 12/31/2005 11.445 12.666       10
 12/31/2006 12.666 14.475       10
 12/31/2007 14.475 15.041       10
 12/31/2008 15.041  8.712       10
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.410        1
 12/31/2005 11.410 12.571        1
 12/31/2006 12.571 14.302        1
 12/31/2007 14.302 14.795        1
 12/31/2008 14.795  8.531        1

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Oppenheimer International Growth Fund
1.75%
 12/31/2003    N/A 11.368        0
 12/31/2004 11.368 12.788        0
 12/31/2005 12.788 14.348        1
 12/31/2006 14.348 18.187        6
 12/31/2007 18.187 20.066        6
 12/31/2008 20.066 11.013        1
2.20%
 12/31/2003    N/A 11.258        0
 12/31/2004 11.258 12.607        0
 12/31/2005 12.607 14.082        0
 12/31/2006 14.082 17.769        1
 12/31/2007 17.769 19.517        2
 12/31/2008 19.517 10.663        1
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.055        0
 12/31/2007 11.055 11.586        1
 12/31/2008 11.586  6.733        1
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.022        0
 12/31/2007 11.022 11.499        0
 12/31/2008 11.499  6.652        0
AZL S&P 500 Index Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  8.178        1
 12/31/2008  8.178  5.026       41
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  8.118        0
 12/31/2008  8.118  4.967        2
AZL Schroder Emerging Markets Equity Fund - Class 1
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.622        1
 12/31/2008 13.622  6.450       12
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.581        0
 12/31/2008 13.581  6.401        4

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Schroder Emerging Markets Equity Fund - Class 2
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.447        1
 12/31/2007 10.447 13.377        6
 12/31/2008 13.377  6.324        4
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.415        1
 12/31/2007 10.415 13.276        1
 12/31/2008 13.276  6.248        1
AZL Schroder International Small Cap Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.221        0
 12/31/2008  9.221  4.931        2
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.193        0
 12/31/2008  9.193  4.894        0
AZL Small Cap Stock Index Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.307        0
 12/31/2008  9.307  6.316       19
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.279        1
 12/31/2008  9.279  6.268        3
AZL TargetPLUS Balanced Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.093        0
 12/31/2008 10.093  7.497        0
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.062        0
 12/31/2008 10.062  7.441        0

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL TargetPLUS Equity Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.487        1
 12/31/2008 10.487  5.304        1
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.439        0
 12/31/2008 10.439  5.256        0
AZL TargetPLUS Growth Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.916        0
 12/31/2008  9.916  5.907        0
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.886        0
 12/31/2008  9.886  5.863        0
AZL TargetPLUS Moderate Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.056        0
 12/31/2008 10.056  6.683        0
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.026        0
 12/31/2008 10.026  6.632        0
AZL Turner Quantitative Small Cap Growth Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.099        1
 12/31/2006 11.099 12.140        1
 12/31/2007 12.140 12.653        1
 12/31/2008 12.653  7.043        2
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.065        0
 12/31/2006 11.065 12.049        0
 12/31/2007 12.049 12.502        0
 12/31/2008 12.502  6.928        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Comstock Fund
1.75%
 12/31/2003    N/A  9.420        5
 12/31/2004  9.420 10.840       22
 12/31/2005 10.840 11.070       19
 12/31/2006 11.070 12.594       20
 12/31/2007 12.594 12.100       25
 12/31/2008 12.100  7.587       25
2.20%
 12/31/2003    N/A  9.307       15
 12/31/2004  9.307 10.662       10
 12/31/2005 10.662 10.840        6
 12/31/2006 10.840 12.277        6
 12/31/2007 12.277 11.742        7
 12/31/2008 11.742  7.330        6
AZL Van Kampen Equity and Income Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.785        6
 12/31/2005 10.785 11.313        5
 12/31/2006 11.313 12.510        3
 12/31/2007 12.510 12.668        2
 12/31/2008 12.668  9.470        1
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.752        0
 12/31/2005 10.752 11.229        1
 12/31/2006 11.229 12.360        1
 12/31/2007 12.360 12.461        1
 12/31/2008 12.461  9.273        0
AZL Van Kampen Global Franchise Fund
1.75%
 12/31/2003    N/A 12.245        4
 12/31/2004 12.245 13.501       12
 12/31/2005 13.501 14.813       11
 12/31/2006 14.813 17.650       13
 12/31/2007 17.650 19.045        9
 12/31/2008 19.045 13.369        9
2.20%
 12/31/2003    N/A 12.208        4
 12/31/2004 12.208 13.400        1
 12/31/2005 13.400 14.636        2
 12/31/2006 14.636 17.361        3
 12/31/2007 17.361 18.649        3
 12/31/2008 18.649 13.031        3
AZL Van Kampen Global Real Estate Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.024        2
 12/31/2007 12.024 10.788        3
 12/31/2008 10.788  5.742        2
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.987        0
 12/31/2007 11.987 10.707        0
 12/31/2008 10.707  5.673        0

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Growth and Income Fund
1.75%
 12/31/2003    N/A 10.124       12
 12/31/2004 10.124 11.323       16
 12/31/2005 11.323 12.155       25
 12/31/2006 12.155 13.843       19
 12/31/2007 13.843 13.961       18
 12/31/2008 13.961  9.211       14
2.20%
 12/31/2003    N/A 10.003        7
 12/31/2004 10.003 11.137        5
 12/31/2005 11.137 11.902        4
 12/31/2006 11.902 13.495        4
 12/31/2007 13.495 13.548        4
 12/31/2008 13.548  8.898        2
AZL Van Kampen Mid Cap Growth Fund
1.75%
 12/31/2003    N/A  8.923        1
 12/31/2004  8.923 10.629        3
 12/31/2005 10.629 12.278       10
 12/31/2006 12.278 13.176        4
 12/31/2007 13.176 15.819       10
 12/31/2008 15.819  8.002       10
2.20%
 12/31/2003    N/A  8.816        0
 12/31/2004  8.816 10.455        1
 12/31/2005 10.455 12.022        2
 12/31/2006 12.022 12.844        2
 12/31/2007 12.844 15.351        4
 12/31/2008 15.351  7.730        3
BlackRock Global Allocation V.I. Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.901        1
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.877        0
Davis VA Financial Portfolio
1.75%
 12/31/2003    N/A 12.407        1
 12/31/2004 12.407 13.449        2
 12/31/2005 13.449 14.324        2
 12/31/2006 14.324 16.681        4
 12/31/2007 16.681 15.399        4
 12/31/2008 15.399  8.116        3
2.20%
 12/31/2003    N/A 12.190        1
 12/31/2004 12.190 13.155        1
 12/31/2005 13.155 13.948        1
 12/31/2006 13.948 16.170        1
 12/31/2007 16.170 14.860        1
 12/31/2008 14.860  7.797        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Davis VA Value Portfolio
1.75%
 12/31/2003    N/A 10.055        6
 12/31/2004 10.055 11.098       10
 12/31/2005 11.098 11.936       10
 12/31/2006 11.936 13.489        9
 12/31/2007 13.489 13.868        8
 12/31/2008 13.868  8.132        5
2.20%
 12/31/2003    N/A  9.879        0
 12/31/2004  9.879 10.855        0
 12/31/2005 10.855 11.622        0
 12/31/2006 11.622 13.076        0
 12/31/2007 13.076 13.383        0
 12/31/2008 13.383  7.812        0
Franklin Global Real Estate Securities Fund
1.75%
 12/31/2003    N/A 38.138        3
 12/31/2004 38.138 49.536        4
 12/31/2005 49.536 55.368        6
 12/31/2006 55.368 65.767        7
 12/31/2007 65.767 51.273        4
 12/31/2008 51.273 29.109        3
2.20%
 12/31/2003    N/A 35.684        2
 12/31/2004 35.684 46.141        3
 12/31/2005 46.141 51.342        2
 12/31/2006 51.342 60.712        1
 12/31/2007 60.712 47.118        2
 12/31/2008 47.118 26.629        1
Franklin Growth and Income Securities Fund
1.75%
 12/31/2003    N/A 28.902        6
 12/31/2004 28.902 31.497       10
 12/31/2005 31.497 32.101       15
 12/31/2006 32.101 36.923       22
 12/31/2007 36.923 35.024       14
 12/31/2008 35.024 22.386        7
2.20%
 12/31/2003    N/A 27.043        0
 12/31/2004 27.043 29.338        1
 12/31/2005 29.338 29.766        2
 12/31/2006 29.766 34.085        2
 12/31/2007 34.085 32.186        2
 12/31/2008 32.186 20.479        1
Franklin High Income Securities Fund
1.75%
 12/31/2003    N/A 20.244       67
 12/31/2004 20.244 21.888       22
 12/31/2005 21.888 22.311       23
 12/31/2006 22.311 24.003       16
 12/31/2007 24.003 24.296       18
 12/31/2008 24.296 18.343       19
2.20%
 12/31/2003    N/A 18.942        0
 12/31/2004 18.942 20.388        0
 12/31/2005 20.388 20.688        0
 12/31/2006 20.688 22.158        1
 12/31/2007 22.158 22.327        1
 12/31/2008 22.327 16.780        1

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Income Securities Fund
1.75%
 12/31/2003    N/A 34.761        7
 12/31/2004 34.761 38.982       20
 12/31/2005 38.982 39.009       22
 12/31/2006 39.009 45.415       26
 12/31/2007 45.415 46.414       35
 12/31/2008 46.414 32.194       27
2.20%
 12/31/2003    N/A 32.525        0
 12/31/2004 32.525 36.310        0
 12/31/2005 36.310 36.172        1
 12/31/2006 36.172 41.924        1
 12/31/2007 41.924 42.653        0
 12/31/2008 42.653 29.452        0
Franklin Large Cap Growth Securities Fund
1.75%
 12/31/2003    N/A 17.110        2
 12/31/2004 17.110 18.196        9
 12/31/2005 18.196 18.115       18
 12/31/2006 18.115 19.790       14
 12/31/2007 19.790 20.714       10
 12/31/2008 20.714 13.355        9
2.20%
 12/31/2003    N/A 16.530        0
 12/31/2004 16.530 17.499        0
 12/31/2005 17.499 17.343        1
 12/31/2006 17.343 18.862        1
 12/31/2007 18.862 19.654        1
 12/31/2008 19.654 12.614        1
Franklin Rising Dividends Securities Fund
1.75%
 12/31/2003    N/A 29.045        8
 12/31/2004 29.045 31.750       17
 12/31/2005 31.750 32.349       22
 12/31/2006 32.349 37.330       18
 12/31/2007 37.330 35.794       16
 12/31/2008 35.794 25.695       15
2.20%
 12/31/2003    N/A 27.526        0
 12/31/2004 27.526 29.954        2
 12/31/2005 29.954 30.383        1
 12/31/2006 30.383 34.904        1
 12/31/2007 34.904 33.316        1
 12/31/2008 33.316 23.809        0
Franklin Small Cap Value Securities Fund
1.75%
 12/31/2003    N/A 12.356        3
 12/31/2004 12.356 15.065        5
 12/31/2005 15.065 16.135        8
 12/31/2006 16.135 18.600        7
 12/31/2007 18.600 17.885        4
 12/31/2008 17.885 11.797        3
2.20%
 12/31/2003    N/A 12.044        0
 12/31/2004 12.044 14.620        1
 12/31/2005 14.620 15.588        1
 12/31/2006 15.588 17.888        1
 12/31/2007 17.888 17.123        2
 12/31/2008 17.123 11.244        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Small-Mid Cap Growth Securities Fund
1.75%
 12/31/2003    N/A 18.598        3
 12/31/2004 18.598 20.413        5
 12/31/2005 20.413 21.081        6
 12/31/2006 21.081 22.571        4
 12/31/2007 22.571 24.729        4
 12/31/2008 24.729 14.010        3
2.20%
 12/31/2003    N/A 17.926        3
 12/31/2004 17.926 19.588        2
 12/31/2005 19.588 20.137        1
 12/31/2006 20.137 21.464        1
 12/31/2007 21.464 23.410        1
 12/31/2008 23.410 13.203        1
Franklin Templeton VIP Founding Funds Allocation Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.230        0
 12/31/2008  9.230  5.816        0
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.210        0
 12/31/2008  9.210  5.777        0
Franklin U.S. Government Fund
1.75%
 12/31/2003    N/A 22.629        2
 12/31/2004 22.629 23.061        6
 12/31/2005 23.061 23.262       13
 12/31/2006 23.262 23.844       12
 12/31/2007 23.844 25.033       13
 12/31/2008 25.033 26.543       15
2.20%
 12/31/2003    N/A 21.173        0
 12/31/2004 21.173 21.480        2
 12/31/2005 21.480 21.570        3
 12/31/2006 21.570 22.011        2
 12/31/2007 22.011 23.004        3
 12/31/2008 23.004 24.283        3
Franklin Zero Coupon Fund 2010
1.75%
 12/31/2003    N/A 33.847        0
 12/31/2004 33.847 34.827        0
 12/31/2005 34.827 34.750        0
 12/31/2006 34.750 35.075        1
 12/31/2007 35.075 37.434        1
 12/31/2008 37.434 39.541        1
2.20%
 12/31/2003    N/A 31.669        0
 12/31/2004 31.669 32.439        0
 12/31/2005 32.439 32.223        0
 12/31/2006 32.223 32.379        0
 12/31/2007 32.379 34.401        0
 12/31/2008 34.401 36.173        0

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Mutual Global Discovery Securities Fund
1.75%
 12/31/2003    N/A 16.459        9
 12/31/2004 16.459 19.173       16
 12/31/2005 19.173 21.908       25
 12/31/2006 21.908 26.548       36
 12/31/2007 26.548 29.261       72
 12/31/2008 29.261 20.618       53
2.20%
 12/31/2003    N/A 15.938        0
 12/31/2004 15.938 18.482        2
 12/31/2005 18.482 21.024        3
 12/31/2006 21.024 25.352        3
 12/31/2007 25.352 27.816        3
 12/31/2008 27.816 19.512        2
Mutual Shares Securities Fund
1.75%
 12/31/2003    N/A 16.515       10
 12/31/2004 16.515 18.318       23
 12/31/2005 18.318 19.950       37
 12/31/2006 19.950 23.264       60
 12/31/2007 23.264 23.709       64
 12/31/2008 23.709 14.692       61
2.20%
 12/31/2003    N/A 15.992        0
 12/31/2004 15.992 17.659        2
 12/31/2005 17.659 19.146        2
 12/31/2006 19.146 22.226        2
 12/31/2007 22.226 22.548        1
 12/31/2008 22.548 13.910        1
OpCap Mid Cap Portfolio
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.986        1
 12/31/2007  9.986 10.521        2
 12/31/2008 10.521  6.030        2
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.956        0
 12/31/2007  9.956 10.442        0
 12/31/2008 10.442  5.958        0
Oppenheimer Global Securities Fund/VA
1.75%
 12/31/2003    N/A  9.615        5
 12/31/2004  9.615 11.258        5
 12/31/2005 11.258 12.646        4
 12/31/2006 12.646 14.626        4
 12/31/2007 14.626 15.279        3
 12/31/2008 15.279  8.980        3
2.20%
 12/31/2003    N/A  9.447        1
 12/31/2004  9.447 11.012        1
 12/31/2005 11.012 12.314        0
 12/31/2006 12.314 14.178        0
 12/31/2007 14.178 14.744        0
 12/31/2008 14.744  8.626        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Oppenheimer High Income Fund/VA
1.75%
 12/31/2003    N/A 11.120        1
 12/31/2004 11.120 11.906        3
 12/31/2005 11.906 11.971        3
 12/31/2006 11.971 12.872        2
 12/31/2007 12.872 12.635        1
 12/31/2008 12.635  2.648        1
2.20%
 12/31/2003    N/A 10.926        0
 12/31/2004 10.926 11.645        1
 12/31/2005 11.645 11.656        1
 12/31/2006 11.656 12.478        1
 12/31/2007 12.478 12.192        1
 12/31/2008 12.192  2.544        1
Oppenheimer Main Street Fund/VA
1.75%
 12/31/2003    N/A  8.236        5
 12/31/2004  8.236  8.858       12
 12/31/2005  8.858  9.225       12
 12/31/2006  9.225 10.427       11
 12/31/2007 10.427 10.698       10
 12/31/2008 10.698  6.468        4
2.20%
 12/31/2003    N/A  8.092        2
 12/31/2004  8.092  8.664        4
 12/31/2005  8.664  8.982        3
 12/31/2006  8.982 10.108        2
 12/31/2007 10.108 10.324        2
 12/31/2008 10.324  6.214        2
PIMCO VIT All Asset Portfolio
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.850        1
 12/31/2005 11.850 12.370        5
 12/31/2006 12.370 12.723        5
 12/31/2007 12.723 13.542        4
 12/31/2008 13.542 11.198        4
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.814        3
 12/31/2005 11.814 12.278        2
 12/31/2006 12.278 12.571        1
 12/31/2007 12.571 13.320        1
 12/31/2008 13.320 10.965        1
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.011       11
 12/31/2006 11.011 10.485       16
 12/31/2007 10.485 12.696       19
 12/31/2008 12.696  7.012       19
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.977        0
 12/31/2006 10.977 10.406        0
 12/31/2007 10.406 12.544        0
 12/31/2008 12.544  6.897        1

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT Emerging Markets Bond Portfolio
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.902        4
 12/31/2006 10.902 11.707       11
 12/31/2007 11.707 12.172       10
 12/31/2008 12.172 10.215       10
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.869        0
 12/31/2006 10.869 11.619        0
 12/31/2007 11.619 12.027        0
 12/31/2008 12.027 10.047        0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.327        0
 12/31/2006  9.327  9.592       16
 12/31/2007  9.592 10.343       12
 12/31/2008 10.343 10.077        1
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.299        0
 12/31/2006  9.299  9.520        0
 12/31/2007  9.520 10.219        0
 12/31/2008 10.219  9.912        1
PIMCO VIT High Yield Portfolio
1.75%
 12/31/2003    N/A 11.157        1
 12/31/2004 11.157 12.011      109
 12/31/2005 12.011 12.291      120
 12/31/2006 12.291 13.178       64
 12/31/2007 13.178 13.402       73
 12/31/2008 13.402 10.069       55
2.20%
 12/31/2003    N/A 10.962        0
 12/31/2004 10.962 11.748        1
 12/31/2005 11.748 11.968        1
 12/31/2006 11.968 12.774        1
 12/31/2007 12.774 12.933        1
 12/31/2008 12.933  9.673        0
PIMCO VIT Real Return Portfolio
1.75%
 12/31/2003    N/A 10.491       12
 12/31/2004 10.491 11.228       17
 12/31/2005 11.228 11.266      130
 12/31/2006 11.266 11.150       81
 12/31/2007 11.150 12.124       74
 12/31/2008 12.124 11.073       66
2.20%
 12/31/2003    N/A 10.460        0
 12/31/2004 10.460 11.144        2
 12/31/2005 11.144 11.131        4
 12/31/2006 11.131 10.967        3
 12/31/2007 10.967 11.872        3
 12/31/2008 11.872 10.794        2

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT StocksPLUS Growth and Income Portfolio
1.75%
 12/31/2003    N/A  8.247        0
 12/31/2004  8.247  8.980        0
 12/31/2005  8.980  9.132        0
 12/31/2006  9.132 10.311        0
 12/31/2007 10.311 10.826        0
 12/31/2008 10.826  6.103        0
2.20%
 12/31/2003    N/A  8.103        0
 12/31/2004  8.103  8.783        0
 12/31/2005  8.783  8.892        0
 12/31/2006  8.892  9.995        0
 12/31/2007  9.995 10.447        0
 12/31/2008 10.447  5.863        0
PIMCO VIT Total Return Portfolio
1.75%
 12/31/2003    N/A 12.542        6
 12/31/2004 12.542 12.926       12
 12/31/2005 12.926 13.014       24
 12/31/2006 13.014 13.282       75
 12/31/2007 13.282 14.193       74
 12/31/2008 14.193 14.616       62
2.20%
 12/31/2003    N/A 12.322        8
 12/31/2004 12.322 12.643        6
 12/31/2005 12.643 12.672        6
 12/31/2006 12.672 12.875        4
 12/31/2007 12.875 13.696        3
 12/31/2008 13.696 14.041        3
Seligman Smaller-Cap Value Portfolio
1.75%
 12/31/2003    N/A 20.268        1
 12/31/2004 20.268 23.889        5
 12/31/2005 23.889 22.542        4
 12/31/2006 22.542 26.858        2
 12/31/2007 26.858 27.483        2
 12/31/2008 27.483 16.329        3
2.20%
 12/31/2003    N/A 19.914        1
 12/31/2004 19.914 23.366        1
 12/31/2005 23.366 21.949        0
 12/31/2006 21.949 26.035        0
 12/31/2007 26.035 26.521        0
 12/31/2008 26.521 15.686        0
SP International Growth Portfolio
1.75%
 12/31/2003    N/A  5.538        0
 12/31/2004  5.538  6.319        0
 12/31/2005  6.319  7.190        0
 12/31/2006  7.190  8.491        0
 12/31/2007  8.491  9.938        0
 12/31/2008  9.938  4.835        0
2.20%
 12/31/2003    N/A  5.462        1
 12/31/2004  5.462  6.204        1
 12/31/2005  6.204  7.028        1
 12/31/2006  7.028  8.263        1
 12/31/2007  8.263  9.628        1
 12/31/2008  9.628  4.663        1

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

SP Strategic Partners Focused Growth Portfolio
1.75%
 12/31/2003    N/A  5.938        0
 12/31/2004  5.938  6.412        0
 12/31/2005  6.412  7.235        1
 12/31/2006  7.235  7.031        1
 12/31/2007  7.031  7.923        1
 12/31/2008  7.923  4.784        1
2.20%
 12/31/2003    N/A  5.857        0
 12/31/2004  5.857  6.296        0
 12/31/2005  6.296  7.073        0
 12/31/2006  7.073  6.843        0
 12/31/2007  6.843  7.675        0
 12/31/2008  7.675  4.614        0
Templeton Foreign Securities Fund
1.75%
 12/31/2003    N/A 18.092        3
 12/31/2004 18.092 21.132        5
 12/31/2005 21.132 22.942       12
 12/31/2006 22.942 27.437       23
 12/31/2007 27.437 31.214       31
 12/31/2008 31.214 18.331       30
2.20%
 12/31/2003    N/A 17.146        0
 12/31/2004 17.146 19.937        0
 12/31/2005 19.937 21.547        0
 12/31/2006 21.547 25.653        1
 12/31/2007 25.653 29.054        1
 12/31/2008 29.054 16.985        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Templeton Global Bond Securities Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 31.888        1
 12/31/2008 31.888 33.359        2
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 29.372        0
 12/31/2008 29.372 30.588        0
Templeton Growth Securities Fund
1.75%
 12/31/2003    N/A 19.406        1
 12/31/2004 19.406 22.166       10
 12/31/2005 22.166 23.756       14
 12/31/2006 23.756 28.528       29
 12/31/2007 28.528 28.746       34
 12/31/2008 28.746 16.345       30
2.20%
 12/31/2003    N/A 18.568        0
 12/31/2004 18.568 21.114        1
 12/31/2005 21.114 22.527        2
 12/31/2006 22.527 26.931        3
 12/31/2007 26.931 27.015        3
 12/31/2008 27.015 15.291        2

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX C - GMIB VALUE CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000.
  You make no additional Purchase Payments and are the only Owner.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (on the date of but before the partial withdrawal) is $160,000. The withdrawal charge on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.

Total Purchase Payments:............................................$100,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $100,000 =..........................-  12,500
Traditional GMIB value as of the tenth Contract Anniversary:........$ 87,500

The Traditional GMIB value is less than the Contract Value and, therefore, the GMIB would not be available. However, fixed Traditional Annuity Payments based on the $140,000 Contract Value would be available.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000.
  You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the 3% AIA and MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB.

IF YOU SELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       .............................................................$ 87,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $140,000 Contract Value.


IF YOU SELECTED THE ENHANCED GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000.00
2)The 3% AIA:
  Initial Purchase Payment.......................................$100,000.00
     Increased by 3% on the first Contract Anniversary......x           1.03
       ..........................................................$103,000.00
     Increased by 3% on the second Contract Anniversary.....x           1.03
       ..........................................................$106,090.00
     Increased by 3% on the third Contract Anniversary......x           1.03
       ..........................................................$109,272.70
     On the ninth Contract Anniversary the 3% AIA is.............$130,477.32
       Reduced proportionately by the percentage of Contract Value withdrawn:
        ($20,000 / $160,000) = 0.125 x $130,477.32 =...........-   16,309.66
       ..........................................................$114,167.66
     Increased by 3% on the tenth Contract Anniversary......x           1.03
       ..........................................................$117,592.69
     Verifying that the 3% AIA is within the maximum limit:
       1.5 times Purchase Payments: 1.5 x $100,000 =.$150,000
       Reduced proportionately by the percentage of Contract
         Value withdrawn:
        ($20,000 / $160,000) = 0.125 x $150,000 =...-  18,750
                                                        $131,250
          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

3)The MAV:
  The MAV on the ninth Contract Anniversary.........................$180,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
      ($20,000 / $160,000) = 0.125 x $180,000 =...................-   22,500
       .............................................................$157,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $157,500 MAV.

IF YOU ELECTED THE EARNINGS PROTECTION GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)Total Payments:
  Total Purchase Payments received..................................$100,000
     Less adjusted partial withdrawals calculated as (PW x DB) / CV:
     ($20,000 x $160,000) / $160,000 = $20,000 x 1 =..............-   20,000
       .............................................................$ 80,000
3)CV Plus:
  Contract Value:...........................................................
     $140,000
     Plus 50% of the lesser of (a) or (b).
       (a)Contract Value minus total Purchase Payments: $140,000 -
         $100,000 =........................................$  40,000
       (b)Three times your total Purchase Payments received in the first two Contract Years:
       3 x $100,000 =.......................................$300,000
       (a) is less than (b), so 50% of (a) = 0.50 x $40,000 =......+  20,000
       .............................................................$160,000
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $160,000 CV Plus.

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the GMIB value of a Contract change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197

          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                      SAI

                      STATEMENT OF ADDITIONAL INFORMATION
                               VALUEMARK[(R)] IV
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
          ALLIANZ LIFE[(R)] VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (ALLIANZ LIFE, WE , US, OUR)

                                 APRIL 27, 2009

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            5701 Golden Hills Drive
                             Minneapolis, MN 55416
                                 (800) 624-0197

                               TABLE OF CONTENTS
                  ALLIANZ LIFE.......................................2
                  EXPERTS............................................2
                  LEGAL OPINIONS.....................................2
                  DISTRIBUTOR........................................2
                  REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE..3
                  FEDERAL TAX STATUS.................................3
                    General..........................................3
                    Diversification..................................4
                    Owner Control....................................4
                    Contracts Owned by Non-Individuals...............5
                    Income Tax Withholding...........................5
                    Required Distributions...........................5
                    Qualified Contracts..............................5
                  ANNUITY PROVISIONS.................................6
                    Annuity Units/Calculating Variable Annuity Payments7
                  MORTALITY AND EXPENSE RISK GUARANTEE...............7
                  INFORMATION ON ORIGINAL CONTRACTS..................8
                  FINANCIAL STATEMENTS..............................10
                  APPENDIX - CONDENSED FINANCIAL INFORMATION........11

                                                                 VM4SAI-0409

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006                    $207,968,987.55                                            $0
    2007                    $218,444,880.80                                            $0
    2008                    $198,319,091.42                                            $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009
payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009
give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009
and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The adjusted Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
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
                                       7

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

INFORMATION ON ORIGINAL CONTRACTS
Original Contracts were first offered in February 1997 and were replaced by the May 2003 Contracts that continued to be available until sales of Valuemark IV were discontinued in May 2007. Owners of Original Contracts can still make additional Purchase Payments and, therefore, we are including information on these Original Contracts in this SAI.

Original Contracts offered a choice of GMIB Option 1 and GMIB Option 2. Under GMIB Option 1, the GMIB value before the date of any Owner's death is equal to the greater of A or B.
A.ANNUAL INCREASE AMOUNT (AIA)
The AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o minus each GMIB adjusted partial withdrawal (defined below) taken that day.

On each Contract Anniversary before the older Owner's 81st birthday,* the AIA is equal to:
o its value on the immediately preceding Business Day increased by 5%;
o plus any additional Purchase Payments received that day, and
o minus each GMIB adjusted partial withdrawals (as defined below) taken that day.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday* we calculate the AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* 76th birthday in Washington.

B.THE SIX-YEAR STEP UP
The Six-Year Step Up on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a sixth year Contract Anniversary, the Six-Year Step Up is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o minus each GMIB adjusted partial withdrawals (as defined below) taken that day.

On every sixth year Contract Anniversary (the 6th, 12th, 18th, 24th, etc.) before the older Owner's 81st birthday,* the Six-Year Step Up is equal to:
o the highest Contract Value that occurred on any sixth year Contract
  Anniversary,
o plus subsequent additional Purchase Payments received on or after the Contract Anniversary on which the Six-Year Step Up occurred, and
o minus each GMIB adjusted partial withdrawals (as defined below) taken on or after the Contract Anniversary on which the Six-Year Step Up occurred.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday,* we calculate the Six-Year Step Up in the same way that we do on each Business Day other than a sixth year Contract Anniversary.

* 76th birthday in Washington.

UNDER GMIB OPTION 2, the GMIB value before the date of any Owner's death is equal to the greater of:
o the Maximum Anniversary Value (MAV) described below, or
o total Purchase Payments received minus each GMIB adjusted partial withdrawal (as defined below) for each withdrawal taken.

MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o minus each GMIB adjusted partial withdrawal (as defined below) taken that day.

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
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                                       9

On each Contract Anniversary before the older Owner's 81st birthday*, the MAV is equal to:
o the highest Contract Value that occurred on any Contract Anniversary,
o plus subsequent additional Purchase Payments received on or after the Contract Anniversary on which the MAV occurred, and
o minus each GMIB adjusted partial withdrawals (as defined below) taken on or after the Contract Anniversary on which the MAV occurred.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday*, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* 76th birthday in Washington.

                                      PW X GMIB
                                     -----------
                                         CV

PW   = the amount of the partial withdrawal including any withdrawal charge.

GMIB = the greater of (a) Contract Value, or (b) the applicable GMIB value

(AIA, Six-Year Step Up, total Purchase Payments or MAV).

CV   = the Contract Value on the date of (but before) the partial withdrawal.

The death benefit under Original Contracts differs based on whether or not the Contract has an enhanced death benefit (EDB) endorsement. For Original Contracts without an EDB endorsement, the death benefit will be the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.

Original Contracts with an EDB endorsement offered a choice of the following death benefit options: Death Benefit Option 1 (DB Option 1), Death Benefit Option 2 (DB Option 2), and the Earnings Protection GMDB.

UNDER DB OPTION 1, the amount of the death benefit will be the greater of 1 or 2:
1.The Contract Value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.
2.The GMDB value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If any Owner was age 80 or older at Contract issue, the GMDB value is total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge).

If all Owners were age 79 or younger at Contract issue, the GMDB value is equal to the greater of:
o the AIA calculated as indicated above under GMIB OPTION 1, except that partial withdrawals (including any withdrawal charge) are deducted without adjustment; or
o the Six-Year Step Up calculated as indicated above under GMIB OPTION 1, except that partial withdrawals (including any withdrawal charge) are deducted without adjustment.

UNDER DB OPTION 2, the amount of the death benefit will be the greater of 1 or 2:
(1)The Contract Value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.
(2)The GMDB value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If any Owner was age 80 or older at Contract issue, the GMDB value is total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge).

If all Owners were age 79 or younger at Contract issue, the GMDB value is equal to the greater of:
o total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge) ; or
o the MAV calculated as indicated above under GMIB Option 2, except that partial withdrawals (including any withdrawal charge) are deducted without adjustment.

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
                                       10

In addition, the "CV PLUS" portion of the EARNINGS PROTECTION GMDB under Original Contracts is calculated as follows.
The CV PLUS
o If all Owner's were age 69 or younger on the Issue Date, 40% of the lesser of (a) or (b), or
o If the older Owner is age 70 or older on the Issue Date, 25% of the lesser of (a) or (b), where
  (a)is the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center; and
  (b)is the total Purchase Payments.

For details on how the remaining portion of the Earnings Protection GMDB is calculated please see the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB) in prospectus section 10, Death Benefit.

The charges for Original Contracts differ from the charges of the May 2003 Contracts as follows:
SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION PHASE

(as a percentage of average daily assets invested in a subaccount on an annual basis)

                               ORIGINAL CONTRACTS              ORIGINAL CONTRACTS
                                 WITHOUT A GMIB                    WITH A GMIB
                         M&E CHARGE ADMIN. CHARGE        M&E CHARGE ADMIN. CHARGE
                                                  TOTAL                           TOTAL
Earnings Protection GMDB   1.44%        0.15%     1.59%    1.74%        0.15%     1.89%
All other death benefits   1.34%        0.15%     1.49%    1.64%        0.15%     1.79%

During the Annuity Phase, if you request variable Annuity Payments, the total Separate Account annual expenses are equal on an annual basis to 1.40%. The expense is reduced because we do not pay a death benefit separate from the benefits provided by the annuity option if the Annuitant dies during the Annuity Phase.

In addition, we waive the contract maintenance charge of $30 for Original Contracts in South Carolina after the 20th Contract Anniversary.

For more details on the other charges of Original Contracts please see the Fee Tables or section 6, Expenses in the prospectus.

FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.

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                                      2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts is found in Appendix B to the prospectus. AUV information listing the additional combination of charges for Contracts for the Calendar year ended December 31, 2008; December 31, 2007; December 31, 2006; December 31, 2005; December 31, 2004 and for the period from inception (on or about May 5, 2003) until December 31, 2003 is found below. AUV information for Original Contracts are also included in the tables below for the calendar year or period ended: December 31, 2008; December 31, 2007; December 31, 2006; December 31, 2005; December 31, 2004; December 31, 2003; December 31,
2002; December 31, 2001; December 31, 2000; and December 31, 1999.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                                   SEPARATE ACCOUNT ANNUAL
                                                                                                                 EXPENSES
VMIV  Allianz Valuemark IV - Original Contracts without the EDB endorsement or a GMIB; and                        1.49%
1                                       Original Contracts with DB Option 1 or DB Option 2 and no GMIB
VMIV  Allianz Valuemark IV - Original Contracts with a GMIB and no EDB endorsement; and                           1.79%
2                                       Original Contracts with DB Option 1or DB Option 2 and a GMIB
VMIV  Allianz Valuemark IV - Original Contracts with the Earnings Protection GMDB and no GMIB                     1.59%
3
VMIV  Allianz Valuemark IV - Original Contracts with the Earnings Protection GMDB and a GMIB                      1.89%
4
VMIV  Allianz Valuemark IV - Currently offered Contracts with the Enhanced GMDB and no GMIB                       2.05%
6
VMIV  Allianz Valuemark IV - Currently offered Contracts with the Earnings Protection GMDB and no GMIB            2.05%
7
VMIV  Allianz Valuemark IV - Currently offered Contracts with the Traditional GMDB and the Traditonal             1.90%
8                                       GMIB
VMIV  Allianz Valuemark IV - Currently offered Contracts with the Enhanced GMDB and the Traditional               2.15%
9                                       GMIB

(Number of Accumulation Units in thousands)

                                        Number of
                             AUV        Accumulation
         Period              at         Units
         or       AUV at     End        Outstanding
Benefit  Year     Beginning  of         at End of
Option * Ended    of Period  Period     Period
------------------------------------------------------------
Investment Option
------------------------------------------------------------

AZL AIM International Equity Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     8.079           4
      12/31/2003   8.079    10.120           8
      12/31/2004  10.120    12.176          40
      12/31/2005  12.176    13.959          38
      12/31/2006  13.959    17.472          94
      12/31/2007  17.472    19.729          73
      12/31/2008  19.729    11.369          61
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     8.063           3
      12/31/2003   8.063    10.069           4
      12/31/2004  10.069    12.078           7
      12/31/2005  12.078    13.806          12
      12/31/2006  13.806    17.229          18
      12/31/2007  17.229    19.396          24
      12/31/2008  19.396    11.144          21

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     8.073           0
      12/31/2003   8.073    10.103           0
      12/31/2004  10.103    12.143           0
      12/31/2005  12.143    13.908           0
      12/31/2006  13.908    17.391           2
      12/31/2007  17.391    19.618           2
      12/31/2008  19.618    11.293           2
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     8.057           0
      12/31/2003   8.057    10.052           0
      12/31/2004  10.052    12.046           0
      12/31/2005  12.046    13.755           1
      12/31/2006  13.755    17.149           2
      12/31/2007  17.149    19.287           2
      12/31/2008  19.287    11.069           3
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.025           1
      12/31/2004  10.025    11.995           4
      12/31/2005  11.995    13.675           4
      12/31/2006  13.675    17.021           4
      12/31/2007  17.021    19.112           4
      12/31/2008  19.112    10.952           4
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.025           0
      12/31/2004  10.025    11.995           0
      12/31/2005  11.995    13.675           0
      12/31/2006  13.675    17.021           0
      12/31/2007  17.021    19.112           0
      12/31/2008  19.112    10.952           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.051           1
      12/31/2004  10.051    12.043           2
      12/31/2005  12.043    13.750           3
      12/31/2006  13.750    17.141           2
      12/31/2007  17.141    19.276           3
      12/31/2008  19.276    11.062           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.009           0
      12/31/2004  10.009    11.962           1
      12/31/2005  11.962    13.625           3
      12/31/2006  13.625    16.942           6
      12/31/2007  16.942    19.004           7
      12/31/2008  19.004    10.879           5
AZL BlackRock Capital Appreciation Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.960          22
      12/31/2006  11.960    11.969          17
      12/31/2007  11.969    13.078          38
      12/31/2008  13.078     8.198          39
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.936           3
      12/31/2006  11.936    11.909          17
      12/31/2007  11.909    12.974           9
      12/31/2008  12.974     8.108           9
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.952           0
      12/31/2006  11.952    11.949           0
      12/31/2007  11.949    13.043           0
      12/31/2008  13.043     8.168           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.928           0
      12/31/2006  11.928    11.889           0
      12/31/2007  11.889    12.939           0
      12/31/2008  12.939     8.079           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.915           0
      12/31/2006  11.915    11.857           0
      12/31/2007  11.857    12.884           0
      12/31/2008  12.884     8.031           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.915           0
      12/31/2006  11.915    11.857           0
      12/31/2007  11.857    12.884           0
      12/31/2008  12.884     8.031           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.927           0
      12/31/2006  11.927    11.887           0
      12/31/2007  11.887    12.936           0
      12/31/2008  12.936     8.076           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.907           1
      12/31/2006  11.907    11.838           1
      12/31/2007  11.838    12.850           1
      12/31/2008  12.850     8.002           1
AZL BlackRock Growth Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     7.544           6
      12/31/2003   7.544    10.144          36
      12/31/2004  10.144    10.801          15
      12/31/2005  10.801    11.818          46
      12/31/2006  11.818    11.725          67
      12/31/2007  11.725    13.286         117
      12/31/2008  13.286     5.144         184
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     7.529          19
      12/31/2003   7.529    10.093          34
      12/31/2004  10.093    10.715          27
      12/31/2005  10.715    11.689          25
      12/31/2006  11.689    11.562          22
      12/31/2007  11.562    13.062          21
      12/31/2008  13.062     5.042          47
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     7.539           0
      12/31/2003   7.539    10.127           0
      12/31/2004  10.127    10.772           0
      12/31/2005  10.772    11.775           0
      12/31/2006  11.775    11.671           0
      12/31/2007  11.671    13.211           0
      12/31/2008  13.211     5.110           1
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     7.524           1
      12/31/2003   7.524    10.077           2
      12/31/2004  10.077    10.686           1
      12/31/2005  10.686    11.646           1
      12/31/2006  11.646    11.508           1
      12/31/2007  11.508    12.988           1
      12/31/2008  12.988     5.008           3
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.050           0
      12/31/2004  10.050    10.640           0
      12/31/2005  10.640    11.578           0
      12/31/2006  11.578    11.423           0
      12/31/2007  11.423    12.870           0
      12/31/2008  12.870     4.955           3
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.050           0
      12/31/2004  10.050    10.640           0
      12/31/2005  10.640    11.578           0
      12/31/2006  11.578    11.423           0
      12/31/2007  11.423    12.870           0
      12/31/2008  12.870     4.955           1

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.075           1
      12/31/2004  10.075    10.683           1
      12/31/2005  10.683    11.642           1
      12/31/2006  11.642    11.503           1
      12/31/2007  11.503    12.980           3
      12/31/2008  12.980     5.005           6
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.033           1
      12/31/2004  10.033    10.612           3
      12/31/2005  10.612    11.535           3
      12/31/2006  11.535    11.369           4
      12/31/2007  11.369    12.798           5
      12/31/2008  12.798     4.922           7
AZL Columbia Mid Cap Value Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.071           4
      12/31/2007  10.071    10.303          11
      12/31/2008  10.303     4.857          14
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.050           0
      12/31/2007  10.050    10.252           7
      12/31/2008  10.252     4.818           9
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.064           0
      12/31/2007  10.064    10.286           0
      12/31/2008  10.286     4.844           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.044           0
      12/31/2007  10.044    10.234           0
      12/31/2008  10.234     4.805           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.033           0
      12/31/2007  10.033    10.207           0
      12/31/2008  10.207     4.785           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.033           0
      12/31/2007  10.033    10.207           0
      12/31/2008  10.207     4.785           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.043           0
      12/31/2007  10.043    10.233           0
      12/31/2008  10.233     4.804           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.026           1
      12/31/2007  10.026    10.190           0
      12/31/2008  10.190     4.772           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

AZL Columbia Small Cap Value Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    12.050           8
      12/31/2005  12.050    12.275          20
      12/31/2006  12.275    13.715          25
      12/31/2007  13.715    12.398          23
      12/31/2008  12.398     8.295          15
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    12.026           2
      12/31/2005  12.026    12.214           2
      12/31/2006  12.214    13.606           4
      12/31/2007  13.606    12.263           3
      12/31/2008  12.263     8.180           3
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    12.042           0
      12/31/2005  12.042    12.255           0
      12/31/2006  12.255    13.679           0
      12/31/2007  13.679    12.353           0
      12/31/2008  12.353     8.256           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    12.018           0
      12/31/2005  12.018    12.194           0
      12/31/2006  12.194    13.570           0
      12/31/2007  13.570    12.218           0
      12/31/2008  12.218     8.141           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    12.005           0
      12/31/2005  12.005    12.161           0
      12/31/2006  12.161    13.512           0
      12/31/2007  13.512    12.146           0
      12/31/2008  12.146     8.081           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    12.005           0
      12/31/2005  12.005    12.161           0
      12/31/2006  12.161    13.512           0
      12/31/2007  13.512    12.146           0
      12/31/2008  12.146     8.081           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    12.017           1
      12/31/2005  12.017    12.192           1
      12/31/2006  12.192    13.566           1
      12/31/2007  13.566    12.213           1
      12/31/2008  12.213     8.138           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.997           2
      12/31/2005  11.997    12.141           2
      12/31/2006  12.141    13.476           1
      12/31/2007  13.476    12.101           1
      12/31/2008  12.101     8.043           1
AZL Columbia Technology Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.744         149
      12/31/2002  10.744     6.231         181
      12/31/2003   6.231     8.715         146
      12/31/2004   8.715     8.214          88
      12/31/2005   8.214     8.150          58
      12/31/2006   8.150     8.235          48
      12/31/2007   8.235     9.958          67
      12/31/2008   9.958     4.843          53
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.739           0
      12/31/2002  10.739     6.210           5
      12/31/2003   6.210     8.658          15
      12/31/2004   8.658     8.136          12
      12/31/2005   8.136     8.049          10
      12/31/2006   8.049     8.108          10
      12/31/2007   8.108     9.776          19
      12/31/2008   9.776     4.740           9

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.742           0
      12/31/2002  10.742     6.224           2
      12/31/2003   6.224     8.696           2
      12/31/2004   8.696     8.188           0
      12/31/2005   8.188     8.116           0
      12/31/2006   8.116     8.193           0
      12/31/2007   8.193     9.897           0
      12/31/2008   9.897     4.808           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.737           0
      12/31/2002  10.737     6.202           4
      12/31/2003   6.202     8.640           4
      12/31/2004   8.640     8.111           4
      12/31/2005   8.111     8.015           4
      12/31/2006   8.015     8.067           2
      12/31/2007   8.067     9.716           2
      12/31/2008   9.716     4.706           4
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.610           0
      12/31/2004   8.610     8.070           1
      12/31/2005   8.070     7.962           0
      12/31/2006   7.962     8.000           0
      12/31/2007   8.000     9.620           0
      12/31/2008   9.620     4.653           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.610           0
      12/31/2004   8.610     8.070           0
      12/31/2005   8.070     7.962           0
      12/31/2006   7.962     8.000           0
      12/31/2007   8.000     9.620           0
      12/31/2008   9.620     4.653           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.638           0
      12/31/2004   8.638     8.108           1
      12/31/2005   8.108     8.012           0
      12/31/2006   8.012     8.063           1
      12/31/2007   8.063     9.710           3
      12/31/2008   9.710     4.703           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.591           2
      12/31/2004   8.591     8.044           2
      12/31/2005   8.044     7.929           2
      12/31/2006   7.929     7.959           2
      12/31/2007   7.959     9.561           3
      12/31/2008   9.561     4.619           2
AZL Davis NY Venture Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.441          80
      12/31/2002  10.441     7.800         192
      12/31/2003   7.800     9.946         210
      12/31/2004   9.946    10.833         259
      12/31/2005  10.833    11.706         311
      12/31/2006  11.706    13.138         334
      12/31/2007  13.138    13.480         319
      12/31/2008  13.480     7.901         440
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.436           0
      12/31/2002  10.436     7.773           7
      12/31/2003   7.773     9.881          19
      12/31/2004   9.881    10.730          20
      12/31/2005  10.730    11.561          37
      12/31/2006  11.561    12.936          45
      12/31/2007  12.936    13.233          59
      12/31/2008  13.233     7.733          97
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.440           0
      12/31/2002  10.440     7.791           2
      12/31/2003   7.791     9.924           2
      12/31/2004   9.924    10.798           2
      12/31/2005  10.798    11.658           2
      12/31/2006  11.658    13.070           2
      12/31/2007  13.070    13.397           0
      12/31/2008  13.397     7.845           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.435           0
      12/31/2002  10.435     7.764          10
      12/31/2003   7.764     9.860           9
      12/31/2004   9.860    10.696          11
      12/31/2005  10.696    11.513          11
      12/31/2006  11.513    12.870          11
      12/31/2007  12.870    13.151          11
      12/31/2008  13.151     7.678          25

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.826           1
      12/31/2004   9.826    10.642           7
      12/31/2005  10.642    11.437           7
      12/31/2006  11.437    12.764           2
      12/31/2007  12.764    13.022           2
      12/31/2008  13.022     7.590           6
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.826           0
      12/31/2004   9.826    10.642           0
      12/31/2005  10.642    11.437           0
      12/31/2006  11.437    12.764           0
      12/31/2007  12.764    13.022           0
      12/31/2008  13.022     7.590           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.858           0
      12/31/2004   9.858    10.693           1
      12/31/2005  10.693    11.508           1
      12/31/2006  11.508    12.863           1
      12/31/2007  12.863    13.143           6
      12/31/2008  13.143     7.672           7
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.805           2
      12/31/2004   9.805    10.609           3
      12/31/2005  10.609    11.389           3
      12/31/2006  11.389    12.698           5
      12/31/2007  12.698    12.942           6
      12/31/2008  12.942     7.536          13
AZL Dreyfus Equity Growth Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.525          51
      12/31/2002  10.525     7.185         117
      12/31/2003   7.185     8.796         152
      12/31/2004   8.796     9.334         108
      12/31/2005   9.334     9.616          91
      12/31/2006   9.616    10.699          91
      12/31/2007  10.699    11.462         217
      12/31/2008  11.462     6.591         116
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.520           0
      12/31/2002  10.520     7.160          35
      12/31/2003   7.160     8.739          63
      12/31/2004   8.739     9.246          66
      12/31/2005   9.246     9.496          54
      12/31/2006   9.496    10.534          50
      12/31/2007  10.534    11.252         103
      12/31/2008  11.252     6.451          98
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.523           0
      12/31/2002  10.523     7.177           0
      12/31/2003   7.177     8.777           0
      12/31/2004   8.777     9.304           0
      12/31/2005   9.304     9.576           0
      12/31/2006   9.576    10.644           0
      12/31/2007  10.644    11.392           0
      12/31/2008  11.392     6.544           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.518           0
      12/31/2002  10.518     7.152           6
      12/31/2003   7.152     8.720           6
      12/31/2004   8.720     9.217           6
      12/31/2005   9.217     9.457           7
      12/31/2006   9.457    10.480           6
      12/31/2007  10.480    11.183          16
      12/31/2008  11.183     6.405          15
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.690           0
      12/31/2004   8.690     9.170          11
      12/31/2005   9.170     9.394          11
      12/31/2006   9.394    10.394           6
      12/31/2007  10.394    11.073           9
      12/31/2008  11.073     6.332           8
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.690           0
      12/31/2004   8.690     9.170           0
      12/31/2005   9.170     9.394           0
      12/31/2006   9.394    10.394           0
      12/31/2007  10.394    11.073           0
      12/31/2008  11.073     6.332           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.718           2
      12/31/2004   8.718     9.214           3
      12/31/2005   9.214     9.453           4
      12/31/2006   9.453    10.475           3
      12/31/2007  10.475    11.176           8
      12/31/2008  11.176     6.400           7
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.671           2
      12/31/2004   8.671     9.141           2
      12/31/2005   9.141     9.355           3
      12/31/2006   9.355    10.341           2
      12/31/2007  10.341    11.005           8
      12/31/2008  11.005     6.287           7
AZL First Trust Target Double Play Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.599           9
      12/31/2008  10.599     4.839           3
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.567           2
      12/31/2008  10.567     4.810           2
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.588           0
      12/31/2008  10.588     4.829           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.556           0
      12/31/2008  10.556     4.800           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.539           0
      12/31/2008  10.539     4.785           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.539           0
      12/31/2008  10.539     4.785           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.555           0
      12/31/2008  10.555     4.799           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.529           0
      12/31/2008  10.529     4.775           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

AZL Franklin Small Cap Value Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.710          26
      12/31/2004  12.710    15.413          58
      12/31/2005  15.413    16.254          94
      12/31/2006  16.254    18.483         105
      12/31/2007  18.483    17.412          84
      12/31/2008  17.412    11.368          79
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.684           1
      12/31/2004  12.684    15.336           4
      12/31/2005  15.336    16.124          12
      12/31/2006  16.124    18.280          20
      12/31/2007  18.280    17.170          16
      12/31/2008  17.170    11.176          18
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.701           0
      12/31/2004  12.701    15.388           0
      12/31/2005  15.388    16.211           0
      12/31/2006  16.211    18.415           1
      12/31/2007  18.415    17.331           1
      12/31/2008  17.331    11.303           1
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.676           0
      12/31/2004  12.676    15.311           0
      12/31/2005  15.311    16.081           0
      12/31/2006  16.081    18.213           0
      12/31/2007  18.213    17.089           2
      12/31/2008  17.089    11.112           3
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.662           1
      12/31/2004  12.662    15.270           0
      12/31/2005  15.270    16.013           0
      12/31/2006  16.013    18.107           0
      12/31/2007  18.107    16.962           1
      12/31/2008  16.962    11.012           1
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.662           0
      12/31/2004  12.662    15.270           0
      12/31/2005  15.270    16.013           0
      12/31/2006  16.013    18.107           0
      12/31/2007  18.107    16.962           0
      12/31/2008  16.962    11.012           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.675           1
      12/31/2004  12.675    15.308           3
      12/31/2005  15.308    16.077           3
      12/31/2006  16.077    18.207           4
      12/31/2007  18.207    17.081           3
      12/31/2008  17.081    11.106           3
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.654           0
      12/31/2004  12.654    15.244           2
      12/31/2005  15.244    15.970           3
      12/31/2006  15.970    18.041           4
      12/31/2007  18.041    16.883           4
      12/31/2008  16.883    10.950           3
AZL Fusion Balanced Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.623         152
      12/31/2006  10.623    11.460          98
      12/31/2007  11.460    12.092         155
      12/31/2008  12.092     8.644         173
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.602           0
      12/31/2006  10.602    11.402           1
      12/31/2007  11.402    11.996           3
      12/31/2008  11.996     8.549          43

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.616           0
      12/31/2006  10.616    11.440           0
      12/31/2007  11.440    12.060           0
      12/31/2008  12.060     8.612           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.595           0
      12/31/2006  10.595    11.383           0
      12/31/2007  11.383    11.964           0
      12/31/2008  11.964     8.517           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.583           0
      12/31/2006  10.583    11.353           0
      12/31/2007  11.353    11.913           0
      12/31/2008  11.913     8.467           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.583           0
      12/31/2006  10.583    11.353           0
      12/31/2007  11.353    11.913           0
      12/31/2008  11.913     8.467           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.594          12
      12/31/2006  10.594    11.381           3
      12/31/2007  11.381    11.960           3
      12/31/2008  11.960     8.514           3
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.576           1
      12/31/2006  10.576    11.334           1
      12/31/2007  11.334    11.881           2
      12/31/2008  11.881     8.436           5
AZL Fusion Growth Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.098          28
      12/31/2006  11.098    12.269          51
      12/31/2007  12.269    12.782          57
      12/31/2008  12.782     7.689          41
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.076          17
      12/31/2006  11.076    12.208          15
      12/31/2007  12.208    12.680          19
      12/31/2008  12.680     7.605          21
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.091           0
      12/31/2006  11.091    12.249           0
      12/31/2007  12.249    12.748           0
      12/31/2008  12.748     7.661           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.069           1
      12/31/2006  11.069    12.188           1
      12/31/2007  12.188    12.646           2
      12/31/2008  12.646     7.577           2

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.057           2
      12/31/2006  11.057    12.155           0
      12/31/2007  12.155    12.592           0
      12/31/2008  12.592     7.533           1
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.057           0
      12/31/2006  11.057    12.155           0
      12/31/2007  12.155    12.592           0
      12/31/2008  12.592     7.533           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.068          15
      12/31/2006  11.068    12.186          20
      12/31/2007  12.186    12.643          22
      12/31/2008  12.643     7.574          20
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.049           7
      12/31/2006  11.049    12.135           7
      12/31/2007  12.135    12.559           7
      12/31/2008  12.559     7.505           4
AZL Fusion Moderate Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.801         151
      12/31/2006  10.801    11.782          99
      12/31/2007  11.782    12.366          89
      12/31/2008  12.366     8.192         165
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.780           4
      12/31/2006  10.780    11.723           6
      12/31/2007  11.723    12.267           9
      12/31/2008  12.267     8.102          10
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.794           0
      12/31/2006  10.794    11.762           0
      12/31/2007  11.762    12.333           0
      12/31/2008  12.333     8.162           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.772           0
      12/31/2006  10.772    11.704           3
      12/31/2007  11.704    12.235           4
      12/31/2008  12.235     8.073           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.761           0
      12/31/2006  10.761    11.672           1
      12/31/2007  11.672    12.182           1
      12/31/2008  12.182     8.025           2
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.761           0
      12/31/2006  10.761    11.672           0
      12/31/2007  11.672    12.182           0
      12/31/2008  12.182     8.025           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.772           3
      12/31/2006  10.772    11.702           5
      12/31/2007  11.702    12.231           6
      12/31/2008  12.231     8.070           7
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.754           3
      12/31/2006  10.754    11.653           8
      12/31/2007  11.653    12.150           8
      12/31/2008  12.150     7.996           6
AZL Jennison 20/20 Focus Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    12.238          80
      12/31/2006  12.238    13.600          95
      12/31/2007  13.600    14.835          89
      12/31/2008  14.835     8.753         116
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    12.214          19
      12/31/2006  12.214    13.532          27
      12/31/2007  13.532    14.717          28
      12/31/2008  14.717     8.657          91
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    12.230           0
      12/31/2006  12.230    13.577           0
      12/31/2007  13.577    14.796           0
      12/31/2008  14.796     8.721           1
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    12.206           1
      12/31/2006  12.206    13.509           0
      12/31/2007  13.509    14.677           0
      12/31/2008  14.677     8.626           4
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    12.193           0
      12/31/2006  12.193    13.473           0
      12/31/2007  13.473    14.615           0
      12/31/2008  14.615     8.575           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    12.193           0
      12/31/2006  12.193    13.473           0
      12/31/2007  13.473    14.615           0
      12/31/2008  14.615     8.575           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    12.205           1
      12/31/2006  12.205    13.507           1
      12/31/2007  13.507    14.674           1
      12/31/2008  14.674     8.622           3
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    12.184           2
      12/31/2006  12.184    13.451           2
      12/31/2007  13.451    14.576           2
      12/31/2008  14.576     8.544           5

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

AZL JPMorgan Large Cap Equity Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.139          43
      12/31/2002  10.139     8.103          73
      12/31/2003   8.103    10.049          86
      12/31/2004  10.049    11.401          82
      12/31/2005  11.401    11.936         211
      12/31/2006  11.936    12.549         210
      12/31/2007  12.549    11.597         219
      12/31/2008  11.597     5.154         149
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.134           0
      12/31/2002  10.134     8.075           7
      12/31/2003   8.075     9.984          11
      12/31/2004   9.984    11.293          12
      12/31/2005  11.293    11.788          17
      12/31/2006  11.788    12.356          16
      12/31/2007  12.356    11.385          13
      12/31/2008  11.385     5.044           7
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.137           0
      12/31/2002  10.137     8.093           0
      12/31/2003   8.093    10.028           0
      12/31/2004  10.028    11.365           0
      12/31/2005  11.365    11.887           0
      12/31/2006  11.887    12.485           0
      12/31/2007  12.485    11.526           0
      12/31/2008  11.526     5.117           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.132           0
      12/31/2002  10.132     8.065           8
      12/31/2003   8.065     9.963           7
      12/31/2004   9.963    11.257           6
      12/31/2005  11.257    11.739           6
      12/31/2006  11.739    12.293           5
      12/31/2007  12.293    11.315           5
      12/31/2008  11.315     5.008           4
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.928           0
      12/31/2004   9.928    11.200           0
      12/31/2005  11.200    11.661           0
      12/31/2006  11.661    12.192           0
      12/31/2007  12.192    11.204           0
      12/31/2008  11.204     4.951           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.928           0
      12/31/2004   9.928    11.200           0
      12/31/2005  11.200    11.661           0
      12/31/2006  11.661    12.192           0
      12/31/2007  12.192    11.204           0
      12/31/2008  11.204     4.951           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.961           1
      12/31/2004   9.961    11.254           2
      12/31/2005  11.254    11.734           4
      12/31/2006  11.734    12.286           3
      12/31/2007  12.286    11.308           2
      12/31/2008  11.308     5.004           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.907           1
      12/31/2004   9.907    11.165           2
      12/31/2005  11.165    11.613           4
      12/31/2006  11.613    12.129           5
      12/31/2007  12.129    11.135           3
      12/31/2008  11.135     4.916           4
AZL JPMorgan U.S. Equity Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.752          23
      12/31/2005  10.752    11.171          23
      12/31/2006  11.171    12.612          45
      12/31/2007  12.612    12.897          29
      12/31/2008  12.897     7.791          29
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.731           0
      12/31/2005  10.731    11.115           0
      12/31/2006  11.115    12.512           4
      12/31/2007  12.512    12.755           5
      12/31/2008  12.755     7.682           3

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.745           0
      12/31/2005  10.745    11.153           0
      12/31/2006  11.153    12.579           0
      12/31/2007  12.579    12.849           0
      12/31/2008  12.849     7.755           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.723           0
      12/31/2005  10.723    11.097           0
      12/31/2006  11.097    12.479           0
      12/31/2007  12.479    12.709           0
      12/31/2008  12.709     7.647           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.712           3
      12/31/2005  10.712    11.067           3
      12/31/2006  11.067    12.426           3
      12/31/2007  12.426    12.634           3
      12/31/2008  12.634     7.590           3
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.712           0
      12/31/2005  10.712    11.067           0
      12/31/2006  11.067    12.426           0
      12/31/2007  12.426    12.634           0
      12/31/2008  12.634     7.590           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.723           1
      12/31/2005  10.723    11.095           2
      12/31/2006  11.095    12.475           2
      12/31/2007  12.475    12.704           2
      12/31/2008  12.704     7.643           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.705           2
      12/31/2005  10.705    11.049           3
      12/31/2006  11.049    12.392           3
      12/31/2007  12.392    12.588           3
      12/31/2008  12.588     7.554           3
AZL Money Market Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.561         659
      12/31/2002  10.561    10.493        1886
      12/31/2003  10.493    10.373        1173
      12/31/2004  10.373    10.288         955
      12/31/2005  10.288    10.397        1424
      12/31/2006  10.397    10.699        1422
      12/31/2007  10.699    11.046        1576
      12/31/2008  11.046    11.148        1588
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.501           1
      12/31/2002  10.501    10.401         117
      12/31/2003  10.401    10.252          82
      12/31/2004  10.252    10.138          66
      12/31/2005  10.138    10.214          69
      12/31/2006  10.214    10.479         414
      12/31/2007  10.479    10.787         284
      12/31/2008  10.787    10.854         237
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.541           0
      12/31/2002  10.541    10.462           0
      12/31/2003  10.462    10.333           0
      12/31/2004  10.333    10.238           0
      12/31/2005  10.238    10.336           1
      12/31/2006  10.336    10.625           1
      12/31/2007  10.625    10.959           1
      12/31/2008  10.959    11.049           1
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.481           1
      12/31/2002  10.481    10.371          26
      12/31/2003  10.371    10.212          50
      12/31/2004  10.212    10.088          43
      12/31/2005  10.088    10.154          54
      12/31/2006  10.154    10.407          50
      12/31/2007  10.407    10.701          59
      12/31/2008  10.701    10.757          50

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.148           0
      12/31/2004  10.148    10.009           0
      12/31/2005  10.009    10.058           2
      12/31/2006  10.058    10.292           2
      12/31/2007  10.292    10.567           0
      12/31/2008  10.567    10.605           4
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.148           0
      12/31/2004  10.148    10.009           0
      12/31/2005  10.009    10.058           0
      12/31/2006  10.058    10.292           0
      12/31/2007  10.292    10.567           0
      12/31/2008  10.567    10.605           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.208           2
      12/31/2004  10.208    10.083           6
      12/31/2005  10.083    10.148          11
      12/31/2006  10.148    10.400          61
      12/31/2007  10.400    10.693           9
      12/31/2008  10.693    10.748          59
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.108           4
      12/31/2004  10.108     9.960           6
      12/31/2005   9.960     9.999           7
      12/31/2006   9.999    10.222           6
      12/31/2007  10.222    10.483           4
      12/31/2008  10.483    10.510           9
AZL NACM International Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.465           5
      12/31/2008   9.465     5.137           1
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.446           7
      12/31/2008   9.446     5.111           7
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.459           0
      12/31/2008   9.459     5.128           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.440           0
      12/31/2008   9.440     5.103           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.430           0
      12/31/2008   9.430     5.089           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.430           0
      12/31/2008   9.430     5.089           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.439           0
      12/31/2008   9.439     5.102           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.424           0
      12/31/2008   9.424     5.081           0
AZL OCC Opportunity Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     8.009           8
      12/31/2003   8.009    12.786          89
      12/31/2004  12.786    13.574          39
      12/31/2005  13.574    14.053          24
      12/31/2006  14.053    15.463          28
      12/31/2007  15.463    16.587          29
      12/31/2008  16.587     8.635          13
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     7.993           1
      12/31/2003   7.993    12.722          18
      12/31/2004  12.722    13.466          19
      12/31/2005  13.466    13.899          21
      12/31/2006  13.899    15.248          22
      12/31/2007  15.248    16.307          22
      12/31/2008  16.307     8.464          22
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     8.004           0
      12/31/2003   8.004    12.765           0
      12/31/2004  12.765    13.538           0
      12/31/2005  13.538    14.002           0
      12/31/2006  14.002    15.391           0
      12/31/2007  15.391    16.493           0
      12/31/2008  16.493     8.578           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     7.988           0
      12/31/2003   7.988    12.701           1
      12/31/2004  12.701    13.430           1
      12/31/2005  13.430    13.849           1
      12/31/2006  13.849    15.177           1
      12/31/2007  15.177    16.215           1
      12/31/2008  16.215     8.408           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.667           1
      12/31/2004  12.667    13.373           2
      12/31/2005  13.373    13.767           2
      12/31/2006  13.767    15.064           2
      12/31/2007  15.064    16.068           2
      12/31/2008  16.068     8.319           1
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.667           0
      12/31/2004  12.667    13.373           0
      12/31/2005  13.373    13.767           0
      12/31/2006  13.767    15.064           0
      12/31/2007  15.064    16.068           0
      12/31/2008  16.068     8.319           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.699           2
      12/31/2004  12.699    13.426           4
      12/31/2005  13.426    13.843           5
      12/31/2006  13.843    15.170           5
      12/31/2007  15.170    16.205           5
      12/31/2008  16.205     8.402           4
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.646           2
      12/31/2004  12.646    13.337           5
      12/31/2005  13.337    13.717           5
      12/31/2006  13.717    14.994           5
      12/31/2007  14.994    15.977           6
      12/31/2008  15.977     8.263           5

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

AZL Oppenheimer Global Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.465          27
      12/31/2005  11.465    12.721          68
      12/31/2006  12.721    14.576          83
      12/31/2007  14.576    15.185          76
      12/31/2008  15.185     8.819          71
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.442           1
      12/31/2005  11.442    12.658           1
      12/31/2006  12.658    14.459           9
      12/31/2007  14.459    15.019          11
      12/31/2008  15.019     8.696           8
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.457           0
      12/31/2005  11.457    12.700           0
      12/31/2006  12.700    14.537           0
      12/31/2007  14.537    15.130           0
      12/31/2008  15.130     8.778           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.434           0
      12/31/2005  11.434    12.637           0
      12/31/2006  12.637    14.421           0
      12/31/2007  14.421    14.964           0
      12/31/2008  14.964     8.655           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.422           0
      12/31/2005  11.422    12.603           0
      12/31/2006  12.603    14.360           0
      12/31/2007  14.360    14.876           0
      12/31/2008  14.876     8.591           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.422           0
      12/31/2005  11.422    12.603           0
      12/31/2006  12.603    14.360           0
      12/31/2007  14.360    14.876           0
      12/31/2008  14.876     8.591           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.433           1
      12/31/2005  11.433    12.635           2
      12/31/2006  12.635    14.417           2
      12/31/2007  14.417    14.958           2
      12/31/2008  14.958     8.651           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.414           1
      12/31/2005  11.414    12.582           2
      12/31/2006  12.582    14.321           2
      12/31/2007  14.321    14.822           2
      12/31/2008  14.822     8.551           2
AZL Oppenheimer International Growth Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.225          12
      12/31/2002  10.225     8.674           8
      12/31/2003   8.674    11.432          11
      12/31/2004  11.432    12.894          23
      12/31/2005  12.894    14.504          40
      12/31/2006  14.504    18.432          75
      12/31/2007  18.432    20.390          88
      12/31/2008  20.390    11.220          69
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.220           0
      12/31/2002  10.220     8.644           0
      12/31/2003   8.644    11.358           1
      12/31/2004  11.358    12.772           2
      12/31/2005  12.772    14.324           2
      12/31/2006  14.324    18.149           9
      12/31/2007  18.149    20.016          12
      12/31/2008  20.016    10.981           9

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.224           0
      12/31/2002  10.224     8.664           0
      12/31/2003   8.664    11.407           0
      12/31/2004  11.407    12.853           0
      12/31/2005  12.853    14.444           0
      12/31/2006  14.444    18.337           0
      12/31/2007  18.337    20.265           0
      12/31/2008  20.265    11.140           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.219           0
      12/31/2002  10.219     8.634           0
      12/31/2003   8.634    11.333           0
      12/31/2004  11.333    12.731           0
      12/31/2005  12.731    14.265           0
      12/31/2006  14.265    18.056           2
      12/31/2007  18.056    19.893           1
      12/31/2008  19.893    10.903           2
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    11.294           0
      12/31/2004  11.294    12.667           0
      12/31/2005  12.667    14.170           1
      12/31/2006  14.170    17.907           1
      12/31/2007  17.907    19.698           1
      12/31/2008  19.698    10.779           1
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    11.294           0
      12/31/2004  11.294    12.667           0
      12/31/2005  12.667    14.170           0
      12/31/2006  14.170    17.907           0
      12/31/2007  17.907    19.698           0
      12/31/2008  19.698    10.779           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    11.331           0
      12/31/2004  11.331    12.727           1
      12/31/2005  12.727    14.259           2
      12/31/2006  14.259    18.046           2
      12/31/2007  18.046    19.881           2
      12/31/2008  19.881    10.895           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    11.270           0
      12/31/2004  11.270    12.627           1
      12/31/2005  12.627    14.111           3
      12/31/2006  14.111    17.815           6
      12/31/2007  17.815    19.577           7
      12/31/2008  19.577    10.702           6
AZL PIMCO Fundamental IndexPLUS Total Return Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.075           8
      12/31/2007  11.075    11.637           6
      12/31/2008  11.637     6.780          21
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.052           0
      12/31/2007  11.052    11.578           0
      12/31/2008  11.578     6.726           7
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.067           0
      12/31/2007  11.067    11.617           0
      12/31/2008  11.617     6.762           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.045           0
      12/31/2007  11.045    11.559           0
      12/31/2008  11.559     6.708           1

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.033           0
      12/31/2007  11.033    11.528           0
      12/31/2008  11.528     6.679           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.033           0
      12/31/2007  11.033    11.528           0
      12/31/2008  11.528     6.679           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.044           0
      12/31/2007  11.044    11.557           0
      12/31/2008  11.557     6.706           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.026           0
      12/31/2007  11.026    11.509           0
      12/31/2008  11.509     6.661           0
AZL S&P 500 Index Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.891           7
      12/31/2008   9.891     6.094         587
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.871           3
      12/31/2008   9.871     6.064          95
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.884           0
      12/31/2008   9.884     6.084           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.864           0
      12/31/2008   9.864     6.054          18
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     8.138           0
      12/31/2008   8.138     4.986           5
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     8.138           0
      12/31/2008   8.138     4.986           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     8.158           0
      12/31/2008   8.158     5.006           9
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     8.125           0
      12/31/2008   8.125     4.973           7
AZL Schroder Emerging Markets Equity Fund - Class 1
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    13.646           9
      12/31/2008  13.646     6.478        1308
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    13.618           1
      12/31/2008  13.618     6.445          43
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    13.637           0
      12/31/2008  13.637     6.467           1
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    13.609           0
      12/31/2008  13.609     6.434           7
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    13.595           0
      12/31/2008  13.595     6.417           1
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    13.595           0
      12/31/2008  13.595     6.417           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    13.608           1
      12/31/2008  13.608     6.433           4
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    13.585           1
      12/31/2008  13.585     6.406           7

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

AZL Schroder Emerging Markets Equity Fund - Class 2
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.465          15
      12/31/2007  10.465    13.435          52
      12/31/2008  13.435     6.368          36
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.444           1
      12/31/2007  10.444    13.368           5
      12/31/2008  13.368     6.317           3
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.458           0
      12/31/2007  10.458    13.413           0
      12/31/2008  13.413     6.351           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.437           0
      12/31/2007  10.437    13.345           0
      12/31/2008  13.345     6.300           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.426           0
      12/31/2007  10.426    13.310           0
      12/31/2008  13.310     6.273           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.426           0
      12/31/2007  10.426    13.310           0
      12/31/2008  13.310     6.273           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.436           0
      12/31/2007  10.436    13.343           3
      12/31/2008  13.343     6.299           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.419           1
      12/31/2007  10.419    13.287           2
      12/31/2008  13.287     6.257           2
AZL Schroder International Small Cap Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.237           2
      12/31/2008   9.237     4.953           2
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.219           1
      12/31/2008   9.219     4.928           2

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.231           0
      12/31/2008   9.231     4.944           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.212           0
      12/31/2008   9.212     4.920           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.202           0
      12/31/2008   9.202     4.906           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.202           0
      12/31/2008   9.202     4.906           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.212           0
      12/31/2008   9.212     4.919           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.196           0
      12/31/2008   9.196     4.898           0
AZL Small Cap Stock Index Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.324           1
      12/31/2008   9.324     6.343         106
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.305           0
      12/31/2008   9.305     6.311          56
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.317           0
      12/31/2008   9.317     6.332           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.299           0
      12/31/2008   9.299     6.301           5

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.289           0
      12/31/2008   9.289     6.284           2
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.289           0
      12/31/2008   9.289     6.284           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.298           0
      12/31/2008   9.298     6.300          11
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.282           0
      12/31/2008   9.282     6.273           9
AZL TargetPLUS Balanced Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.110          13
      12/31/2008  10.110     7.530          31
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.090           0
      12/31/2008  10.090     7.492           1
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.104           0
      12/31/2008  10.104     7.517           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.083           0
      12/31/2008  10.083     7.480           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.072           0
      12/31/2008  10.072     7.460           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.072           0
      12/31/2008  10.072     7.460           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.083           0
      12/31/2008  10.083     7.478           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.066           0
      12/31/2008  10.066     7.447           0
AZL TargetPLUS Equity Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.515           4
      12/31/2008  10.515     5.332          25
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.483           3
      12/31/2008  10.483     5.300           1
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.504           0
      12/31/2008  10.504     5.321           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.472           0
      12/31/2008  10.472     5.289           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.455           0
      12/31/2008  10.455     5.272           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.455           0
      12/31/2008  10.455     5.272           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.471           1
      12/31/2008  10.471     5.288           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.919           0
      12/31/2007   9.919    10.445           0
      12/31/2008  10.445     5.262           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

AZL TargetPLUS Growth Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.933           0
      12/31/2008   9.933     5.933           1
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.913           0
      12/31/2008   9.913     5.903           0
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.927           0
      12/31/2008   9.927     5.923           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.907           0
      12/31/2008   9.907     5.893           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.896           0
      12/31/2008   9.896     5.877           3
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.896           0
      12/31/2008   9.896     5.877           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.906           0
      12/31/2008   9.906     5.892           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.889           0
      12/31/2008   9.889     5.867           0
AZL TargetPLUS Moderate Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.074           0
      12/31/2008  10.074     6.712          11
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.053           0
      12/31/2008  10.053     6.678           7

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.067           0
      12/31/2008  10.067     6.700           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.047           0
      12/31/2008  10.047     6.667           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.036           0
      12/31/2008  10.036     6.649           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.036           0
      12/31/2008  10.036     6.649           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.046           1
      12/31/2008  10.046     6.666           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    10.029           0
      12/31/2008  10.029     6.638           0
AZL Turner Quantitative Small Cap Growth Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.118          10
      12/31/2006  11.118    12.193           7
      12/31/2007  12.193    12.741          17
      12/31/2008  12.741     7.111           4
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.096           1
      12/31/2006  11.096    12.132           3
      12/31/2007  12.132    12.639           0
      12/31/2008  12.639     7.033           0
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.111           0
      12/31/2006  11.111    12.173           0
      12/31/2007  12.173    12.707           0
      12/31/2008  12.707     7.085           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.088           0
      12/31/2006  11.088    12.112           0
      12/31/2007  12.112    12.606           0
      12/31/2008  12.606     7.007           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.077           0
      12/31/2006  11.077    12.080           0
      12/31/2007  12.080    12.552           0
      12/31/2008  12.552     6.966           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.077           0
      12/31/2006  11.077    12.080           0
      12/31/2007  12.080    12.552           0
      12/31/2008  12.552     6.966           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.088           0
      12/31/2006  11.088    12.110           1
      12/31/2007  12.110    12.602           1
      12/31/2008  12.602     7.005           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.069           0
      12/31/2006  11.069    12.060           1
      12/31/2007  12.060    12.518           2
      12/31/2008  12.518     6.940           0
AZL Van Kampen Comstock Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.343         254
      12/31/2002   9.343     7.376         470
      12/31/2003   7.376     9.485         524
      12/31/2004   9.485    10.944         534
      12/31/2005  10.944    11.206         475
      12/31/2006  11.206    12.781         430
      12/31/2007  12.781    12.312         445
      12/31/2008  12.312     7.740         326
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.325           0
      12/31/2002   9.325     7.339         122
      12/31/2003   7.339     9.410         186
      12/31/2004   9.410    10.824         199
      12/31/2005  10.824    11.050         187
      12/31/2006  11.050    12.565         190
      12/31/2007  12.565    12.067         183
      12/31/2008  12.067     7.564         134
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.337           0
      12/31/2002   9.337     7.363           1
      12/31/2003   7.363     9.460           1
      12/31/2004   9.460    10.904           0
      12/31/2005  10.904    11.154           0
      12/31/2006  11.154    12.709           0
      12/31/2007  12.709    12.230           0
      12/31/2008  12.230     7.681           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.318           0
      12/31/2002   9.318     7.327          38
      12/31/2003   7.327     9.384          36
      12/31/2004   9.384    10.784          32
      12/31/2005  10.784    10.998          31
      12/31/2006  10.998    12.494          21
      12/31/2007  12.494    11.987          12
      12/31/2008  11.987     7.506          15
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.344           6
      12/31/2004   9.344    10.721           5
      12/31/2005  10.721    10.916           5
      12/31/2006  10.916    12.382           5
      12/31/2007  12.382    11.860           7
      12/31/2008  11.860     7.414           6
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.344           0
      12/31/2004   9.344    10.721           0
      12/31/2005  10.721    10.916           0
      12/31/2006  10.916    12.382           0
      12/31/2007  12.382    11.860           0
      12/31/2008  11.860     7.414           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.382           2
      12/31/2004   9.382    10.781           3
      12/31/2005  10.781    10.993           4
      12/31/2006  10.993    12.487           4
      12/31/2007  12.487    11.979           6
      12/31/2008  11.979     7.500           5
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.320           2
      12/31/2004   9.320    10.682           4
      12/31/2005  10.682    10.866           6
      12/31/2006  10.866    12.312           6
      12/31/2007  12.312    11.781          11
      12/31/2008  11.781     7.358          10
AZL Van Kampen Equity and Income Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.803          22
      12/31/2005  10.803    11.363          49
      12/31/2006  11.363    12.597          77
      12/31/2007  12.597    12.790          79
      12/31/2008  12.790     9.586          65
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.782           3
      12/31/2005  10.782    11.306          13
      12/31/2006  11.306    12.496          25
      12/31/2007  12.496    12.650          28
      12/31/2008  12.650     9.453          27
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.796           0
      12/31/2005  10.796    11.344           0
      12/31/2006  11.344    12.563           0
      12/31/2007  12.563    12.743           0
      12/31/2008  12.743     9.541           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.774           0
      12/31/2005  10.774    11.287           0
      12/31/2006  11.287    12.463           2
      12/31/2007  12.463    12.603           2
      12/31/2008  12.603     9.409           3
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.763           3
      12/31/2005  10.763    11.257           3
      12/31/2006  11.257    12.410           3
      12/31/2007  12.410    12.529           0
      12/31/2008  12.529     9.338           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.763           0
      12/31/2005  10.763    11.257           0
      12/31/2006  11.257    12.410           0
      12/31/2007  12.410    12.529           0
      12/31/2008  12.529     9.338           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.774           0
      12/31/2005  10.774    11.285           1
      12/31/2006  11.285    12.460           2
      12/31/2007  12.460    12.599           1
      12/31/2008  12.599     9.404           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    10.756           3
      12/31/2005  10.756    11.238           5
      12/31/2006  11.238    12.377           4
      12/31/2007  12.377    12.483           4
      12/31/2008  12.483     9.295           3

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

AZL Van Kampen Global Franchise Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.267          17
      12/31/2004  12.267    13.560          48
      12/31/2005  13.560    14.916          56
      12/31/2006  14.916    17.819          76
      12/31/2007  17.819    19.278          68
      12/31/2008  19.278    13.567          51
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.242          11
      12/31/2004  12.242    13.492          18
      12/31/2005  13.492    14.797          25
      12/31/2006  14.797    17.624          32
      12/31/2007  17.624    19.010          18
      12/31/2008  19.010    13.338          19
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.259           0
      12/31/2004  12.259    13.537           0
      12/31/2005  13.537    14.876           0
      12/31/2006  14.876    17.754           0
      12/31/2007  17.754    19.188           0
      12/31/2008  19.188    13.490           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.234           0
      12/31/2004  12.234    13.470           0
      12/31/2005  13.470    14.757           0
      12/31/2006  14.757    17.560           1
      12/31/2007  17.560    18.921           0
      12/31/2008  18.921    13.263           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.221           0
      12/31/2004  12.221    13.434           2
      12/31/2005  13.434    14.694           2
      12/31/2006  14.694    17.457           2
      12/31/2007  17.457    18.780           0
      12/31/2008  18.780    13.143           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.221           0
      12/31/2004  12.221    13.434           0
      12/31/2005  13.434    14.694           0
      12/31/2006  14.694    17.457           0
      12/31/2007  17.457    18.780           0
      12/31/2008  18.780    13.143           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.233           0
      12/31/2004  12.233    13.467           1
      12/31/2005  13.467    14.753           2
      12/31/2006  14.753    17.553           2
      12/31/2007  17.553    18.912           1
      12/31/2008  18.912    13.255           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.213           0
      12/31/2004  12.213    13.411           2
      12/31/2005  13.411    14.655           4
      12/31/2006  14.655    17.393           4
      12/31/2007  17.393    18.692           4
      12/31/2008  18.692    13.068           4
AZL Van Kampen Global Real Estate Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    12.045           9
      12/31/2007  12.045    10.835          39
      12/31/2008  10.835     5.782          37
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    12.020           3
      12/31/2007  12.020    10.781           5
      12/31/2008  10.781     5.736           8

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    12.036           0
      12/31/2007  12.036    10.817           2
      12/31/2008  10.817     5.767           2
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    12.012           0
      12/31/2007  12.012    10.763           0
      12/31/2008  10.763     5.721           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.999           1
      12/31/2007  11.999    10.734           1
      12/31/2008  10.734     5.696           1
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.999           0
      12/31/2007  11.999    10.734           0
      12/31/2008  10.734     5.696           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    12.011           2
      12/31/2007  12.011    10.761           1
      12/31/2008  10.761     5.719           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    11.991           1
      12/31/2007  11.991    10.716           1
      12/31/2008  10.716     5.681           1
AZL Van Kampen Growth and Income Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.662         116
      12/31/2002   9.662     8.119         206
      12/31/2003   8.119    10.195         300
      12/31/2004  10.195    11.431         281
      12/31/2005  11.431    12.303         263
      12/31/2006  12.303    14.049         248
      12/31/2007  14.049    14.206         197
      12/31/2008  14.206     9.397         161
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.642           0
      12/31/2002   9.642     8.078         121
      12/31/2003   8.078    10.114         216
      12/31/2004  10.114    11.306         209
      12/31/2005  11.306    12.132         201
      12/31/2006  12.132    13.812         212
      12/31/2007  13.812    13.924         174
      12/31/2008  13.924     9.183         133
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.655           0
      12/31/2002   9.655     8.105           0
      12/31/2003   8.105    10.168           0
      12/31/2004  10.168    11.389           0
      12/31/2005  11.389    12.246           0
      12/31/2006  12.246    13.969           0
      12/31/2007  13.969    14.111           0
      12/31/2008  14.111     9.325           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.636           0
      12/31/2002   9.636     8.064           6
      12/31/2003   8.064    10.087           7
      12/31/2004  10.087    11.265           6
      12/31/2005  11.265    12.075           7
      12/31/2006  12.075    13.734           6
      12/31/2007  13.734    13.831           5
      12/31/2008  13.831     9.113           5

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.044           2
      12/31/2004  10.044    11.199           2
      12/31/2005  11.199    11.985           2
      12/31/2006  11.985    13.610           2
      12/31/2007  13.610    13.684           2
      12/31/2008  13.684     9.001           2
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.044           0
      12/31/2004  10.044    11.199           0
      12/31/2005  11.199    11.985           0
      12/31/2006  11.985    13.610           0
      12/31/2007  13.610    13.684           0
      12/31/2008  13.684     9.001           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.084           2
      12/31/2004  10.084    11.260           4
      12/31/2005  11.260    12.070           5
      12/31/2006  12.070    13.726           5
      12/31/2007  13.726    13.822           4
      12/31/2008  13.822     9.106           5
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.017           6
      12/31/2004  10.017    11.157           9
      12/31/2005  11.157    11.930           9
      12/31/2006  11.930    13.533           8
      12/31/2007  13.533    13.593           7
      12/31/2008  13.593     8.932           7
AZL Van Kampen Mid Cap Growth Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.514          58
      12/31/2002   9.514     7.101          81
      12/31/2003   7.101     8.985         115
      12/31/2004   8.985    10.731         127
      12/31/2005  10.731    12.428         141
      12/31/2006  12.428    13.372         139
      12/31/2007  13.372    16.096         189
      12/31/2008  16.096     8.163         167
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.495           0
      12/31/2002   9.495     7.065          17
      12/31/2003   7.065     8.913          25
      12/31/2004   8.913    10.614          27
      12/31/2005  10.614    12.255          44
      12/31/2006  12.255    13.146          40
      12/31/2007  13.146    15.777          69
      12/31/2008  15.777     7.978          45
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.508           0
      12/31/2002   9.508     7.089           1
      12/31/2003   7.089     8.961           1
      12/31/2004   8.961    10.692           1
      12/31/2005  10.692    12.370           0
      12/31/2006  12.370    13.296           0
      12/31/2007  13.296    15.989           0
      12/31/2008  15.989     8.101           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.489           0
      12/31/2002   9.489     7.054           1
      12/31/2003   7.054     8.890           2
      12/31/2004   8.890    10.575           2
      12/31/2005  10.575    12.198           3
      12/31/2006  12.198    13.072           4
      12/31/2007  13.072    15.672           3
      12/31/2008  15.672     7.917           3
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.852           1
      12/31/2004   8.852    10.513           9
      12/31/2005  10.513    12.107           7
      12/31/2006  12.107    12.954           2
      12/31/2007  12.954    15.505           3
      12/31/2008  15.505     7.820           2
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.852           0
      12/31/2004   8.852    10.513           0
      12/31/2005  10.513    12.107           0
      12/31/2006  12.107    12.954           0
      12/31/2007  12.954    15.505           0
      12/31/2008  15.505     7.820           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.887           1
      12/31/2004   8.887    10.571           3
      12/31/2005  10.571    12.192           4
      12/31/2006  12.192    13.065           5
      12/31/2007  13.065    15.661           9
      12/31/2008  15.661     7.910           7
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.828           1
      12/31/2004   8.828    10.474           2
      12/31/2005  10.474    12.050           5
      12/31/2006  12.050    12.881           6
      12/31/2007  12.881    15.402           8
      12/31/2008  15.402     7.760           8
BlackRock Global Allocation V.I. Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A       N/A         N/A
      12/31/2008     N/A     7.915          31
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A       N/A         N/A
      12/31/2008     N/A     7.899           0
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A       N/A         N/A
      12/31/2008     N/A     7.909           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A       N/A         N/A
      12/31/2008     N/A     7.893           3
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A       N/A         N/A
      12/31/2008     N/A     7.885           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A       N/A         N/A
      12/31/2008     N/A     7.885           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A       N/A         N/A
      12/31/2008     N/A     7.893           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A       N/A         N/A
      12/31/2008     N/A     7.880           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

Davis VA Financial Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     9.627           4
      12/31/2003   9.627    12.534          12
      12/31/2004  12.534    13.622          16
      12/31/2005  13.622    14.546          28
      12/31/2006  14.546    16.984          26
      12/31/2007  16.984    15.720          14
      12/31/2008  15.720     8.307          20
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     9.543          18
      12/31/2003   9.543    12.388          26
      12/31/2004  12.388    13.423          24
      12/31/2005  13.423    14.290          23
      12/31/2006  14.290    16.635          14
      12/31/2007  16.635    15.350           9
      12/31/2008  15.350     8.087           9
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     9.599           0
      12/31/2003   9.599    12.485           0
      12/31/2004  12.485    13.555           0
      12/31/2005  13.555    14.460           0
      12/31/2006  14.460    16.867           0
      12/31/2007  16.867    15.596           0
      12/31/2008  15.596     8.233           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     9.515           0
      12/31/2003   9.515    12.339           1
      12/31/2004  12.339    13.357           1
      12/31/2005  13.357    14.206           1
      12/31/2006  14.206    16.520           1
      12/31/2007  16.520    15.229           1
      12/31/2008  15.229     8.015           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.262           3
      12/31/2004  12.262    13.252           0
      12/31/2005  13.252    14.072           0
      12/31/2006  14.072    16.339           0
      12/31/2007  16.339    15.038           0
      12/31/2008  15.038     7.902           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.262           0
      12/31/2004  12.262    13.252           0
      12/31/2005  13.252    14.072           0
      12/31/2006  14.072    16.339           0
      12/31/2007  16.339    15.038           0
      12/31/2008  15.038     7.902           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.334           1
      12/31/2004  12.334    13.350           1
      12/31/2005  13.350    14.198           1
      12/31/2006  14.198    16.509           2
      12/31/2007  16.509    15.217           1
      12/31/2008  15.217     8.008           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.214           1
      12/31/2004  12.214    13.187           2
      12/31/2005  13.187    13.989           2
      12/31/2006  13.989    16.226           2
      12/31/2007  16.226    14.919           2
      12/31/2008  14.919     7.831           1
Davis VA Value Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     7.946          96
      12/31/2003   7.946    10.158         317
      12/31/2004  10.158    11.241         251
      12/31/2005  11.241    12.121         189
      12/31/2006  12.121    13.734         139
      12/31/2007  13.734    14.157         112
      12/31/2008  14.157     8.323          77
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     7.876          64
      12/31/2003   7.876    10.039         137
      12/31/2004  10.039    11.076         118
      12/31/2005  11.076    11.908         109
      12/31/2006  11.908    13.452          98
      12/31/2007  13.452    13.824          94
      12/31/2008  13.824     8.103          73

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     7.923           0
      12/31/2003   7.923    10.118           0
      12/31/2004  10.118    11.186           0
      12/31/2005  11.186    12.049           0
      12/31/2006  12.049    13.639           0
      12/31/2007  13.639    14.045           0
      12/31/2008  14.045     8.249           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     7.854           0
      12/31/2003   7.854    10.000           4
      12/31/2004  10.000    11.022           4
      12/31/2005  11.022    11.837           5
      12/31/2006  11.837    13.359           3
      12/31/2007  13.359    13.715           3
      12/31/2008  13.715     8.031           3
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.937           2
      12/31/2004   9.937    10.935           3
      12/31/2005  10.935    11.726           2
      12/31/2006  11.726    13.212           2
      12/31/2007  13.212    13.543           2
      12/31/2008  13.543     7.917           2
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.937           0
      12/31/2004   9.937    10.935           0
      12/31/2005  10.935    11.726           0
      12/31/2006  11.726    13.212           0
      12/31/2007  13.212    13.543           0
      12/31/2008  13.543     7.917           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.996           3
      12/31/2004   9.996    11.016           4
      12/31/2005  11.016    11.830           3
      12/31/2006  11.830    13.350           3
      12/31/2007  13.350    13.704           3
      12/31/2008  13.704     8.024           3
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.898           1
      12/31/2004   9.898    10.882           2
      12/31/2005  10.882    11.657           3
      12/31/2006  11.657    13.121           3
      12/31/2007  13.121    13.436           4
      12/31/2008  13.436     7.847           3
Franklin Global Real Estate Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    21.176        1491
      12/31/2000  21.176    27.529        1336
      12/31/2001  27.529    29.340        1185
      12/31/2002  29.340    29.556        1078
      12/31/2003  29.556    39.626         981
      12/31/2004  39.626    51.603         848
      12/31/2005  51.603    57.828         692
      12/31/2006  57.828    68.868         538
      12/31/2007  68.868    53.831         388
      12/31/2008  53.831    30.640         309
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    26.578           0
      12/31/2001  26.578    28.241           0
      12/31/2002  28.241    28.363          12
      12/31/2003  28.363    37.913          32
      12/31/2004  37.913    49.224          34
      12/31/2005  49.224    54.998          34
      12/31/2006  54.998    65.301          28
      12/31/2007  65.301    50.890          20
      12/31/2008  50.890    28.879          15
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    28.972           0
      12/31/2002  28.972    29.156           0
      12/31/2003  29.156    39.050           0
      12/31/2004  39.050    50.803           0
      12/31/2005  50.803    56.875           0
      12/31/2006  56.875    67.665           0
      12/31/2007  67.665    52.838           0
      12/31/2008  52.838    30.045           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    27.883           0
      12/31/2002  27.883    27.975           6
      12/31/2003  27.975    37.357           6
      12/31/2004  37.357    48.454           7
      12/31/2005  48.454    54.083           7
      12/31/2006  54.083    64.151           6
      12/31/2007  64.151    49.943           6
      12/31/2008  49.943    28.313           5

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    36.484           0
      12/31/2004  36.484    47.246           0
      12/31/2005  47.246    52.650           1
      12/31/2006  52.650    62.352           1
      12/31/2007  62.352    48.465           1
      12/31/2008  48.465    27.431           1
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    36.484           0
      12/31/2004  36.484    47.246           0
      12/31/2005  47.246    52.650           0
      12/31/2006  52.650    62.352           0
      12/31/2007  62.352    48.465           0
      12/31/2008  48.465    27.431           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    37.302           1
      12/31/2004  37.302    48.377           2
      12/31/2005  48.377    53.992           2
      12/31/2006  53.992    64.037           2
      12/31/2007  64.037    49.849           2
      12/31/2008  49.849    28.257           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    35.949           2
      12/31/2004  35.949    46.506           3
      12/31/2005  46.506    51.774           3
      12/31/2006  51.774    61.254           3
      12/31/2007  61.254    47.563           3
      12/31/2008  47.563    26.894           3
Franklin Growth and Income Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    25.891        5570
      12/31/2000  25.891    30.099        4691
      12/31/2001  30.099    29.053        4359
      12/31/2002  29.053    24.179        3944
      12/31/2003  24.179    30.030        3430
      12/31/2004  30.030    32.811        2938
      12/31/2005  32.811    33.527        2313
      12/31/2006  33.527    38.664        1762
      12/31/2007  38.664    36.771        1392
      12/31/2008  36.771    23.564        1082
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    29.059           0
      12/31/2001  29.059    27.964           2
      12/31/2002  27.964    23.204          26
      12/31/2003  23.204    28.732          41
      12/31/2004  28.732    31.299          45
      12/31/2005  31.299    31.886          43
      12/31/2006  31.886    36.662          41
      12/31/2007  36.662    34.762          37
      12/31/2008  34.762    22.209          24
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    28.688           0
      12/31/2002  28.688    23.852           0
      12/31/2003  23.852    29.594           0
      12/31/2004  29.594    32.303           0
      12/31/2005  32.303    32.974           0
      12/31/2006  32.974    37.989           1
      12/31/2007  37.989    36.092           1
      12/31/2008  36.092    23.106           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    27.609           0
      12/31/2002  27.609    22.886           9
      12/31/2003  22.886    28.310          11
      12/31/2004  28.310    30.809          11
      12/31/2005  30.809    31.355          11
      12/31/2006  31.355    36.016          11
      12/31/2007  36.016    34.115          10
      12/31/2008  34.115    21.774           9
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    27.649           1
      12/31/2004  27.649    30.041           4
      12/31/2005  30.041    30.525           4
      12/31/2006  30.525    35.006           6
      12/31/2007  35.006    33.105           0
      12/31/2008  33.105    21.096           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    27.649           0
      12/31/2004  27.649    30.041           0
      12/31/2005  30.041    30.525           0
      12/31/2006  30.525    35.006           0
      12/31/2007  35.006    33.105           0
      12/31/2008  33.105    21.096           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    28.269           1
      12/31/2004  28.269    30.760           2
      12/31/2005  30.760    31.303           3
      12/31/2006  31.303    35.952           3
      12/31/2007  35.952    34.051           3
      12/31/2008  34.051    21.731           3
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    27.243           1
      12/31/2004  27.243    29.571           4
      12/31/2005  29.571    30.017           6
      12/31/2006  30.017    34.389           6
      12/31/2007  34.389    32.489           7
      12/31/2008  32.489    20.683           6
Franklin High Income Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    20.695        4117
      12/31/2000  20.695    17.739        3269
      12/31/2001  17.739    18.220        2807
      12/31/2002  18.220    16.236        2443
      12/31/2003  16.236    21.034        2321
      12/31/2004  21.034    22.802        1753
      12/31/2005  22.802    23.302        1317
      12/31/2006  23.302    25.135        1025
      12/31/2007  25.135    25.507         781
      12/31/2008  25.507    19.308         583
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    17.126           0
      12/31/2001  17.126    17.537           1
      12/31/2002  17.537    15.581          66
      12/31/2003  15.581    20.125         173
      12/31/2004  20.125    21.751          37
      12/31/2005  21.751    22.161          35
      12/31/2006  22.161    23.833          36
      12/31/2007  23.833    24.114          25
      12/31/2008  24.114    18.198          14
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    17.991           0
      12/31/2002  17.991    16.016           0
      12/31/2003  16.016    20.728           0
      12/31/2004  20.728    22.448           0
      12/31/2005  22.448    22.918           0
      12/31/2006  22.918    24.695           0
      12/31/2007  24.695    25.037           0
      12/31/2008  25.037    18.933           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    17.315           0
      12/31/2002  17.315    15.368           4
      12/31/2003  15.368    19.830           8
      12/31/2004  19.830    21.410           5
      12/31/2005  21.410    21.793           4
      12/31/2006  21.793    23.413           4
      12/31/2007  23.413    23.665           1
      12/31/2008  23.665    17.842           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    19.366           0
      12/31/2004  19.366    20.876           3
      12/31/2005  20.876    21.216           3
      12/31/2006  21.216    22.757           3
      12/31/2007  22.757    22.965           3
      12/31/2008  22.965    17.286           2
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    19.366           0
      12/31/2004  19.366    20.876           0
      12/31/2005  20.876    21.216           0
      12/31/2006  21.216    22.757           0
      12/31/2007  22.757    22.965           0
      12/31/2008  22.965    17.286           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    19.800          30
      12/31/2004  19.800    21.376           2
      12/31/2005  21.376    21.756           2
      12/31/2006  21.756    23.372           2
      12/31/2007  23.372    23.621           2
      12/31/2008  23.621    17.806           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    19.082           1
      12/31/2004  19.082    20.550           1
      12/31/2005  20.550    20.863           1
      12/31/2006  20.863    22.356           1
      12/31/2007  22.356    22.537           1
      12/31/2008  22.537    16.947           1

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

Franklin Income Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    24.084        4380
      12/31/2000  24.084    28.421        3577
      12/31/2001  28.421    28.273        3485
      12/31/2002  28.273    27.751        3112
      12/31/2003  27.751    36.118        2857
      12/31/2004  36.118    40.608        2544
      12/31/2005  40.608    40.742        2051
      12/31/2006  40.742    47.556        1693
      12/31/2007  47.556    48.729        1422
      12/31/2008  48.729    33.888        1078
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    27.439           0
      12/31/2001  27.439    27.214           1
      12/31/2002  27.214    26.632          66
      12/31/2003  26.632    34.557         101
      12/31/2004  34.557    38.737          89
      12/31/2005  38.737    38.748          91
      12/31/2006  38.748    45.094          96
      12/31/2007  45.094    46.067         112
      12/31/2008  46.067    31.940          86
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    27.918           0
      12/31/2002  27.918    27.376           0
      12/31/2003  27.376    35.593           0
      12/31/2004  35.593    39.979           0
      12/31/2005  39.979    40.070           1
      12/31/2006  40.070    46.725           1
      12/31/2007  46.725    47.830           1
      12/31/2008  47.830    33.229           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    26.869           0
      12/31/2002  26.869    26.267           7
      12/31/2003  26.267    34.050          12
      12/31/2004  34.050    38.130          12
      12/31/2005  38.130    38.103          13
      12/31/2006  38.103    44.299          14
      12/31/2007  44.299    45.210          13
      12/31/2008  45.210    31.315           5
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    33.254           1
      12/31/2004  33.254    37.180          14
      12/31/2005  37.180    37.094          17
      12/31/2006  37.094    43.057          18
      12/31/2007  43.057    43.871          17
      12/31/2008  43.871    30.339          14
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    33.254           0
      12/31/2004  33.254    37.180           0
      12/31/2005  37.180    37.094           0
      12/31/2006  37.094    43.057           0
      12/31/2007  43.057    43.871           0
      12/31/2008  43.871    30.339           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    33.999          11
      12/31/2004  33.999    38.070          11
      12/31/2005  38.070    38.039          10
      12/31/2006  38.039    44.220          11
      12/31/2007  44.220    45.125          15
      12/31/2008  45.125    31.253          10
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    32.766           0
      12/31/2004  32.766    36.597           1
      12/31/2005  36.597    36.477           1
      12/31/2006  36.477    42.298           2
      12/31/2007  42.298    43.055           3
      12/31/2008  43.055    29.745           4
Franklin Large Cap Growth Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    20.152        7520
      12/31/2000  20.152    20.997        7938
      12/31/2001  20.997    18.356        6822
      12/31/2002  18.356    13.936        5537
      12/31/2003  13.936    17.455        4892
      12/31/2004  17.455    18.611        4162
      12/31/2005  18.611    18.576        3193
      12/31/2006  18.576    20.347        2432
      12/31/2007  20.347    21.353        1852
      12/31/2008  21.353    13.802        1486
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    20.705           0
      12/31/2001  20.705    18.046           0
      12/31/2002  18.046    13.659          27
      12/31/2003  13.659    17.058          41
      12/31/2004  17.058    18.133          47
      12/31/2005  18.133    18.045          41
      12/31/2006  18.045    19.706          38
      12/31/2007  19.706    20.618          36
      12/31/2008  20.618    13.287          27

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    18.252           0
      12/31/2002  18.252    13.843           0
      12/31/2003  13.843    17.322           0
      12/31/2004  17.322    18.450           1
      12/31/2005  18.450    18.397           1
      12/31/2006  18.397    20.131           0
      12/31/2007  20.131    21.105           0
      12/31/2008  21.105    13.628           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    17.944           0
      12/31/2002  17.944    13.569           2
      12/31/2003  13.569    16.928           3
      12/31/2004  16.928    17.976           3
      12/31/2005  17.976    17.871           2
      12/31/2006  17.871    19.497           2
      12/31/2007  19.497    20.378           2
      12/31/2008  20.378    13.120           2
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.721           1
      12/31/2004  16.721    17.728           7
      12/31/2005  17.728    17.596           7
      12/31/2006  17.596    19.167           4
      12/31/2007  19.167    20.001           3
      12/31/2008  20.001    12.856           3
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.721           0
      12/31/2004  16.721    17.728           0
      12/31/2005  17.728    17.596           0
      12/31/2006  17.596    19.167           0
      12/31/2007  19.167    20.001           0
      12/31/2008  20.001    12.856           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.915           1
      12/31/2004  16.915    17.961           2
      12/31/2005  17.961    17.854           3
      12/31/2006  17.854    19.476           4
      12/31/2007  19.476    20.355           4
      12/31/2008  20.355    13.103           4
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.593           3
      12/31/2004  16.593    17.575           4
      12/31/2005  17.575    17.427           4
      12/31/2006  17.427    18.963           4
      12/31/2007  18.963    19.769           4
      12/31/2008  19.769    12.694           3
Franklin Rising Dividends Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    18.712        4138
      12/31/2000  18.712    22.317        3128
      12/31/2001  22.317    25.041        3084
      12/31/2002  25.041    24.345        2853
      12/31/2003  24.345    29.952        2593
      12/31/2004  29.952    32.828        2321
      12/31/2005  32.828    33.534        1811
      12/31/2006  33.534    38.798        1391
      12/31/2007  38.798    37.298        1102
      12/31/2008  37.298    26.845         873
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    21.732           0
      12/31/2001  21.732    24.312           0
      12/31/2002  24.312    23.566          40
      12/31/2003  23.566    28.906          96
      12/31/2004  28.906    31.586          97
      12/31/2005  31.586    32.170          83
      12/31/2006  32.170    37.108          78
      12/31/2007  37.108    35.566          68
      12/31/2008  35.566    25.522          59
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    24.796           0
      12/31/2002  24.796    24.083           0
      12/31/2003  24.083    29.601           1
      12/31/2004  29.601    32.410           1
      12/31/2005  32.410    33.074           1
      12/31/2006  33.074    38.228           1
      12/31/2007  38.228    36.713           0
      12/31/2008  36.713    26.398           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    24.073           0
      12/31/2002  24.073    23.311           8
      12/31/2003  23.311    28.565           9
      12/31/2004  28.565    31.182          10
      12/31/2005  31.182    31.727           9
      12/31/2006  31.727    36.560           8
      12/31/2007  36.560    35.006           9
      12/31/2008  35.006    25.095           7

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    28.023           1
      12/31/2004  28.023    30.541           4
      12/31/2005  30.541    31.025           5
      12/31/2006  31.025    35.695           3
      12/31/2007  35.695    34.122           2
      12/31/2008  34.122    24.422           2
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    28.023           0
      12/31/2004  28.023    30.541           0
      12/31/2005  30.541    31.025           0
      12/31/2006  31.025    35.695           0
      12/31/2007  35.695    34.122           0
      12/31/2008  34.122    24.422           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    28.529           1
      12/31/2004  28.529    31.140           5
      12/31/2005  31.140    31.680           5
      12/31/2006  31.680    36.503           5
      12/31/2007  36.503    34.948           5
      12/31/2008  34.948    25.050           4
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    27.691           2
      12/31/2004  27.691    30.149           7
      12/31/2005  30.149    30.596           8
      12/31/2006  30.596    35.166           8
      12/31/2007  35.166    33.583           8
      12/31/2008  33.583    24.012           7
Franklin Small Cap Value Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A     7.724         603
      12/31/2000   7.724     9.530         867
      12/31/2001   9.530    10.722        1364
      12/31/2002  10.722     9.608        1326
      12/31/2003   9.608    12.539        1188
      12/31/2004  12.539    15.329        1042
      12/31/2005  15.329    16.460         733
      12/31/2006  16.460    19.024         547
      12/31/2007  19.024    18.340         386
      12/31/2008  18.340    12.129         285
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A     9.454           0
      12/31/2001   9.454    10.605           0
      12/31/2002  10.605     9.474          60
      12/31/2003   9.474    12.328         130
      12/31/2004  12.328    15.025         133
      12/31/2005  15.025    16.086         127
      12/31/2006  16.086    18.535         113
      12/31/2007  18.535    17.816          95
      12/31/2008  17.816    11.747          71
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.683           0
      12/31/2002  10.683     9.563           0
      12/31/2003   9.563    12.468           0
      12/31/2004  12.468    15.227           0
      12/31/2005  15.227    16.334           0
      12/31/2006  16.334    18.859           0
      12/31/2007  18.859    18.164           0
      12/31/2008  18.164    12.001           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    10.566           0
      12/31/2002  10.566     9.430          17
      12/31/2003   9.430    12.258          16
      12/31/2004  12.258    14.925          16
      12/31/2005  14.925    15.963          15
      12/31/2006  15.963    18.375          11
      12/31/2007  18.375    17.644           9
      12/31/2008  17.644    11.622           9
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.147           0
      12/31/2004  12.147    14.767           2
      12/31/2005  14.767    15.768           5
      12/31/2006  15.768    18.122           5
      12/31/2007  18.122    17.373           5
      12/31/2008  17.373    11.425           5
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.147           0
      12/31/2004  12.147    14.767           0
      12/31/2005  14.767    15.768           0
      12/31/2006  15.768    18.122           0
      12/31/2007  18.122    17.373           0
      12/31/2008  17.373    11.425           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.251           1
      12/31/2004  12.251    14.915           4
      12/31/2005  14.915    15.951           4
      12/31/2006  15.951    18.359           4
      12/31/2007  18.359    17.627           5
      12/31/2008  17.627    11.610           3
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.078           1
      12/31/2004  12.078    14.668           4
      12/31/2005  14.668    15.648           5
      12/31/2006  15.648    17.966           4
      12/31/2007  17.966    17.206           4
      12/31/2008  17.206    11.304           3
Franklin Small-Mid Cap Growth Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    28.247        5462
      12/31/2000  28.247    23.767        5728
      12/31/2001  23.767    19.898        5025
      12/31/2002  19.898    14.013        4620
      12/31/2003  14.013    18.998        4108
      12/31/2004  18.998    20.907        3499
      12/31/2005  20.907    21.646        2658
      12/31/2006  21.646    23.236        2069
      12/31/2007  23.236    25.525        1643
      12/31/2008  25.525    14.499        1301
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    23.401           0
      12/31/2001  23.401    19.533           1
      12/31/2002  19.533    13.714          19
      12/31/2003  13.714    18.537          35
      12/31/2004  18.537    20.339          35
      12/31/2005  20.339    20.995          32
      12/31/2006  20.995    22.470          30
      12/31/2007  22.470    24.609          26
      12/31/2008  24.609    13.937          20
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    19.775           0
      12/31/2002  19.775    13.913           2
      12/31/2003  13.913    18.843           2
      12/31/2004  18.843    20.715           2
      12/31/2005  20.715    21.427           2
      12/31/2006  21.427    22.978           1
      12/31/2007  22.978    25.216           1
      12/31/2008  25.216    14.309           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    19.412           0
      12/31/2002  19.412    13.616          10
      12/31/2003  13.616    18.386          10
      12/31/2004  18.386    20.153           9
      12/31/2005  20.153    20.782           8
      12/31/2006  20.782    22.221           8
      12/31/2007  22.221    24.311           8
      12/31/2008  24.311    13.754           7
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    18.148           1
      12/31/2004  18.148    19.859           1
      12/31/2005  19.859    20.447           1
      12/31/2006  20.447    21.827           0
      12/31/2007  21.827    23.842           0
      12/31/2008  23.842    13.467           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    18.148           0
      12/31/2004  18.148    19.859           0
      12/31/2005  19.859    20.447           0
      12/31/2006  20.447    21.827           0
      12/31/2007  21.827    23.842           0
      12/31/2008  23.842    13.467           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    18.371           2
      12/31/2004  18.371    20.134           2
      12/31/2005  20.134    20.761           3
      12/31/2006  20.761    22.196           3
      12/31/2007  22.196    24.281           3
      12/31/2008  24.281    13.736           3
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    18.000           2
      12/31/2004  18.000    19.678           2
      12/31/2005  19.678    20.240           1
      12/31/2006  20.240    21.584           2
      12/31/2007  21.584    23.553           2
      12/31/2008  23.553    13.291           1

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

Franklin Templeton VIP Founding Funds Allocation Fund
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.242          15
      12/31/2008   9.242     5.839          41
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.228           4
      12/31/2008   9.228     5.813          10
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.237           0
      12/31/2008   9.237     5.830           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.224           0
      12/31/2008   9.224     5.804           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.216           0
      12/31/2008   9.216     5.790           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.216           0
      12/31/2008   9.216     5.790           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.223           0
      12/31/2008   9.223     5.803           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A     9.212           0
      12/31/2008   9.212     5.782           0
Franklin U.S. Government Fund
VMIV 1     1.49%
      12/31/1999     N/A    18.394        3859
      12/31/2000  18.394    20.264        3294
      12/31/2001  20.264    21.483        3480
      12/31/2002  21.483    23.300        3527
      12/31/2003  23.300    23.514        2839
      12/31/2004  23.514    24.025        2260
      12/31/2005  24.025    24.297        1720
      12/31/2006  24.297    24.970        1401
      12/31/2007  24.970    26.284        1171
      12/31/2008  26.284    27.943         971
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    19.562           0
      12/31/2001  19.562    20.676           1
      12/31/2002  20.676    22.358          63
      12/31/2003  22.358    22.496         118
      12/31/2004  22.496    22.915         111
      12/31/2005  22.915    23.106         102
      12/31/2006  23.106    23.675          91
      12/31/2007  23.675    24.845          85
      12/31/2008  24.845    26.334          82

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    21.212           0
      12/31/2002  21.212    22.982           1
      12/31/2003  22.982    23.170           0
      12/31/2004  23.170    23.650           0
      12/31/2005  23.650    23.894           1
      12/31/2006  23.894    24.532           1
      12/31/2007  24.532    25.796           2
      12/31/2008  25.796    27.397           2
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    20.414           0
      12/31/2002  20.414    22.052          19
      12/31/2003  22.052    22.166          22
      12/31/2004  22.166    22.557          21
      12/31/2005  22.557    22.722          22
      12/31/2006  22.722    23.258          20
      12/31/2007  23.258    24.383          18
      12/31/2008  24.383    25.818          22
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    21.648           6
      12/31/2004  21.648    21.994           1
      12/31/2005  21.994    22.120           2
      12/31/2006  22.120    22.606           2
      12/31/2007  22.606    23.661           2
      12/31/2008  23.661    25.014           1
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    21.648           0
      12/31/2004  21.648    21.994           0
      12/31/2005  21.994    22.120           0
      12/31/2006  22.120    22.606           0
      12/31/2007  22.606    23.661           0
      12/31/2008  23.661    25.014           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    22.133           1
      12/31/2004  22.133    22.521           4
      12/31/2005  22.521    22.684           4
      12/31/2006  22.684    23.217           5
      12/31/2007  23.217    24.337           3
      12/31/2008  24.337    25.767           4
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    21.330           2
      12/31/2004  21.330    21.650           4
      12/31/2005  21.650    21.752           5
      12/31/2006  21.752    22.208           4
      12/31/2007  22.208    23.221           4
      12/31/2008  23.221    24.524           4
Franklin Zero Coupon Fund 2010
VMIV 1     1.49%
      12/31/1999     N/A    23.929         667
      12/31/2000  23.929    27.989         575
      12/31/2001  27.989    29.123         462
      12/31/2002  29.123    34.460         488
      12/31/2003  34.460    35.170         416
      12/31/2004  35.170    36.283         319
      12/31/2005  36.283    36.297         263
      12/31/2006  36.297    36.732         225
      12/31/2007  36.732    39.305         191
      12/31/2008  39.305    41.625         153
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    27.019           0
      12/31/2001  27.019    28.030           0
      12/31/2002  28.030    33.067           3
      12/31/2003  33.067    33.647          20
      12/31/2004  33.647    34.608          19
      12/31/2005  34.608    34.517          18
      12/31/2006  34.517    34.826          15
      12/31/2007  34.826    37.154          16
      12/31/2008  37.154    39.229          15
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    28.756           0
      12/31/2002  28.756    33.991           5
      12/31/2003  33.991    34.656           5
      12/31/2004  34.656    35.717           4
      12/31/2005  35.717    35.695           2
      12/31/2006  35.695    36.087           2
      12/31/2007  36.087    38.576           1
      12/31/2008  38.576    40.813           1
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    27.674           3
      12/31/2002  27.674    32.615           4
      12/31/2003  32.615    33.154           6
      12/31/2004  33.154    34.066           5
      12/31/2005  34.066    33.943           6
      12/31/2006  33.943    34.213           6
      12/31/2007  34.213    36.463           6
      12/31/2008  36.463    38.461           8

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    32.379           0
      12/31/2004  32.379    33.216           0
      12/31/2005  33.216    33.044           0
      12/31/2006  33.044    33.254           0
      12/31/2007  33.254    35.384           0
      12/31/2008  35.384    37.263           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    32.379           0
      12/31/2004  32.379    33.216           0
      12/31/2005  33.216    33.044           0
      12/31/2006  33.044    33.254           0
      12/31/2007  33.254    35.384           0
      12/31/2008  35.384    37.263           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    33.105           0
      12/31/2004  33.105    34.012           0
      12/31/2005  34.012    33.886           1
      12/31/2006  33.886    34.152           2
      12/31/2007  34.152    36.395           2
      12/31/2008  36.395    38.385           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    31.904           1
      12/31/2004  31.904    32.696           1
      12/31/2005  32.696    32.494           1
      12/31/2006  32.494    32.668           1
      12/31/2007  32.668    34.725           1
      12/31/2008  34.725    36.533           1
Mutual Global Discovery Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    13.662        7819
      12/31/2000  13.662    14.867        7118
      12/31/2001  14.867    14.703        6442
      12/31/2002  14.703    13.173        5488
      12/31/2003  13.173    16.767        4778
      12/31/2004  16.767    19.583        4065
      12/31/2005  19.583    22.435        3306
      12/31/2006  22.435    27.257        2750
      12/31/2007  27.257    30.121        2321
      12/31/2008  30.121    21.279        1853
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    14.684           0
      12/31/2001  14.684    14.478           0
      12/31/2002  14.478    12.933          33
      12/31/2003  12.933    16.412          80
      12/31/2004  16.412    19.110          81
      12/31/2005  19.110    21.828          97
      12/31/2006  21.828    26.441         118
      12/31/2007  26.441    29.130         132
      12/31/2008  29.130    20.518          93
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    14.627           0
      12/31/2002  14.627    13.092           1
      12/31/2003  13.092    16.648           1
      12/31/2004  16.648    19.424           0
      12/31/2005  19.424    22.230           0
      12/31/2006  22.230    26.982           0
      12/31/2007  26.982    29.787           0
      12/31/2008  29.787    21.022           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    14.404           0
      12/31/2002  14.404    12.854          15
      12/31/2003  12.854    16.295          15
      12/31/2004  16.295    18.955          17
      12/31/2005  18.955    21.629          16
      12/31/2006  21.629    26.174          14
      12/31/2007  26.174    28.808          16
      12/31/2008  28.808    20.270          15
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.110           3
      12/31/2004  16.110    18.710           6
      12/31/2005  18.710    21.315           6
      12/31/2006  21.315    25.752           8
      12/31/2007  25.752    28.298          11
      12/31/2008  28.298    19.880          11
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.110           0
      12/31/2004  16.110    18.710           0
      12/31/2005  18.710    21.315           0
      12/31/2006  21.315    25.752           0
      12/31/2007  25.752    28.298           0
      12/31/2008  28.298    19.880           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.283           1
      12/31/2004  16.283    18.940           2
      12/31/2005  18.940    21.609           5
      12/31/2006  21.609    26.147           6
      12/31/2007  26.147    28.775          14
      12/31/2008  28.775    20.245           5
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    15.995           2
      12/31/2004  15.995    18.558           4
      12/31/2005  18.558    21.120           4
      12/31/2006  21.120    25.492           4
      12/31/2007  25.492    27.984           7
      12/31/2008  27.984    19.639           6
Mutual Shares Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    13.199       18925
      12/31/2000  13.199    14.776       15886
      12/31/2001  14.776    15.620       14838
      12/31/2002  15.620    13.609       12905
      12/31/2003  13.609    16.825       11299
      12/31/2004  16.825    18.710        9645
      12/31/2005  18.710    20.430        7646
      12/31/2006  20.430    23.885        6225
      12/31/2007  23.885    24.406        5002
      12/31/2008  24.406    15.164        3930
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    14.593           0
      12/31/2001  14.593    15.380           4
      12/31/2002  15.380    13.361         104
      12/31/2003  13.361    16.468         210
      12/31/2004  16.468    18.259         184
      12/31/2005  18.259    19.877         184
      12/31/2006  19.877    23.170         189
      12/31/2007  23.170    23.603         185
      12/31/2008  23.603    14.621         157
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    15.539           0
      12/31/2002  15.539    13.526           1
      12/31/2003  13.526    16.705           1
      12/31/2004  16.705    18.558           1
      12/31/2005  18.558    20.244           0
      12/31/2006  20.244    23.644           0
      12/31/2007  23.644    24.135           0
      12/31/2008  24.135    14.980           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    15.302           0
      12/31/2002  15.302    13.279           6
      12/31/2003  13.279    16.351           8
      12/31/2004  16.351    18.111           8
      12/31/2005  18.111    19.697           8
      12/31/2006  19.697    22.936           7
      12/31/2007  22.936    23.342          14
      12/31/2008  23.342    14.444          13
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.165           2
      12/31/2004  16.165    17.876          11
      12/31/2005  17.876    19.410          15
      12/31/2006  19.410    22.567          21
      12/31/2007  22.567    22.929          20
      12/31/2008  22.929    14.166          18
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.165           0
      12/31/2004  16.165    17.876           0
      12/31/2005  17.876    19.410           0
      12/31/2006  19.410    22.567           0
      12/31/2007  22.567    22.929           0
      12/31/2008  22.929    14.166           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.339           3
      12/31/2004  16.339    18.096           3
      12/31/2005  18.096    19.678           4
      12/31/2006  19.678    22.913           5
      12/31/2007  22.913    23.316           5
      12/31/2008  23.316    14.427           5
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    16.050           4
      12/31/2004  16.050    17.731           6
      12/31/2005  17.731    19.233           5
      12/31/2006  19.233    22.339           5
      12/31/2007  22.339    22.675           5
      12/31/2008  22.675    13.995           5

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

OpCap Mid Cap Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A    10.003           6
      12/31/2007  10.003    10.567          14
      12/31/2008  10.567     6.072          29
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.983           0
      12/31/2007   9.983    10.514           1
      12/31/2008  10.514     6.023           2
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.996           0
      12/31/2007   9.996    10.549           0
      12/31/2008  10.549     6.056           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.976           0
      12/31/2007   9.976    10.497           0
      12/31/2008  10.497     6.007           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.966           0
      12/31/2007   9.966    10.468           0
      12/31/2008  10.468     5.982           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.966           0
      12/31/2007   9.966    10.468           0
      12/31/2008  10.468     5.982           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.976           0
      12/31/2007   9.976    10.495           0
      12/31/2008  10.495     6.006           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A     9.959           0
      12/31/2007   9.959    10.451           0
      12/31/2008  10.451     5.966           0
Oppenheimer Global Securities Fund/VA
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     6.894          51
      12/31/2003   6.894     9.713         286
      12/31/2004   9.713    11.403         180
      12/31/2005  11.403    12.842         324
      12/31/2006  12.842    14.892          95
      12/31/2007  14.892    15.597         175
      12/31/2008  15.597     9.191         103
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     6.834          35
      12/31/2003   6.834     9.600          68
      12/31/2004   9.600    11.236          58
      12/31/2005  11.236    12.616         147
      12/31/2006  12.616    14.586          51
      12/31/2007  14.586    15.231         101
      12/31/2008  15.231     8.948          35

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     6.874           0
      12/31/2003   6.874     9.676           0
      12/31/2004   9.676    11.347           0
      12/31/2005  11.347    12.767           0
      12/31/2006  12.767    14.789           0
      12/31/2007  14.789    15.474           0
      12/31/2008  15.474     9.109           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     6.814           7
      12/31/2003   6.814     9.562           1
      12/31/2004   9.562    11.181           1
      12/31/2005  11.181    12.542           1
      12/31/2006  12.542    14.485           1
      12/31/2007  14.485    15.111           1
      12/31/2008  15.111     8.868           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.503           5
      12/31/2004   9.503    11.093           1
      12/31/2005  11.093    12.424           1
      12/31/2006  12.424    14.326           1
      12/31/2007  14.326    14.920           1
      12/31/2008  14.920     8.743           1
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.503           0
      12/31/2004   9.503    11.093           0
      12/31/2005  11.093    12.424           0
      12/31/2006  12.424    14.326           0
      12/31/2007  14.326    14.920           0
      12/31/2008  14.920     8.743           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.559           2
      12/31/2004   9.559    11.175           5
      12/31/2005  11.175    12.535           5
      12/31/2006  12.535    14.475           5
      12/31/2007  14.475    15.099           4
      12/31/2008  15.099     8.860           4
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     9.466           6
      12/31/2004   9.466    11.039           9
      12/31/2005  11.039    12.350           9
      12/31/2006  12.350    14.227           8
      12/31/2007  14.227    14.803           8
      12/31/2008  14.803     8.665           5
Oppenheimer High Income Fund/VA
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     9.199         232
      12/31/2003   9.199    11.234        1321
      12/31/2004  11.234    12.059         263
      12/31/2005  12.059    12.156          33
      12/31/2006  12.156    13.106         197
      12/31/2007  13.106    12.898          26
      12/31/2008  12.898     2.710          23
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     9.118           2
      12/31/2003   9.118    11.102         428
      12/31/2004  11.102    11.883          58
      12/31/2005  11.883    11.943          10
      12/31/2006  11.943    12.837          96
      12/31/2007  12.837    12.595           8
      12/31/2008  12.595     2.639           6
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     9.172           0
      12/31/2003   9.172    11.190           0
      12/31/2004  11.190    12.000           0
      12/31/2005  12.000    12.085           0
      12/31/2006  12.085    13.015           1
      12/31/2007  13.015    12.796           1
      12/31/2008  12.796     2.686           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     9.092           0
      12/31/2003   9.092    11.059           2
      12/31/2004  11.059    11.824           2
      12/31/2005  11.824    11.872           2
      12/31/2006  11.872    12.748           2
      12/31/2007  12.748    12.495           2
      12/31/2008  12.495     2.615           2

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.990           0
      12/31/2004  10.990    11.732           3
      12/31/2005  11.732    11.760           3
      12/31/2006  11.760    12.608           3
      12/31/2007  12.608    12.338           3
      12/31/2008  12.338     2.578           3
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.990           0
      12/31/2004  10.990    11.732           0
      12/31/2005  11.732    11.760           0
      12/31/2006  11.760    12.608           0
      12/31/2007  12.608    12.338           0
      12/31/2008  12.338     2.578           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    11.055           1
      12/31/2004  11.055    11.819           2
      12/31/2005  11.819    11.865           2
      12/31/2006  11.865    12.739           2
      12/31/2007  12.739    12.486           1
      12/31/2008  12.486     2.613           3
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.947           0
      12/31/2004  10.947    11.674           1
      12/31/2005  11.674    11.691           1
      12/31/2006  11.691    12.521           1
      12/31/2007  12.521    12.241           1
      12/31/2008  12.241     2.555           1
Oppenheimer Main Street Fund/VA
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     6.664          87
      12/31/2003   6.664     8.320         172
      12/31/2004   8.320     8.972         164
      12/31/2005   8.972     9.368         130
      12/31/2006   9.368    10.616          94
      12/31/2007  10.616    10.921          78
      12/31/2008  10.921     6.620          51
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     6.606          25
      12/31/2003   6.606     8.223          83
      12/31/2004   8.223     8.840          87
      12/31/2005   8.840     9.203          73
      12/31/2006   9.203    10.398          68
      12/31/2007  10.398    10.665          61
      12/31/2008  10.665     6.445          51
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     6.645           0
      12/31/2003   6.645     8.287           0
      12/31/2004   8.287     8.928           0
      12/31/2005   8.928     9.312           0
      12/31/2006   9.312    10.543           1
      12/31/2007  10.543    10.835           1
      12/31/2008  10.835     6.561           1
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A     6.587           1
      12/31/2003   6.587     8.190           4
      12/31/2004   8.190     8.797           4
      12/31/2005   8.797     9.149           2
      12/31/2006   9.149    10.327           2
      12/31/2007  10.327    10.580           2
      12/31/2008  10.580     6.388           2
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.139           9
      12/31/2004   8.139     8.728           6
      12/31/2005   8.728     9.062           6
      12/31/2006   9.062    10.213           6
      12/31/2007  10.213    10.447           6
      12/31/2008  10.447     6.297           4
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.139           0
      12/31/2004   8.139     8.728           0
      12/31/2005   8.728     9.062           0
      12/31/2006   9.062    10.213           0
      12/31/2007  10.213    10.447           0
      12/31/2008  10.447     6.297           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.187           3
      12/31/2004   8.187     8.793           8
      12/31/2005   8.793     9.143           7
      12/31/2006   9.143    10.319           7
      12/31/2007  10.319    10.572           7
      12/31/2008  10.572     6.382           5
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.107           5
      12/31/2004   8.107     8.685          11
      12/31/2005   8.685     9.009           7
      12/31/2006   9.009    10.143           7
      12/31/2007  10.143    10.365           6
      12/31/2008  10.365     6.241           4
PIMCO VIT All Asset Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.871          99
      12/31/2005  11.871    12.424         215
      12/31/2006  12.424    12.811         150
      12/31/2007  12.811    13.672         122
      12/31/2008  13.672    11.335         111
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.847           3
      12/31/2005  11.847    12.362           7
      12/31/2006  12.362    12.709           5
      12/31/2007  12.709    13.522           2
      12/31/2008  13.522    11.177          12
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.863           0
      12/31/2005  11.863    12.403           0
      12/31/2006  12.403    12.777           0
      12/31/2007  12.777    13.622           0
      12/31/2008  13.622    11.282           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.839           0
      12/31/2005  11.839    12.341           0
      12/31/2006  12.341    12.675           0
      12/31/2007  12.675    13.472           0
      12/31/2008  13.472    11.125           5
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.826           0
      12/31/2005  11.826    12.309           0
      12/31/2006  12.309    12.621           0
      12/31/2007  12.621    13.393           0
      12/31/2008  13.393    11.042           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.826           0
      12/31/2005  11.826    12.309           0
      12/31/2006  12.309    12.621           0
      12/31/2007  12.621    13.393           0
      12/31/2008  13.393    11.042           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.838           1
      12/31/2005  11.838    12.339           2
      12/31/2006  12.339    12.672           2
      12/31/2007  12.672    13.467           1
      12/31/2008  13.467    11.120           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A    11.818           3
      12/31/2005  11.818    12.288           4
      12/31/2006  12.288    12.588           4
      12/31/2007  12.588    13.344           2
      12/31/2008  13.344    10.991           2

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

PIMCO VIT CommodityRealReturn Strategy Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.030          38
      12/31/2006  11.030    10.530          73
      12/31/2007  10.530    12.785          62
      12/31/2008  12.785     7.080          97
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.008           6
      12/31/2006  11.008    10.478           8
      12/31/2007  10.478    12.683           4
      12/31/2008  12.683     7.002           9
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.022           0
      12/31/2006  11.022    10.513           0
      12/31/2007  10.513    12.751           0
      12/31/2008  12.751     7.054           1
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.000           1
      12/31/2006  11.000    10.460           1
      12/31/2007  10.460    12.649           1
      12/31/2008  12.649     6.976           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.988           0
      12/31/2006  10.988    10.433           0
      12/31/2007  10.433    12.595           0
      12/31/2008  12.595     6.935           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.988           0
      12/31/2006  10.988    10.433           0
      12/31/2007  10.433    12.595           0
      12/31/2008  12.595     6.935           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    11.000           1
      12/31/2006  11.000    10.459           0
      12/31/2007  10.459    12.645           1
      12/31/2008  12.645     6.974           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.981           0
      12/31/2006  10.981    10.415           0
      12/31/2007  10.415    12.561           1
      12/31/2008  12.561     6.910           3
PIMCO VIT Emerging Markets Bond Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.921          18
      12/31/2006  10.921    11.758          27
      12/31/2007  11.758    12.257          28
      12/31/2008  12.257    10.313          30
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.899           1
      12/31/2006  10.899    11.699           8
      12/31/2007  11.699    12.159           6
      12/31/2008  12.159    10.200           5

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.914           0
      12/31/2006  10.914    11.738           0
      12/31/2007  11.738    12.225           0
      12/31/2008  12.225    10.275           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.892           0
      12/31/2006  10.892    11.680           0
      12/31/2007  11.680    12.127           0
      12/31/2008  12.127    10.163           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.880           0
      12/31/2006  10.880    11.649           0
      12/31/2007  11.649    12.075           0
      12/31/2008  12.075    10.103           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.880           0
      12/31/2006  10.880    11.649           0
      12/31/2007  11.649    12.075           0
      12/31/2008  12.075    10.103           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.891           0
      12/31/2006  10.891    11.678           0
      12/31/2007  11.678    12.124           0
      12/31/2008  12.124    10.159           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A    10.873           0
      12/31/2006  10.873    11.629           1
      12/31/2007  11.629    12.043           1
      12/31/2008  12.043    10.066           1
PIMCO VIT Global Bond Portfolio (Unhedged)
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A     9.343          57
      12/31/2006   9.343     9.633          77
      12/31/2007   9.633    10.415         147
      12/31/2008  10.415    10.174          56
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A     9.324           0
      12/31/2006   9.324     9.585           2
      12/31/2007   9.585    10.332          62
      12/31/2008  10.332    10.062           5
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A     9.337           0
      12/31/2006   9.337     9.617           0
      12/31/2007   9.617    10.387           0
      12/31/2008  10.387    10.137           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A     9.318           0
      12/31/2006   9.318     9.569           0
      12/31/2007   9.569    10.304           2
      12/31/2008  10.304    10.025           2

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A     9.308           0
      12/31/2006   9.308     9.544           0
      12/31/2007   9.544    10.260           0
      12/31/2008  10.260     9.967           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A     9.308           0
      12/31/2006   9.308     9.544           0
      12/31/2007   9.544    10.260           0
      12/31/2008  10.260     9.967           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A     9.318           0
      12/31/2006   9.318     9.568           0
      12/31/2007   9.568    10.302           0
      12/31/2008  10.302    10.022           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A     9.302           0
      12/31/2006   9.302     9.528           0
      12/31/2007   9.528    10.233           0
      12/31/2008  10.233     9.930           0
PIMCO VIT High Yield Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.923         103
      12/31/2002   9.923     9.658         766
      12/31/2003   9.658    11.695         475
      12/31/2004  11.695    12.624         849
      12/31/2005  12.624    12.951         404
      12/31/2006  12.951    13.921         236
      12/31/2007  13.921    14.196         190
      12/31/2008  14.196    10.693         168
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.867           0
      12/31/2002   9.867     9.574          17
      12/31/2003   9.574    11.559          72
      12/31/2004  11.559    12.439         478
      12/31/2005  12.439    12.723         282
      12/31/2006  12.723    13.635          48
      12/31/2007  13.635    13.862          66
      12/31/2008  13.862    10.411          57
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.904           0
      12/31/2002   9.904     9.630           0
      12/31/2003   9.630    11.649           0
      12/31/2004  11.649    12.562           0
      12/31/2005  12.562    12.874           0
      12/31/2006  12.874    13.825           0
      12/31/2007  13.825    14.084           0
      12/31/2008  14.084    10.598           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     9.848           0
      12/31/2002   9.848     9.546          15
      12/31/2003   9.546    11.513          15
      12/31/2004  11.513    12.378          19
      12/31/2005  12.378    12.648          18
      12/31/2006  12.648    13.541           9
      12/31/2007  13.541    13.753           7
      12/31/2008  13.753    10.318           6
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    11.027           0
      12/31/2004  11.027    11.835           2
      12/31/2005  11.835    12.074           2
      12/31/2006  12.074    12.907           2
      12/31/2007  12.907    13.088           2
      12/31/2008  13.088     9.803           2
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    11.027           0
      12/31/2004  11.027    11.835           0
      12/31/2005  11.835    12.074           0
      12/31/2006  12.074    12.907           0
      12/31/2007  12.907    13.088           1
      12/31/2008  13.088     9.803           0

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    11.092           1
      12/31/2004  11.092    11.923          52
      12/31/2005  11.923    12.182          47
      12/31/2006  12.182    13.042           2
      12/31/2007  13.042    13.244          11
      12/31/2008  13.244     9.935           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.984           2
      12/31/2004  10.984    11.777           4
      12/31/2005  11.777    12.003           4
      12/31/2006  12.003    12.818           4
      12/31/2007  12.818    12.984           4
      12/31/2008  12.984     9.716           3
PIMCO VIT Real Return Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.510          52
      12/31/2004  10.510    11.277         283
      12/31/2005  11.277    11.344         308
      12/31/2006  11.344    11.257         210
      12/31/2007  11.257    12.272         161
      12/31/2008  12.272    11.238         247
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.489          53
      12/31/2004  10.489    11.221          68
      12/31/2005  11.221    11.254          73
      12/31/2006  11.254    11.134          64
      12/31/2007  11.134    12.101          48
      12/31/2008  12.101    11.048          67
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.503           0
      12/31/2004  10.503    11.259           0
      12/31/2005  11.259    11.314           0
      12/31/2006  11.314    11.216           0
      12/31/2007  11.216    12.215           0
      12/31/2008  12.215    11.174           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.482           0
      12/31/2004  10.482    11.202           0
      12/31/2005  11.202    11.224           0
      12/31/2006  11.224    11.093           0
      12/31/2007  11.093    12.045           0
      12/31/2008  12.045    10.985           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.470           1
      12/31/2004  10.470    11.172           2
      12/31/2005  11.172    11.176           2
      12/31/2006  11.176    11.028           2
      12/31/2007  11.028    11.955           2
      12/31/2008  11.955    10.886           1
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.470           0
      12/31/2004  10.470    11.172           0
      12/31/2005  11.172    11.176           0
      12/31/2006  11.176    11.028           0
      12/31/2007  11.028    11.955           0
      12/31/2008  11.955    10.886           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.481           1
      12/31/2004  10.481    11.200           3
      12/31/2005  11.200    11.221           4
      12/31/2006  11.221    11.089           3
      12/31/2007  11.089    12.039           3
      12/31/2008  12.039    10.979           3
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    10.463           2
      12/31/2004  10.463    11.153           3
      12/31/2005  11.153    11.146           5
      12/31/2006  11.146    10.987           3
      12/31/2007  10.987    11.900           2
      12/31/2008  11.900    10.824           4

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

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                                       63

PIMCO VIT StocksPLUS Growth and Income Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     8.252          14
      12/31/2002   8.252     6.486          58
      12/31/2003   6.486     8.332         104
      12/31/2004   8.332     9.095          67
      12/31/2005   9.095     9.274          24
      12/31/2006   9.274    10.498          19
      12/31/2007  10.498    11.051          17
      12/31/2008  11.051     6.246          11
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     8.205           0
      12/31/2002   8.205     6.430           2
      12/31/2003   6.430     8.234          13
      12/31/2004   8.234     8.962          14
      12/31/2005   8.962     9.111          14
      12/31/2006   9.111    10.283          14
      12/31/2007  10.283    10.792          10
      12/31/2008  10.792     6.081           9
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     8.236           0
      12/31/2002   8.236     6.467           0
      12/31/2003   6.467     8.299           0
      12/31/2004   8.299     9.051           0
      12/31/2005   9.051     9.219           0
      12/31/2006   9.219    10.426           0
      12/31/2007  10.426    10.964           0
      12/31/2008  10.964     6.191           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     8.189           0
      12/31/2002   8.189     6.411           1
      12/31/2003   6.411     8.202           1
      12/31/2004   8.202     8.918           1
      12/31/2005   8.918     9.057           1
      12/31/2006   9.057    10.212           1
      12/31/2007  10.212    10.707           1
      12/31/2008  10.707     6.027           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.151           0
      12/31/2004   8.151     8.848           0
      12/31/2005   8.848     8.972           0
      12/31/2006   8.972    10.100           0
      12/31/2007  10.100    10.572           0
      12/31/2008  10.572     5.942           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.151           0
      12/31/2004   8.151     8.848           0
      12/31/2005   8.848     8.972           0
      12/31/2006   8.972    10.100           0
      12/31/2007  10.100    10.572           0
      12/31/2008  10.572     5.942           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.199           0
      12/31/2004   8.199     8.914           0
      12/31/2005   8.914     9.052           0
      12/31/2006   9.052    10.205           0
      12/31/2007  10.205    10.698           0
      12/31/2008  10.698     6.022           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     8.119           0
      12/31/2004   8.119     8.805           0
      12/31/2005   8.805     8.919           0
      12/31/2006   8.919    10.030           0
      12/31/2007  10.030    10.488           0
      12/31/2008  10.488     5.889           0
PIMCO VIT Total Return Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    11.699         159
      12/31/2002  11.699    12.572         968
      12/31/2003  12.572    13.011        1119
      12/31/2004  13.011    13.446         965
      12/31/2005  13.446    13.572         925
      12/31/2006  13.572    13.887         844
      12/31/2007  13.887    14.879         723
      12/31/2008  14.879    15.362         605
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    11.632           0
      12/31/2002  11.632    12.463         123
      12/31/2003  12.463    12.859         217
      12/31/2004  12.859    13.248         208
      12/31/2005  13.248    13.333         208
      12/31/2006  13.333    13.602         214
      12/31/2007  13.602    14.530         188
      12/31/2008  14.530    14.956         180

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                                      2009

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                                       64

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    11.677           0
      12/31/2002  11.677    12.536           1
      12/31/2003  12.536    12.961           1
      12/31/2004  12.961    13.380           1
      12/31/2005  13.380    13.492           1
      12/31/2006  13.492    13.791           1
      12/31/2007  13.791    14.762           1
      12/31/2008  14.762    15.226           2
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    11.610           0
      12/31/2002  11.610    12.427          27
      12/31/2003  12.427    12.809          31
      12/31/2004  12.809    13.183          32
      12/31/2005  13.183    13.255          32
      12/31/2006  13.255    13.508          31
      12/31/2007  13.508    14.415          33
      12/31/2008  14.415    14.824          31
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.395           4
      12/31/2004  12.395    12.737           2
      12/31/2005  12.737    12.785           3
      12/31/2006  12.785    13.009           3
      12/31/2007  13.009    13.860           3
      12/31/2008  13.860    14.230           3
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.395           0
      12/31/2004  12.395    12.737           0
      12/31/2005  12.737    12.785           0
      12/31/2006  12.785    13.009           0
      12/31/2007  13.009    13.860           0
      12/31/2008  13.860    14.230           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.468           5
      12/31/2004  12.468    12.831           7
      12/31/2005  12.831    12.899           8
      12/31/2006  12.899    13.145           8
      12/31/2007  13.145    14.026           6
      12/31/2008  14.026    14.422           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    12.347           3
      12/31/2004  12.347    12.674           5
      12/31/2005  12.674    12.710           6
      12/31/2006  12.710    12.919           6
      12/31/2007  12.919    13.751           6
      12/31/2008  13.751    14.104           8
Seligman Smaller-Cap Value Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A    13.861          59
      12/31/2003  13.861    20.475         108
      12/31/2004  20.475    24.196          77
      12/31/2005  24.196    22.891          55
      12/31/2006  22.891    27.345          37
      12/31/2007  27.345    28.055          24
      12/31/2008  28.055    16.712          20
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A    13.740          26
      12/31/2003  13.740    20.236          47
      12/31/2004  20.236    23.842          43
      12/31/2005  23.842    22.488          35
      12/31/2006  22.488    26.784          26
      12/31/2007  26.784    27.396          21
      12/31/2008  27.396    16.271          19
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A    13.820           0
      12/31/2003  13.820    20.395           0
      12/31/2004  20.395    24.078           0
      12/31/2005  24.078    22.756           0
      12/31/2006  22.756    27.157           0
      12/31/2007  27.157    27.834           0
      12/31/2008  27.834    16.564           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A    13.700           1
      12/31/2003  13.700    20.157           4
      12/31/2004  20.157    23.725           4
      12/31/2005  23.725    22.356           3
      12/31/2006  22.356    26.599           3
      12/31/2007  26.599    27.180           3
      12/31/2008  27.180    16.126           2

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                                      2009

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                                       65

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    20.031           3
      12/31/2004  20.031    23.539           0
      12/31/2005  23.539    22.145           0
      12/31/2006  22.145    26.307           0
      12/31/2007  26.307    26.838           0
      12/31/2008  26.838    15.898           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    20.031           0
      12/31/2004  20.031    23.539           0
      12/31/2005  23.539    22.145           0
      12/31/2006  22.145    26.307           0
      12/31/2007  26.307    26.838           0
      12/31/2008  26.838    15.898           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    20.149           2
      12/31/2004  20.149    23.713           3
      12/31/2005  23.713    22.342           3
      12/31/2006  22.342    26.581           3
      12/31/2007  26.581    27.158           3
      12/31/2008  27.158    16.112           2
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    19.953           1
      12/31/2004  19.953    23.423           3
      12/31/2005  23.423    22.014           2
      12/31/2006  22.014    26.125           2
      12/31/2007  26.125    26.626           2
      12/31/2008  26.626    15.756           1
SP International Growth Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A     8.485           0
      12/31/2001   8.485     5.356          23
      12/31/2002   5.356     4.072          95
      12/31/2003   4.072     5.582         125
      12/31/2004   5.582     6.385          47
      12/31/2005   6.385     7.285          22
      12/31/2006   7.285     8.625          27
      12/31/2007   8.625    10.122          31
      12/31/2008  10.122     4.938          16
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A     8.484           0
      12/31/2001   8.484     5.339           1
      12/31/2002   5.339     4.047           6
      12/31/2003   4.047     5.531          19
      12/31/2004   5.531     6.308          10
      12/31/2005   6.308     7.175           9
      12/31/2006   7.175     8.470           8
      12/31/2007   8.470     9.910           7
      12/31/2008   9.910     4.820           7
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     5.350           0
      12/31/2002   5.350     4.063           0
      12/31/2003   4.063     5.565           0
      12/31/2004   5.565     6.360           0
      12/31/2005   6.360     7.248           0
      12/31/2006   7.248     8.573           0
      12/31/2007   8.573    10.051           0
      12/31/2008  10.051     4.898           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     5.334           0
      12/31/2002   5.334     4.039           1
      12/31/2003   4.039     5.514           2
      12/31/2004   5.514     6.283           1
      12/31/2005   6.283     7.139           1
      12/31/2006   7.139     8.419           0
      12/31/2007   8.419     9.841           0
      12/31/2008   9.841     4.781           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     5.487           2
      12/31/2004   5.487     6.242           0
      12/31/2005   6.242     7.082           0
      12/31/2006   7.082     8.338           0
      12/31/2007   8.338     9.730           0
      12/31/2008   9.730     4.720           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     5.487           0
      12/31/2004   5.487     6.242           0
      12/31/2005   6.242     7.082           0
      12/31/2006   7.082     8.338           0
      12/31/2007   8.338     9.730           0
      12/31/2008   9.730     4.720           0

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                                      2009

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                                       66

VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     5.512           0
      12/31/2004   5.512     6.280           0
      12/31/2005   6.280     7.136           0
      12/31/2006   7.136     8.414           0
      12/31/2007   8.414     9.834           0
      12/31/2008   9.834     4.777           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     5.470           2
      12/31/2004   5.470     6.217           1
      12/31/2005   6.217     7.046           1
      12/31/2006   7.046     8.288           1
      12/31/2007   8.288     9.662           1
      12/31/2008   9.662     4.682           1
SP Strategic Partners Focused Growth Portfolio
VMIV 1     1.49%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A     7.949           0
      12/31/2001   7.949     6.599          46
      12/31/2002   6.599     4.842          55
      12/31/2003   4.842     5.985          43
      12/31/2004   5.985     6.480          86
      12/31/2005   6.480     7.331          48
      12/31/2006   7.331     7.143          28
      12/31/2007   7.143     8.069          14
      12/31/2008   8.069     4.886          13
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A     7.948           0
      12/31/2001   7.948     6.579           0
      12/31/2002   6.579     4.813           3
      12/31/2003   4.813     5.930           5
      12/31/2004   5.930     6.402           6
      12/31/2005   6.402     7.221           7
      12/31/2006   7.221     7.014           7
      12/31/2007   7.014     7.900           4
      12/31/2008   7.900     4.769           3
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     6.592           0
      12/31/2002   6.592     4.832           0
      12/31/2003   4.832     5.967           0
      12/31/2004   5.967     6.454           0
      12/31/2005   6.454     7.294           0
      12/31/2006   7.294     7.100           0
      12/31/2007   7.100     8.013           0
      12/31/2008   8.013     4.846           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A     6.572           0
      12/31/2002   6.572     4.803           0
      12/31/2003   4.803     5.912           0
      12/31/2004   5.912     6.376           0
      12/31/2005   6.376     7.185           0
      12/31/2006   7.185     6.972           0
      12/31/2007   6.972     7.845           0
      12/31/2008   7.845     4.731           0
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     5.884           0
      12/31/2004   5.884     6.335           0
      12/31/2005   6.335     7.127           0
      12/31/2006   7.127     6.905           0
      12/31/2007   6.905     7.757           0
      12/31/2008   7.757     4.670           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     5.884           0
      12/31/2004   5.884     6.335           0
      12/31/2005   6.335     7.127           0
      12/31/2006   7.127     6.905           0
      12/31/2007   6.905     7.757           0
      12/31/2008   7.757     4.670           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     5.911           0
      12/31/2004   5.911     6.373           1
      12/31/2005   6.373     7.181           1
      12/31/2006   7.181     6.968           1
      12/31/2007   6.968     7.839           0
      12/31/2008   7.839     4.727           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A     5.866           0
      12/31/2004   5.866     6.309           0
      12/31/2005   6.309     7.091           1
      12/31/2006   7.091     6.863           1
      12/31/2007   6.863     7.702           1
      12/31/2008   7.702     4.633           1

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

Templeton Foreign Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    22.858        4165
      12/31/2000  22.858    21.413        4027
      12/31/2001  21.413    17.772        3729
      12/31/2002  17.772    14.287        3556
      12/31/2003  14.287    18.657        3195
      12/31/2004  18.657    21.849        2838
      12/31/2005  21.849    23.782        2334
      12/31/2006  23.782    28.515        1904
      12/31/2007  28.515    32.527        1552
      12/31/2008  32.527    19.151        1093
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    20.852           0
      12/31/2001  20.852    17.255           1
      12/31/2002  17.255    13.829          27
      12/31/2003  13.829    18.006          46
      12/31/2004  18.006    21.023          42
      12/31/2005  21.023    22.814          43
      12/31/2006  22.814    27.273          45
      12/31/2007  27.273    31.016          36
      12/31/2008  31.016    18.207          31
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    17.599           0
      12/31/2002  17.599    14.133           0
      12/31/2003  14.133    18.438           0
      12/31/2004  18.438    21.571           0
      12/31/2005  21.571    23.456           0
      12/31/2006  23.456    28.096           0
      12/31/2007  28.096    32.016           1
      12/31/2008  32.016    18.832           1
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    17.085           0
      12/31/2002  17.085    13.680           0
      12/31/2003  13.680    17.793           1
      12/31/2004  17.793    20.754           1
      12/31/2005  20.754    22.500           1
      12/31/2006  22.500    26.871           2
      12/31/2007  26.871    30.528           1
      12/31/2008  30.528    17.902           1
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    17.456           0
      12/31/2004  17.456    20.328           0
      12/31/2005  20.328    22.003           1
      12/31/2006  22.003    26.235           6
      12/31/2007  26.235    29.757           6
      12/31/2008  29.757    17.423           5
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    17.456           0
      12/31/2004  17.456    20.328           0
      12/31/2005  20.328    22.003           0
      12/31/2006  22.003    26.235           0
      12/31/2007  26.235    29.757           0
      12/31/2008  29.757    17.423           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    17.771           0
      12/31/2004  17.771    20.726           1
      12/31/2005  20.726    22.467           1
      12/31/2006  22.467    26.829           1
      12/31/2007  26.829    30.477           0
      12/31/2008  30.477    17.871           0
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    17.248           0
      12/31/2004  17.248    20.066           4
      12/31/2005  20.066    21.698           6
      12/31/2006  21.698    25.846           6
      12/31/2007  25.846    29.286           6
      12/31/2008  29.286    17.130           6
Templeton Global Bond Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    16.472         658
      12/31/2000  16.472    16.929         522
      12/31/2001  16.929    17.102         590
      12/31/2002  17.102    20.462         382
      12/31/2003  20.462    24.739         311
      12/31/2004  24.739    28.050         266
      12/31/2005  28.050    26.831         202
      12/31/2006  26.831    29.909         154
      12/31/2007  29.909    32.786         147
      12/31/2008  32.786    34.387         138
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    31.656           5
      12/31/2008  31.656    33.102          12

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    32.834           0
      12/31/2008  32.834    34.403           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    31.083           3
      12/31/2008  31.083    32.471           3
VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    30.188           0
      12/31/2008  30.188    31.485           0
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    30.188           0
      12/31/2008  30.188    31.485           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    31.026           0
      12/31/2008  31.026    32.408           1
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A       N/A         N/A
      12/31/2004     N/A       N/A         N/A
      12/31/2005     N/A       N/A         N/A
      12/31/2006     N/A       N/A         N/A
      12/31/2007     N/A    29.641           0
      12/31/2008  29.641    30.884           2
Templeton Growth Securities Fund
VMIV 1     1.49%
      12/31/1999     N/A    19.364        9009
      12/31/2000  19.364    19.410        8239
      12/31/2001  19.410    18.933        7387
      12/31/2002  18.933    15.236        6416
      12/31/2003  15.236    19.907        5661
      12/31/2004  19.907    22.798        4856
      12/31/2005  22.798    24.496        3936
      12/31/2006  24.496    29.494        3150
      12/31/2007  29.494    29.797        2549
      12/31/2008  29.797    16.987        2051
VMIV 2     1.79%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A    19.018           0
      12/31/2001  19.018    18.495           1
      12/31/2002  18.495    14.839          57
      12/31/2003  14.839    19.330          88
      12/31/2004  19.330    22.071          69
      12/31/2005  22.071    23.644          62
      12/31/2006  23.644    28.382          55
      12/31/2007  28.382    28.588          55
      12/31/2008  28.588    16.248          41
VMIV 3     1.59%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    18.786           0
      12/31/2002  18.786    15.102           0
      12/31/2003  15.102    19.713           0
      12/31/2004  19.713    22.553           0
      12/31/2005  22.553    24.209           0
      12/31/2006  24.209    29.118           0
      12/31/2007  29.118    29.388           0
      12/31/2008  29.388    16.737           0
VMIV 4     1.89%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A    18.351           0
      12/31/2002  18.351    14.709          10
      12/31/2003  14.709    19.141          10
      12/31/2004  19.141    21.833           9
      12/31/2005  21.833    23.366           8
      12/31/2006  23.366    28.021           8
      12/31/2007  28.021    28.196           8
      12/31/2008  28.196    16.010           7

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009

VMIV 6     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    18.843           0
      12/31/2004  18.843    21.459           3
      12/31/2005  21.459    22.929           7
      12/31/2006  22.929    27.453          14
      12/31/2007  27.453    27.580          13
      12/31/2008  27.580    15.635          11
VMIV 7     2.05%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    18.843           0
      12/31/2004  18.843    21.459           0
      12/31/2005  21.459    22.929           0
      12/31/2006  22.929    27.453           0
      12/31/2007  27.453    27.580           0
      12/31/2008  27.580    15.635           0
VMIV 8     1.90%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    19.123           1
      12/31/2004  19.123    21.810           2
      12/31/2005  21.810    23.339           3
      12/31/2006  23.339    27.986           3
      12/31/2007  27.986    28.157           3
      12/31/2008  28.157    15.986           3
VMIV 9     2.15%
      12/31/1999     N/A       N/A         N/A
      12/31/2000     N/A       N/A         N/A
      12/31/2001     N/A       N/A         N/A
      12/31/2002     N/A       N/A         N/A
      12/31/2003     N/A    18.660           0
      12/31/2004  18.660    21.228           2
      12/31/2005  21.228    22.660           3
      12/31/2006  22.660    27.104           6
      12/31/2007  27.104    27.202           6
      12/31/2008  27.202    15.405           6

 The Valuemark(R) IV Variable Annuity Contract SAI -  April 27,
                                      2009